As filed with the Securities and Exchange Commission on April 21, 2003

                      Registration Nos. 2-75503, 811-03364



                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

                         Pre-Effective Amendment No. ( )
                                     -------
                       Post-Effective Amendment No. 79 (X)
                                      -----

                                     and/or

                 REGISTRATION STATEMENT UNDER THE INVESTMENT (X)
                               COMPANY ACT OF 1940

                              Amendment No. 79 (X)
                                      ----

                             MAXIM SERIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                              8515 E. Orchard Road

                        Greenwood Village, Colorado 80111

       Registrant's Telephone Number, including Area Code: (303) 737-3000

                                 W. T. McCallum

                      President and Chief Executive Officer

                   Great-West Life & Annuity Insurance Company

                              8515 E. Orchard Road

                        Greenwood Village, Colorado 80111

                    (Address of Principal Executive Offices)

                     (Name and Address of Agent for Service)

                          Copies of Communications to:

                            James F. Jorden, Esquire

                                 Jorden Burt LLP

                         1025 Thomas Jefferson St. N. W.
                                 Suite 400 East

                          Washington, D. C. 20007-5208

 It is proposed that this filing will become effective (check appropriate box)

             immediately upon filing pursuant to paragraph (b) of Rule 485
       -----
        X    on       May 1, 2003 , pursuant to paragraph (b) of Rule 485
       -----
             60 days after filing pursuant to paragraph (a)(1) of Rule 485
       -----
             on                     , pursuant to paragraph (a)(1) of Rule 485
       -----
             75 days after filing pursuant to paragraph (a)(2) of Rule 485
       -----
             on _             ___, pursuant to paragraph (a)(2) of Rule 485.
       -----    -----------------

 If appropriate, check the following:

             this post-effective amendment designates a new effective ---- date for a previously filed post-effective amendment.

                             MAXIM SERIES FUND, INC.

Maxim Money Market Portfolio                       Maxim Templeton(R) International Equity Portfolio
Maxim Bond Portfolio                               Maxim INVESCO ADR Portfolio
Maxim Loomis Sayles Bond Portfolio                 Maxim MFS(R)International Growth Portfolio
Maxim U.S. Government Securities Portfolio
Maxim Short Duration Bond Portfolio                Maxim T. Rowe Price Equity/Income Portfolio
Maxim U.S. Government Mortgage                     Maxim Founders Growth & Income Portfolio
   Securities Portfolio                            Maxim INVESCO Balanced Portfolio
Maxim Global Bond Portfolio                        Maxim Janus Large Cap Growth Portfolio
Maxim Federated Bond Portfolio
Maxim Janus High Yield Bond Portfolio              Maxim Ariel Small-Cap Value Portfolio
                                                   Maxim INVESCO Small-Cap Growth Portfolio

Maxim Ariel MidCap Value Portfolio                 Maxim Loomis Sayles Small-Cap Value Portfolio
Maxim T. Rowe Price MidCap Growth Portfolio

                                                   Maxim Aggressive Profile I Portfolio

Maxim Stock Index Portfolio                        Maxim Moderately Aggressive Profile I Portfolio
Maxim Index 600 Portfolio                          Maxim Moderate Profile I Portfolio
Maxim Value Index Portfolio                        Maxim Moderately  Conservative Profile I Portfolio
Maxim Growth Index Portfolio                       Maxim Conservative Profile I Portfolio
Maxim Index 400 Portfolio                          Maxim Aggressive Profile II Portfolio
Maxim Bond Index Portfolio                         Maxim Moderately Aggressive Profile II Portfolio
Maxim Index Pacific Portfolio                      Maxim Moderate Profile II Portfolio
Maxim Index European Portfolio                     Maxim Moderately Conservative Profile II Portfolio

                                                   Maxim Conservative Profile II Portfolio


                               (the "Portfolios")

                                ----------------
                             8515 East Orchard Road

                           Greenwood Village, CO 80111

                                 (800) -537-2033

This Prospectus describes thirty-nine portfolios, twenty-four of which are "Equity Portfolios," fourteen of which are "Debt Portfolios" (including the Money Market Portfolio) and one that is a "Balanced Portfolio." GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), serves as investment adviser to each of the Portfolios. Several of the Portfolios are managed on a day-to-day basis by "Sub-Advisers" hired by MCM.

Each Portfolio is a series of the Maxim Series Fund, Inc. (the "Fund"). Each Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.

The Fund is available only as an investment option for certain variable annuity contracts, variable life insurance policies and certain qualified retirement plans. Therefore you cannot purchase shares of the Portfolios directly; rather you must own a variable insurance contract or participate in a qualified retirement plan that makes one or more of the Portfolios available for investment.

This Prospectus contains important information about each Portfolio that you should consider before investing. Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

            The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.

                  Any representation to the contrary is a criminal offense.

                   The date of this Prospectus is May 1, 2003.

                                    CONTENTS

The Portfolios at a Glance.............................................3
        Maxim Money Market Portfolio...................................3
        Maxim Bond Portfolios...........................................
        Maxim Small-Cap Portfolios......................................
        Maxim MidCap Portfolios.........................................
        Maxim Foreign Equity Portfolios.................................
        Maxim Domestic Equity Portfolios................................
        Maxim Equity Index Portfolios...................................
        Maxim Profile Portfolios........................................

Fees and Expenses.......................................................

Examples................................................................
.........
More Information About the Portfolios...................................
        The Equity Portfolios...........................................
        The Debt Portfolios.............................................
        The Money Market Portfolio......................................
        The Balanced Portfolio..........................................

Other Investment Practices..............................................

Management of the Portfolios............................................

Important Information About Your Investment.............................

Financial Highlights....................................................

Additional Information..................................................

                           THE PORTFOLIOS AT A GLANCE

The following information about each Portfolio is only a summary of important information you should know. More detailed information about the Portfolios' investment strategies and risks is included elsewhere in this Prospectus. Please read this prospectus carefully before investing in any of the Portfolios.

THE MAXIM MONEY MARKET PORTFOLIO

The investment objective for this Portfolio is to:

o Seek as high a level of current income as is consistent with the preservation of capital and liquidity.

Principal investment strategies.  This Portfolio will:

o Invest in short-term securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. Treasury obligations, backed by the full faith and credit of the U.S. Government, and securities of agencies of the U.S. Government including, but not limited to, the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and the Federal Home Loan Bank that carry no government guarantees.

o Invest in high-quality, short-term debt securities. These securities will have a rating in one of the two highest rating categories for short-term debt obligations by at least one nationally recognized statistical rating organization such as Moody's Investor Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") (or unrated securities of comparable quality).

o   Invest in securities which are only denominated in U.S. dollars.

The principal investment risks for this Portfolio include:

Possible loss of money

o You should know that an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible your shares could be worth less than $1.00 per share when you sell them. For example, the Portfolio could lose money if a security purchased by the Portfolio is downgraded and the Portfolio must sell the security at less than the cost of the security.

Interest rate risk

o The market value of a money market instrument is affected by changes in interest rates. Generally, the longer the maturity of a security, the greater is interest rate risk. When interest rates rise, the market value of money market instruments declines and when interest rates decline, market value rises. When interest rates rise, money market instruments which can be purchased by the Portfolio will have higher yields.

Credit Risk

o A money market instrument's value can be affected by changes in its credit quality rating or its issuer's financial conditions. An issuer may default on its obligation to pay principal and/or interest, potentially reducing the Portfolio's income level and share price. While the risk of default is generally considered remote for any securities guaranteed by the U.S. Government, not all the Portfolio's securities carry this guarantee; some are guaranteed only by the agency or instrumentality that issues them and corporate debt securities carry no guarantee. Also, any guarantees on securities the Portfolio owns do not extend to shares of the Portfolio itself.

Other Risks

o When the Portfolio is extensively invested in securities with high credit quality such as instruments issued by the U.S. Government or its agencies, its yield may be lower than the yield would be if the Portfolio were more extensively invested in other types of money market instruments.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.




Year-by-Year
[OBJECT OMITTED]
1993     2.81%
1994     3.80%
1995     5.62%
1996     5.04%
1997     5.24%
1998     5.15%
1999     4.81%
2000     6.07%
2001     3.80%
2002     1.40%


During the periods shown in the chart for the Maxim Money Market
Portfolio, the highest return for a quarter was 1.55% (quarter ending September, 2000) and the lowest return for a quarter was 0.32% (quarter ending December,
2002).


The average annual total return for the one year, five years and ten years for the period ended December 31, 2002:

                                    One Year       Five Years    Ten Years


Maxim Money Market Portfolio        1.40%          4.23%         4.36%

The inception date for the Maxim Money Market Portfolio was February 25, 1982.



Yield

Yield and effective yield will fluctuate and may not provide a basis for comparison with bank deposits, other mutual funds or other investments which are insured or pay a fixed yield for a stated period of time. Yields are based on past results and are not an indication of future performance. The yield figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

As of December 31, 2002, the Money Market Portfolio's 7-day yield and its effective yield were:

                                     7-Day Yield      Effective Yield


Maxim Money Market Portfolio            1.03%              1.08%

MAXIM BOND PORTFOLIOS

Maxim Short Duration Bond Portfolio

The investment objective of this Portfolio is to:

o Seek maximum total return that is consistent with preservation of capital and liquidity.

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade bonds.

o   Select securities based on relative value, maturity, quality and sector.

o Maintain an actively managed portfolio of bonds selected from several categories including:

        o   U.S. Treasuries and Agency securities;
        o   Commercial and residential mortgage-backed securities;
        o   Asset-backed securities; and
        o   Corporate bonds.

o   Maintain a weighted average quality of A or higher.

o Maintain average duration between 1 to 3 years based on the adviser's forecast for interest rates.

o Invest up to 20% in securities of below investment grade quality ("high yield/high risk" or "junk") bonds.

The principal investment risks for this Portfolio include:

Interest Rate Risk


o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.


o Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. It is not necessarily equal to maturity. Duration is expected to provide a better measure of interest rate sensitivity than maturity. The average maturity is expected to be longer than the weighted average duration since maturity measures the average final payable dates of debt instruments, while duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk

o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o    An issuer may default on its obligation to pay principal and/or interest.

o High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

Non-Diversification Risk


o The Portfolio is classified as non-diversified which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers, including issuers primarily within the same industry or economic sector. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a diversified portfolio.


Portfolio Turnover Risk

o The portfolio turnover rate for this Portfolio in 2002 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year
[OBJECT OMITTED]
1996     4.70%
1997     6.14%
1998     6.36%
1999     3.37%
2000     7.24%
2001     7.91%
2002     6.16%


During the periods shown in the chart for the Maxim Short Duration Bond Portfolio, the highest return for a quarter was 3.73% (quarter ending September, 2001) and the lowest return for a quarter was -0.34% (quarter ending March,
2002).


The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2002:

                                                                    Since

                                           One Year     Five Years  Inception

Maxim Short Duration Bond Portfolio         6.16%         6.20%       6.05%
Lehman 1-3 Year Government/Credit
Bond Index                                  6.28%         6.64%       6.55%

The inception date for the Maxim Short Duration Bond Portfolio was August 1,
1995.

The Lehman 1-3 Credit Index is a subset of the Lehman Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.


Maxim U.S. Government Securities Portfolio

The investment objective of this Portfolio is to:

o Seek the highest level of return consistent with preservation of capital and substantial credit protection.

Principal investment strategies.   This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

o Focus on relative value of the security by analyzing the current and expected level of interest rates, and current and historical asset yields versus treasury yields.

o Invest in private mortgage pass-through securities and collateralized mortgage obligations (CMOs). CMOs may be issued by private issuers and collateralized by securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

o Invest in U.S. Treasury bills, notes or bonds or in certificates (which are fully backed by the U.S. Government) representing individual interests in pools of these types of U.S. Treasury securities.

The principal investment risks for this Portfolio include:

Interest Rate Risk

o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.

Credit Risk

o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o An issuer may default on its obligation to pay principal and/or interest.

Prepayment Risk

o When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be required to reinvest the proceeds at the lower interest rates then available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.

Liquidity Risk

o The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year
[OBJECT OMITTED]
1993  9.35%
1994  -3.20%
1995  16.09%
1996  3.92%
1997  8.51%
1998  7.24%
1999  0.30%
2000  10.58%
2001  7.07%
2002   9.81%

During the periods shown in the chart for the Maxim U.S.
Government Securities Portfolio, the highest return for a quarter was 5.20% (quarter ending June, 1995) and the lowest return for a quarter was -2.70% (quarter ending March, 1994).

The average annual total return for one year, five years, and ten years for the period ended December 31, 2002:

                                       One Year        Five Years      Ten Years
Maxim U.S. Government

Securities Portfolio                     9.81%            6.94%          6.84%
Lehman Aggregate Bond Index             10.26%            7.55%          7.51%

The inception date for the Maxim U.S. Government Securities Portfolio was April 8, 1985.


The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

Maxim U.S. Government Mortgage Securities Portfolio

The investment objective of this Portfolio is to:

o Seek the highest level of return consistent with preservation of capital and substantial credit protection

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in mortgage related securities that have been issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

o Focus on relative value of the security by analyzing the current and expected level of interest rates, and current and historical asset yields versus treasury yields.

o Invest in private mortgage pass-through securities and collateralized mortgage obligations (CMOs). CMOs may be issued by private issuers and collateralized by securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

The principal investment risks for this Portfolio include:

Interest Rate Risk

o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.

Credit Risk

o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o An issuer may default on its obligation to pay principal and/or interest.

Non-Diversification Risk

o The Portfolio is classified as non-diversified which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers, including issuers primarily within the same industry or economic sector. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a diversified portfolio.

Prepayment Risk

o When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be required to reinvest the proceeds at the lower interest rates then available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.

Liquidity Risk

o The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data


The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year
[OBJECT OMITTED]
1993     9.66%
1994     -2.34%
1995     15.55%
1996     4.29%
1997     8.64%
1998     7.12%
1999     0.51%
2000     10.71%
2001     7.13%
2002     9.83%

During the periods shown in the chart for the Maxim U.S. Government Mortgage Securities Portfolio, the highest return for a quarter was 4.76% (quarter ending June, 1995) and the lowest return for a quarter was -2.33% (quarter ending March, 1994).

The average annual total return for one year, five years and ten years for the period ended December 31, 2002:

                                       One Year        Five Years      Ten Years

Maxim U.S. Government Mortgage


Securities Portfolio                     9.83%            7.00%           7.00%
Lehman Aggregate Bond Index             10.26%            7.55%           7.51%


The inception date for the Maxim U.S. Government Mortgage Securities Portfolio was December 1, 1992.

The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

Maxim Bond Portfolio

The investment objective of this Portfolio is to:

o Seek maximum total return consistent with preservation of capital.

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds issued by the U.S. Government and its agencies and by domestic or foreign corporations.

o   Select securities based on relative value, maturity, quality and sector.

o Invest in securities with various maturities but maintain a weighted average maturity of 2 to 10 years. The weighted average maturity (also known as weighted average life) of a security takes into consideration the impact of prepayments on the length of time the security will be outstanding and typically indicates an actual maturity that is shorter than the maturity date stated on the face of the instrument. Average life is the weighted average period over which MCM expects the principal to be paid, and differs from stated maturity in that average life estimates the effect of expected principal prepayments, sinking funds and call provisions. Securities without prepayment, sinking funds or call provisions generally have an average life equal to their stated maturity.

o Invest up to 40% of its total assets in foreign securities, with no more than 20% in non-U.S. dollar denominated foreign debt. No more than 25% of total assets may be invested in securities of issuers located in a single country, (other than the U.S).

The principal investment risks for this Portfolio include:

Interest Rate Risk


o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.


o Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. It is not necessarily equal to maturity. Duration is expected to provide a better measure of interest rate sensitivity than maturity. The average maturity is expected to be longer than the weighted average duration since maturity measures the average final payable dates of debt instruments, while duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk

o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o   An issuer may default on its obligation to pay principal and/or interest.

Foreign Risk


o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.


Liquidity Risk

o The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Portfolio Turnover Risk

o The portfolio turnover rate for this Portfolio in 2002 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year
[OBJECT OMITTED]
1993  8.56%
1994  -2.36%
1995  15.21%
1996  4.26%
1997  7.07%
1998  6.65%
1999  -0.27%
2000  7.55%
2001  7.09%
2002   9.07%


During the periods shown in the chart for the Maxim Bond Portfolio, the highest return for a quarter was 5.75% (quarter ending June, 1995) and the lowest return for a quarter was -2.16% (quarter ending March, 1994).

The average annual total return for one, five, and ten years for the period ended December 31, 2002:

                                       One Year        Five Years      Ten Years


Maxim Bond Portfolio                     9.07%            5.97%           6.18%
Lehman Aggregate Bond Index             10.26%            7.55%           7.51%
Lehman Intermediate
Government/Credit Bond Index             9.84%            7.48%           7.08%

The inception date for the Maxim Bond Portfolio was February 25, 1982. It is no longer available for new investment.


The Lehman Intermediate Government/Credit Bond Index is comprised of U.S. Government issued and investment-grade or better, dollar-denominated, publicly issued corporate bonds with 1-10 years remaining until maturity. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

Maxim Janus High Yield Bond  Portfolio  (Sub-Adviser:  Janus Capital  Management
LLC)

The investment objective of this Portfolio is to:

o Seek to obtain high current income with capital appreciation as a secondary objective when consistent with its primary objective.

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, invest 80% of its net assets (plus the amount of any borrowings for investment purposes) in high-yield/high-risk ("junk") bonds and convertible and preferred securities rated below investment grade.

o High yield bonds are debt securities that are not rated by a nationally recognized statistical rating organization or are rated below investment grade (for example, rated below BBB by Standard & Poor's Rating Group or Baa by Moody's Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization. The Portfolio defines high yield bonds to include: bank loans; payment-in-kind securities; fixed, variable, floating rate and deferred interest debt obligations; zero coupon bonds; mortgage-backed and asset-backed debt obligations; structured debt obligations; and convertible bonds, provided they are unrated or rated below investment grade. In evaluating the quality of a particular high-yield bond for investment by the Portfolio, the Sub-adviser does not rely exclusively on ratings assigned by the nationally recognized statistical rating organizations. The Sub-adviser will utilize a security's credit rating as simply one indication of an issuer's creditworthiness and will principally rely upon its own analysis of any security. However, the Sub-adviser does not have restrictions on the rating level of the securities in the Portfolio and may purchase and hold securities in default.


o Seek attractive investment opportunities consistent with the Portfolio's investment policies by looking at companies one at a time. If the portfolio manager is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.


o The Portfolio may also invest in foreign equity and debt securities without limit within the parameters of the Portfolio's specific investment policies.

The principal investment risks for this Portfolio include:

Interest Rate Risk


o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.


o Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. It is not necessarily equal to maturity. Duration is expected to provide a better measure of interest rate sensitivity than maturity. The average maturity is expected to be longer than the weighted average duration since maturity measures the average final payable dates of debt instruments, while duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk

o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o    An issuer may default on its obligation to pay principal and/or interest.

o High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Preferred Stock Risk

o Preferred stocks are subject to interest rate risk and credit risk. The value of these stocks will tend to fall in response to a general increase in interest rates and rise in value in response to a general decline in interest rates. In addition, the value of these stocks will vary in response to changes in the credit rating of the issuing corporation.

Liquidity Risk

o The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The Portfolio inception date is May, 2003. As a result, no performance history is available for this Portfolio.

Maxim Loomis Sayles Bond Portfolio (Sub-Adviser: Loomis, Sayles & Company, L.P.)

The investment objective of this Portfolio is to:

o Seek high total investment return through a combination of current income and capital appreciation.

Principal investment strategies.   This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities.

o Focus on good relative value based on the credit outlook of the issuer, good structural fit within the objectives and constraints of the Portfolio, and maximum total return potential.

o   Invest up to 20% in preferred stock and convertible preferred stock.

o Invest up to 20% of its total assets in foreign securities; however, securities of Canadian issuers and securities issued by supranational agencies (e.g., the World Bank) are not subject to this 20% limitation.

o Invest up to 35% of its total assets in securities of below investment grade quality ("high yield/high risk" or "junk") bonds.

The principal investment risks for this Portfolio include:

Interest Rate Risk


o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.


o Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. It is not necessarily equal to maturity. Duration is expected to provide a better measure of interest rate sensitivity than maturity. The average maturity is expected to be longer than the weighted average duration since maturity measures the average final payable dates of debt instruments, while duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk

o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o    An issuer may default on its obligation to pay principal and/or interest.

o High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Preferred Stock Risk

o Preferred stocks are subject to interest rate risk and credit risk. The value of these stocks will tend to fall in response to a general increase in interest rates and rise in value in response to a general decline in interest rates. In addition, the value of these stocks will vary in response to changes in the credit rating of the issuing corporation.

Liquidity Risk

o The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year
[OBJECT OMITTED]
1995     30.19%
1996     10.35%
1997     12.70%
1998     3.43%
1999     4.87%
2000     4.60%
2001     2.57%
2002    11.08%

During the periods shown in the chart for the Maxim Loomis Sayles Bond Portfolio, the highest return for a quarter was 9.94% (quarter ending June, 1995) and the lowest return for a quarter was -5.01% (quarter ending September,
1998).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2002:

                                   One Year        Five Years   Since Inception


Maxim Loomis Sayles Bond            11.08%           5.27%           9.28%
Portfolio
Merrill Lynch Intermediate
Government/Credit Index             10.95%           7.63%           8.60%


The inception date for the Maxim Loomis Sayles Bond Portfolio was November 1, 1994.

The Merrill Lynch Intermediate Government/Credit Index is comprised of
U.S. Government issued bonds and investment-grade or better, dollar-denominated, publicly-issued corporate bonds with 1-10 years remaining until maturity.

Maxim Federated Bond Portfolio (Sub-Adviser: Federated Investment Management Company,"Federated")

The investment objective of this Portfolio is to:

o Seek to provide total return, consistent with two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation; and (2) income received from its portfolio holdings.

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, invest 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment grade fixed income securities at the time of purchase, including mortgage backed securities, corporate debt securities and U.S. government obligations.


o Investment grade securities are rated in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO"), or if unrated, of comparable quality as determined by the Sub-Adviser based on its credit assessment that the security is comparable to investment grade. If a security it downgraded below the minimum quality grade discussed above, the Sub-Adviser will re-evaluate the security, but will not be required to sell it.

o Allocate relatively more of the portfolio holdings to the sector that the sub-adviser expects to offer the best balance between total return and risk.

o Provide the appreciation component of total return by selecting those securities whose prices will, in the sub-adviser's opinion, benefit from anticipated changes in economic and market conditions.

o Lengthen or shorten duration from time to time based on the sub-adviser's interest rate outlook; however, the Portfolio has no set duration parameters.


The principal investment risks for this Portfolio include:

Interest Rate Risk


o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.

o Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. It is not necessarily equal to maturity. Duration is expected to provide a better measure of interest rate sensitivity than maturity. The average maturity is expected to be longer than the weighted average duration since maturity measures the average final payable dates of debt instruments, while duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates, usually making them more volatile than debt securities with shorter durations.


Credit Risk

o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o An issuer may default on its obligation to pay principal and/or interest.

Prepayment Risk

o When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be required to reinvest the proceeds at the lower interest rates then available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.

Liquidity Risk

o The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The Portfolio inception date is May, 2003. As a result, no performance history is available for this Portfolio.

DEBT INDEX PORTFOLIO

Maxim Bond Index Portfolio

The investment objective for this Portfolio is to:

o Seek investment results that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index ("Lehman Index").

Principal Investment Strategies. The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in:

o   Securities of the Lehman Index, and

o A portfolio of securities using sampling techniques designed to give the Portfolio the relevant comparable attributes of the Lehman Index. This may be accomplished through a combination of debt securities ownership and owning futures contracts on the Lehman Index and options on futures contracts.

The principal investment risks for the Portfolio include:

Index Risk

o It is possible the Lehman Index may perform unfavorably and/or underperform the market as a whole. As a result, it is possible that the Portfolio could have poor investment results even if it is tracking closely the return of the Lehman Index.

Tracking Error Risk

o Several factors will affect the Portfolio's ability to precisely track the performance of the Lehman Index. For example, unlike the Lehman Index, which is an unmanaged group of securities, the Portfolio has operating expenses and those expenses will reduce the Portfolio's total return. In addition, the Portfolio will own less than all the securities of the Lehman Index, which also may cause a variance between the performance of the Portfolio and the Lehman Index.

Interest Rate Risk

o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market values rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.

o Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. It is not necessarily equal to maturity. Duration is expected to provide a better measure of interest rate sensitivity than maturity. The average maturity is expected to be longer than the weighted average duration since maturity measures the average final payable dates of debt instruments, while duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk

o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o An issuer may default on its obligations to pay principal and/or interest.

Derivative Risk

o When using futures contracts on market indexes and options on the futures contracts, there is a risk that the change in value of the securities included on the index and the price of a futures contract will not match. There is also a risk that the Portfolio would be unable to sell the futures contract when it wishes to due to possible illiquidity of those instruments. Also, there is the risk use of these types of derivative techniques could cause the Portfolio to lose more money than if the Portfolio had actually purchased the underlying securities. This is because derivatives magnify gains and losses.

o In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

Liquidity Risk

o The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data


The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.


Year-by-Year
[OBJECT OMITTED]
1993     8.96%
1994     -3.14%
1995     16.71%
1996     3.13%
1997     6.85%
1998     7.08%
1999     -0.31%
2000     11.28%
2001     7.52%
2002     9.69%


During the periods shown in the chart of the Maxim Bond Index Portfolio, the highest return for a quarter was 6.31% (quarter ending June, 1995) and the lowest return for a quarter was -2.54% (quarter ending March, 1994).


The average annual total return for one year, five years and ten years for the period ended December 31, 2002:

                                       One Year        Five Years      Ten Years


Maxim Bond Index Portfolio               9.69%           6.98%           6.64%
Lehman Aggregate Bond Index             10.26%           7.55%           7.51%


The inception date for the Portfolio was December 1, 1992.

The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

FOREIGN DEBT PORTFOLIO

Maxim Global Bond Portfolio (Sub-Adviser: Pareto Partners)

The investment objective of this Portfolio is to:

o   Seek highest total return consistent with a reasonable degree of risk.

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds of issuers located throughout the world.

o   Ordinarily invest in at least three countries.

o Hold foreign currencies and attempt to profit from fluctuations in currency exchange rates.

o Typically invest in developed countries, but may invest up to 35% of total assets in emerging markets.

o Invest primarily in bonds rated investment grade or the unrated equivalent as determined by Pareto Partners.

o Invest up to 35% of its total assets in below investment grade bonds ("high yield/high risk" or "junk") bonds.

The principal investment risks for this Portfolio include:

Interest Rate Risk


o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market values rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.


Credit Risk

o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.


o    An issuer may default on its obligations to pay principal and/or interest.

o High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.


Derivative Risk

o When using futures contracts on market indexes and options on the futures contracts, there is a risk that the change in value of the securities included on the index and the price of a futures contract will not match. There is also a risk that the Portfolio would be unable to sell the futures contract when it wishes to due to possible illiquidity of those instruments. Also, there is the risk use of these types of derivative techniques could cause the Portfolio to lose more money than if the Portfolio had actually purchased the underlying securities. This is because derivatives magnify gains and losses.

o In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

Liquidity Risk

o The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Portfolio Turnover Risk

o The portfolio turnover rate for this Portfolio in 2002 was in excess of 200%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Non-Diversification Risk


o The Portfolio is classified as non-diversified which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers, including issuers primarily within the same industry or economic sector. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than a diversified portfolio.


Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data


The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.


Year-by-Year
[OBJECT OMITTED]
2000  9.02%
2001  3.41%
2002   10.54%




During the period shown in the chart of the Maxim Global Bond Portfolio, the highest return for a quarter was 5.30% (quarter ending June, 2002) and the lowest return for a quarter was -0.65% (quarter ending June, 2001).


The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 2002:

                                       One Year          Since
                                                        Inception


Maxim Global Bond Portfolio             10.54%            6.11%
Salomon Smith Barney World
Government Index                         7.97%            7.47%


The inception date for the Maxim Global Bond Portfolio was July 26, 1999.

The Salomon Smith Barney World Government Index is a market-capitalization-weighted benchmark that tracks the performance of the 19 government bond markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. The benchmark is fully hedged to U.S. dollars.

MAXIM SMALL-CAP PORTFOLIOS

Maxim Ariel Small-Cap Value Portfolio (Sub-Adviser: Ariel Capital Management, Inc.)

The investment objective of this Portfolio is to:

o Seek long-term capital appreciation.

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalizations are less than $2 billion at the time of purchase.

o Emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth. In this connection, the Portfolio will focus on issuers with market capitalizations under $2 billion at time of purchase.

The Portfolio also currently observes the following operating policies:

o Actively seeking investment in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving our environment and avoiding companies with a poor environmental record.

o Not investing in issuers primarily engaged in the manufacture of tobacco, weapons systems, the production of nuclear energy, or the manufacture of equipment to produce nuclear energy.

The principal investment risks for this Portfolio include:

Small Company Risk


o The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.


Value Stock Risk

o The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk


o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. This is particularly true of small companies.


Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year
[OBJECT OMITTED]
1994     -2.78%
1995     15.51%
1996     17.94%
1997     27.86%
1998     8.28%
1999     -5.80%
2000     26.65%
2001     15.66%
2002     -6.27%

During the periods shown in the chart for the Maxim Ariel Small-Cap Value Portfolio, the highest return for a quarter was 20.41% (quarter ending December, 1998) and the lowest return for a quarter was -15.76% (quarter ending September,
1998).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2002:

                                One Year         Five Years      Since Inception


Maxim Ariel Small-Cap Value      -6.27%             6.97%             10.39%
Portfolio
Russell 2000 Index               -20.48%           -1.29%             6.21%


The inception date for the Maxim Ariel Small-Cap Value Portfolio was December 1, 1993.

The Russell 2000 Index is a list compiled by the Frank Russell Company that is a measure of the bottom two-thirds of the top 3000 market-capitalized, publicly traded, domestic common stocks.

Maxim Loomis Sayles Small-Cap Value Portfolio (Sub-Adviser: Loomis, Sayles & Company, L.P.)

The investment objective of this Portfolio is to:

o    Seek long-term capital growth.

Principal investment strategies.   This Portfolio will:


o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index, an index that tracks stocks of the 2000 smallest U.S. companies in the Russell 3000 Index ($8 million to $2.4 billion as of December 31, 2002).

o Seek to build a core small-cap portfolio of common stocks of solid companies that the sub-adviser believes are under-valued in the market.


o Seek companies that have experienced business problems but which are believed to have favorable prospects for recovery.


o Invest the remainder of its available net assets in securities of companies with market capitalizations outside of the Russell 2000 Index market capitalization range.


The principal investment risks for this Portfolio include:

Small Company Risk

o The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems.

    Developing companies generally face intense competition and have a higher rate of failure than larger companies.


Value Stock Risk

o The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk


o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. This is particularly true of small companies.


Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year
[OBJECT OMITTED]
1995     29.96%
1996     30.09%
1997     24.50%
1998     -2.28%
1999     -0.43%
2000     23.74%
2001     14.36%
2002    -14.49%


During the periods shown in the chart for the Maxim Loomis Sayles Small-Cap Value Portfolio, the highest return for a quarter was 17.59% (quarter ending December, 2001) and the lowest return for a quarter was -19.41% (quarter ending September, 2002).


The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2002:

                                    One Year        Five Years   Since Inception

Maxim Loomis Sayles Small-Cap


Value Portfolio                      -14.49%          3.32%           11.41%
Russell 2000 Index                   -20.48%          -1.29%          6.63%

The inception date for the Maxim Loomis Sayles Small-Cap Value Portfolio was November 1, 1994.

The Russell 2000 Index is a list compiled by the Frank Russell Company that is a measure of the bottom two-thirds of the top 3000 market-capitalized, publicly traded, domestic common stocks.


Maxim INVESCO  Small-Cap  Growth  Portfolio  (Sub-Adviser:  INVESCO Funds Group,
Inc.)

The investment objective of this Portfolio is to:

o    Seek long-term capital growth.

Principal investment strategies.   This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks of a diversified group of growth companies that are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that index, have market capitalizations of $2.5 billion or below at the time of purchase.

o When consistent with the Portfolio's investment objectives and investment strategies, the Portfolio will invest up to 20% in equity securities of companies with market capitalizations in excess of $2.5 billion.

o Identify companies believed to have favorable opportunities for capital appreciation within their industry grouping and invest in these companies when they:

     o    are determined to be in the developing stages of their life cycle, and
     o have demonstrated, or are expected to achieve, long-term earnings growth.

o Invest up to 25% of its total assets in foreign securities; however, securities of Canadian issuers and American Depository Receipts ("ADRs") are not subject to this 25% limitation.

The principal investment risks for this Portfolio include:

Small Company Risk


o The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.


Growth Stock Risk

o Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Sector Risk

o Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio's holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A Portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Issuer Risk


o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. This is particularly true of small companies.


Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Portfolio Turnover Risk

o The portfolio turnover rate for this Portfolio in 2002 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year
[OBJECT OMITTED]
1995     31.79%
1996     26.73%
1997     18.70%
1998     17.62%
1999     80.78%
2000     -12.38%
2001     -22.85%
2002     -30.95%


During the periods shown in the chart for the Maxim INVESCO Small-Cap Growth Portfolio, the highest return for a quarter was 50.98% (quarter ending December, 1999) and the lowest return for a quarter was -28.51% (quarter ending September,
2001).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2002:

                                                 One Year         Five Years      Since Inception

Maxim INVESCO Small-Cap Growth Portfolio         -30.95%            -0.15%             8.76%
Russell 2000 Index                               -20.48%            -1.29%             6.63%


The inception date for the Maxim INVESCO Small-Cap Growth Portfolio was November
1, 1994.

The Russell 2000 Index is list compiled by the Frank Russell Company that is a measure of the bottom two-thirds of the top 3000 market-capitalized, publicly traded, domestic common stocks.

MAXIM MIDCAP PORTFOLIOS

Maxim T. Rowe Price MidCap Growth Portfolio (Sub-Adviser: T. Rowe Price Associates, Inc.)

The investment objective of this Portfolio is to:

o Seek long-term capital appreciation.

Principal investment strategies.   This Portfolio will:


o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalization fall within the range of companies included in either the Standard & Poor's 400 MidCap Index or the Russell MidCap Growth Index (approximately $109.3 million to $15.7 billion as of December 31, 2002).


o Emphasize companies whose earnings are expected to grow at a faster rate than the average mid-cap company.

o    Invest in companies that:

     o    offer proven products or services;
     o    have a historical record of above-average earnings growth;
     o    demonstrate potential for sustained earnings growth;
     o    operate in industries experiencing increasing demand; or
     o    are believed to be undervalued in the market place.
     o    Invest up to 25% of its total assets in foreign securities.

o In pursuing its investment objective, the Portfolio's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

o While most assets will be invested in U.S. common stocks, other securities may also be purchased, including futures and options, in keeping with Portfolio objectives. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The principal investment risks for this Portfolio include:

Mid-Cap Company Risk

o The stocks of medium sized companies often involve more risk and volatility than those of larger companies.

Growth Stock Risk

o Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Derivative Risk


o When using futures contracts on market indexes and options on the futures contracts, there is a risk that the change in value of the securities included on the index and the price of a futures contract will not match. There is also a risk that the Portfolio would be unable to sell the futures contract when it wishes to due to possible illiquidity of those instruments. Also, there is the risk use of these types of derivative techniques could cause the Portfolio to lose more money than if the Portfolio had actually purchased the underlying securities. This is because derivatives magnify gains and losses.
o In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.



Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year
[OBJECT OMITTED]
1998     22.23%
1999     24.60%
2000     7.34%
2001     -1.12%
2002    -21.98%



During the periods shown in the chart for the Maxim T. Rowe Price MidCap Growth Portfolio, the highest return for a quarter was 26.91% (quarter ending December, 1998) and the lowest return for a quarter was -19.43% (quarter ending September,
2002).


The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2002:

                                    One Year     Five Years     Since Inception
Maxim T. Rowe Price MidCap Growth

Portfolio                           -21.98%        4.75%             6.28%
S&P MidCap 400 Index                -14.51%        6.40%             8.88%

The inception date for the Maxim T. Rowe Price MidCap Growth Portfolio was July 1, 1997.

The S&P MidCap 400 Index is comprised of 400 stocks representing the middle tier of stock market capitalization companies compiled by the Standard & Poor's Corporation of companies having a weighted market capitalization averaging $3.4 billion.


Maxim Ariel MidCap Value Portfolio  (Sub-Adviser:Ariel Capital Management, Inc.)

The investment objective of this Portfolio is to:

o Seek long-term capital appreciation.

Principal investment strategies.   This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalizations are less than $10 billion at the time of purchase.

o Emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth. In this connection the Portfolio may focus on issuers with market capitalization between approximately $200 million and $10 billion at the time of purchase.

The Portfolio also currently observes the following operating policies:

o Actively seeking investment in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving our environment and avoiding companies with a poor environmental record.

o Not investing in issuers primarily engaged in the manufacture of tobacco, weapons systems, the production of nuclear energy, or the manufacture of equipment to produce nuclear energy.

The principal investment risks for this Portfolio include:

Mid-Cap Company Risk

o The stocks of medium sized companies often involve more risk and volatility than those of larger companies.

Value Stock Risk

o The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year
[OBJECT OMITTED]
1994     10.86%
1995     26.50%
1996     5.96%
1997     12.95%
1998     33.77%
1999     0.26%
2000     18.69%
2001     18.20%
2002    -10.77%

During the periods shown in the chart for the Maxim Ariel MidCap Value Portfolio, the highest return for a quarter was 34.61% (quarter ending December, 1998) and the lowest return for a quarter was -16.21% (quarter ending September,
2002).


The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2002:

                                         One Year      Five Years      Since
                                                                       Inception

Maxim Ariel MidCap Value Portfolio       -10.77%         10.92%        12.19%
Russell MidCap Index                     -16.18%          2.19%         9.16%


The inception date for the Maxim Ariel MidCap Value Portfolio was January 3,
1994.

The Russell MidCap Index represents the bottom 800 companies from the Russell 1000 Index, a list compiled by the Frank Russell Company of the top 1000 U.S. companies by market capitalization. The bottom 800 companies represent approximately 35% of the total market capitalization value of the Russell 1000.

MAXIM FOREIGN EQUITY PORTFOLIOS

Maxim Templeton(R)International Equity Portfolio (Sub-Adviser: Templeton Investment Counsel, LLC)

The investment objective of this Portfolio is to:

o   Seek long-term capital growth.

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities.

o Under normal circumstances, invest primarily in companies located outside the U.S., including those in emerging markets.

o Focus on the market price of a company's securities relative to the company's potential long-term earnings, asset value and cash flow potential. The company's historical value measures including price/earnings ratio, profit margins and liquidation value will also be considered, but are not limiting factors.

The principal investment risks for this Portfolio include:

Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year
[OBJECT OMITTED]
1994   6.06%
1995   8.93%
1996  19.59%
1997   1.99%
1998  -5.00%
1999  29.91%
2000  1.64%
2001   -10.44%
2002   -18.02%

During the periods shown in the chart for the Maxim Templeton(R) International Equity Portfolio, the highest return for a quarter was 16.13% (quarter ending December, 1999) and the lowest return for a quarter was -22.66% (quarter ending September, 1998).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2002:

                                One Year          Five Years         Since
                                                                    Inception
Maxim Templeton(R) International

Equity Portfolio                 -18.02%            -1.63%            3.04%
MSCI EAFE Index                  -15.66%            -2.62%            2.26%


The inception date for the Maxim Templeton(R) International Equity Portfolio was December 1, 1993.

The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally.

Maxim INVESCO ADR Portfolio (Sub-Adviser: INVESCO Global Asset Management (N.A.), Inc.)

The investment objective of this Portfolio is to:

o Seek high total return through capital appreciation and current income, while reducing risk through diversification.

Principal investment strategies.   This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in foreign securities that are issued in the form of American Depository Receipts ("ADRs") or foreign stocks that are registered with the Securities and Exchange Commission ("SEC") and traded in the U.S.

o Select stocks in the Portfolio from approximately 2,200 large and medium-sized capitalization foreign companies.

o Analyze potential investments through computer analysis which compares current stock price to measures such as:

o       book value,
o       historical return on equity,
o       company's ability to reinvest capital,
o       dividends, and
o       dividend growth.

The principal investment risks for this Portfolio include:

Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year
[OBJECT OMITTED]
1995     15.48%
1996     21.17%
1997     12.08%
1998     10.64%
1999     22.67%
2000     -10.16%
2001     -16.50%
2002    -13.16%


During the periods shown in the chart for the Maxim INVESCO ADR Portfolio, the highest return for a quarter was 21.53% (quarter ending December, 1999) and the lowest return for a quarter was -20.18% (quarter ending September, 2002).


The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2002:

                                One Year        Five Years   Since Inception


Maxim INVESCO ADR Portfolio      -13.16%          -2.43%          3.94%
MSCI EAFE Index                  -15.66%          -2.62%          0.17%


The inception date for the Maxim INVESCO ADR Portfolio was November 1, 1994. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally.

Maxim MFS International Growth Portfolio (Sub-Adviser: Massachusetts Financial Services Company, "MFS")

The investment objective of this Portfolio is to:

o Seek long-term growth of capital.

Principal investment strategies.  This Portfolio will:


o Under normal circumstances, invest at least 80% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depository receipts of foreign (including emerging market) issuers.


o Under normal circumstances, invest in at least three different countries. A company's principal activities are determined to be located in a particular country if the company is:

o    Organized under the laws of, and maintains a principal office in, a country

o    Has its principal securities trading market in a country

o Derives 50% of its total revenues from goods sold or services performed in the country; or

o    Has 50% or more of its assets in the country.

o Focus on foreign companies that MFS believes have above average growth potential. MFS generally looks for companies which demonstrate:

     o    A strong franchise, strong cash flows, and a recurring revenue stream.
     o    A catalyst that may accelerate growth.
     o    A strong management team with a clearly defined strategy; and
     o    A solid industry position, where there is:
          o    Potential for high profit margins; and
          o    Substantial barriers to new entry in the industry.

o Select securities based on a bottom-up investment style using fundamental analysis such as analysis of a company's earnings, cash flows, competitive position and management's abilities.

o The Portfolio may also invest in securities traded in the over-the-counter ("OTC") market.

The principal investment risks for this Portfolio include:

Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Growth Stock Risk

o Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Geographic Concentration Risk

o When investing a substantial amount of assets in issuers located in a single country or a limited number of countries, there is a risk that economic, political and social conditions in those countries will have a significant impact on the performance of the Portfolio investments and investment performance may also be more volatile when the Portfolio concentrates its investments in certain countries, especially emerging market countries.

Over-the-Counter Risk

o OTC transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The Portfolio inception date is May, 2003. As a result, no performance history is available for this Portfolio.

MAXIM DOMESTIC EQUITY PORTFOLIOS

Maxim Founders Growth & Income Portfolio (Sub-Adviser: Founders Asset Management
LLC)

The investment objective of this Portfolio is to:

o Seek long-term growth of capital and income.

Principal investment strategies.  This  Portfolio will:

o Invest primarily in common stocks of large, well-established and mature companies. Large companies are generally companies that have market capitalizations of more than $10 billion. This range may fluctuate depending on changes in the value of the stock market as a whole.

o    Invest in stocks that:
     o are included in a widely recognized index of stock market performance, such as the Dow Jones Industrial Average, the S&P 500 Index or the NASDAQ Composite Index; and
     o    generally pay regular dividends.

o Invest in non-dividend paying companies if they offer better prospects for capital appreciation.

o Invest up to 30% of its total assets in foreign securities including American Depository Receipts ("ADRs").

The principal investment risks for this Portfolio include:

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Growth Stock Risk

o Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Issuer Risk

o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Sector Risk


o Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio's holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A Portfolio can still be diversified, even if it is heavily weighted in one or more sectors.


Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Portfolio Turnover Risk

o The portfolio turnover rate for this Portfolio in 2002 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year
[OBJECT OMITTED]
1998     17.85%
1999     15.04%
2000     -19.60%
2001     -17.51%
2002    -25.41%

During the periods shown in the chart for the Maxim Founders Growth & Income Portfolio, the highest return for a quarter was 17.35% (quarter ending December, 1999) and the lowest return for a quarter was -16.41% (quarter ending December,
2000).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2002:

                                             One Year        Five Years      Since Inception

Maxim Founders Growth & Income Portfolio     -25.41%           -7.68%            -6.48%
S&P 500 Index                                -22.10%           -0.58%             1.30%
Lipper Growth & Income Index                 -17.89%           -0.19%             1.34%
Lipper Large-Cap Growth Index                -28.11%           -4.16%            -3.82%

The inception date for the Maxim Founders Growth & Income Portfolio was July 1, 1997. It is no longer available for new investment.

The S&P 500 Index is comprised of the stocks that make up the S&P 500 and trade on the NYSE, the AMEX, or the NASDAQ over-the-counter market. It is generally acknowledged that the S&P 500 broadly represents the performance of publicly traded common stocks in the United States. The Lipper Growth & Income Index tracks the average return of a group of equity fund portfolios having a primary investment objective of growth of capital, with a secondary objective of a steady stream of income. The Lipper Growth & Income Index reflects the expenses of managing the mutual funds included in the Index. The Lipper Large-Cap Growth Index tracks the average return of a group of equity fund portfolios having a primary investment objective of growth of capital by investing in large capitalization companies.


Maxim T. Rowe Price Equity/Income Portfolio (Sub-Adviser: T. Rowe Price Associates, Inc.)

The investment objective of this Portfolio is to:

o Seek substantial dividend income and also long-term capital appreciation.

Principal investment strategies.   This  Portfolio will:


o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.


o Emphasize companies with favorable prospects for increasing dividend income and, secondarily, capital appreciation.

o    Invest in companies which have some of the following characteristics:

     o    established operating histories
     o above-average current dividend yields relative to Standard & Poor's 500 Stock Index
     o    sound balance sheets and other financial characteristics
     o    low price/earnings ratio relative to the S&P 500 Index
     o low stock price relative to a company's underlying value as measured by assets, earnings, cash flow or business franchises.

o    Invest up to 25% of its total assets in foreign securities.


o In pursuing its investment objective, the Portfolio's sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


o While most assets will be invested in U.S. common stocks, other securities may also be purchased, including futures and options, in keeping with Portfolio objectives. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The principal investment risks for this Portfolio include:

Value Stock Risk

o The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Derivative Risk


o When using futures contracts on market indexes and options on the futures contracts, there is a risk that the change in value of the securities included on the index and the price of a futures contract will not match. There is also a risk that the Portfolio would be unable to sell the futures contract when it wishes to due to possible illiquidity of those instruments. Also, there is the risk use of these types of derivative techniques could cause the Portfolio to lose more money than if the Portfolio had actually purchased the underlying securities. This is because derivatives magnify gains and losses.

o In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.


Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year
[OBJECT OMITTED]
1995 33.42%
1996 19.39%
1997 28.82%
1998 8.93%
1999 3.39%
2000 12.90%
2001  1.66%
2002  -13.06%


During the periods shown in the chart for the Maxim T. Rowe Price Equity/Income Portfolio, the highest return for a quarter was 13.14% (quarter ending June, 1999) and the lowest return for a quarter was -17.30% (quarter ending September,
2002).


The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2002:

                                             One Year   Five Years     Since
                                                                       Inception


Maxim T. Rowe Price Equity/Income Portfolio   -13.06%     2.36%        10.59%
S&P 500 Index                                 -22.10%     -0.58%        9.78%


The inception date for the Maxim T. Rowe Price Equity/Income Portfolio was November 1, 1994.

The S&P 500 Index is comprised of the stocks that make up the S&P 500 and trade on the NYSE, the AMEX, or the NASDAQ over-the-counter market. It is generally acknowledged that the S&P 500 broadly represents the performance of publicly traded common stocks in the United States.

Maxim Janus Large Cap Growth Portfolio  (Sub-Adviser:  Janus Capital  Management
LLC)

The investment objective of this Portfolio is to:

o Seek long-term growth of capital.

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, invest 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities selected for their growth potential with market capitalization of $7 billion or more at the time of purchase.

o Under normal circumstances, concentrate in a core group of 20-30 common stocks.


o Seek attractive investment opportunities consistent with the Portfolio's investment policies by looking at companies one at a time. If the portfolio manager is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.


o May invest in foreign equity and debt securities without limit within the parameters of the Portfolio's specific investment policies.


o May invest in high-yield/high risk ("junk") bonds up to 20% of the Portfolio's net assets at the time of purchase.


The principal investment risks for this Portfolio include:

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Growth Stock Risk

o Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Issuer Risk

o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Sector Risk


o Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio's holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A Portfolio can still be diversified, even if it is heavily weighted in one or more sectors.


Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Interest Rate Risk


o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.


o Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. It is not necessarily equal to maturity. Duration is expected to provide a better measure of interest rate sensitivity than maturity. The average maturity is expected to be longer than the weighted average duration since maturity measures the average final payable dates of debt instruments, while duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk

o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o    An issuer may default on its obligation to pay principal and/or interest.

o High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

Liquidity Risk

o The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The Portfolio inception date is May, 2003. As a result, no performance history is available for this Portfolio.

Maxim INVESCO Balanced Portfolio  (Sub-Adviser: INVESCO Funds Group, Inc.)

The investment objective of this Portfolio is to:

o Seek high total return through capital appreciation and current income.

Principal investment strategies.   This  Portfolio will:


o Normally invest at least 65% of its assets in a combination of common stocks and fixed income securities, including preferred stocks, convertible securities and bonds.

o Normally invest a majority of its total assets in common stocks and approximately one-quarter of its assets in investment grade debt securities.

o Normally invest at least 25% of its assets in debt securities that are investment grade at the time of purchase, which may include obligations of the U.S. government, government agencies and investment grade corporate bonds


o In selecting equity securities, the Portfolio will:
     o seek to identify companies with better-than-average earnings growth potential
     o seek to identify companies within industries identified as well-positioned for the current and expected economic climate
     o    consider dividend payout records
     o seek to identify companies traded on national stock exchanges or in the over-the counter markets; however, securities traded on regional or foreign exchanges may also be included.
     o Invest up to 25% of total assets in foreign securities; however, securities of Canadian issuers and American Depository Receipts ("ADRs") are not subject to this 25% limitation.

The principal investment risks for this Portfolio include:

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Interest Rate Risk

o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.

o Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. It is not necessarily equal to maturity. Duration is expected to provide a better measure of interest rate sensitivity than maturity. The average maturity is expected to be longer than the weighted average duration since maturity measures the average final payable dates of debt instruments, while duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk

o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o An issuer may default on its obligation to pay principal and/or interest.

Over-the-Counter Risk

o OTC transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

Portfolio Turnover Risk

o The portfolio turnover rate for this Portfolio in 2002 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year
[OBJECT OMITTED]
1997     26.10%
1998     18.42%
1999     16.74%
2000     -2.00%
2001     -11.97%
2002    -17.01%

During the periods shown in the chart for the Maxim INVESCO Balanced Portfolio, the highest return for a quarter was 17.03% (quarter ending June, 1997) and the lowest return for a quarter was -12.82% (quarter ending September, 2001).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2002:

                                         One Year      Five Years      Since
                                                                       Inception

Maxim INVESCO Balanced Portfolio         -17.01%         -0.20%         4.38%
S&P 500 Index                            -22.10%         -0.58%         5.57%

Lehman Intermediate Government/

Credit Bond Index                         9.84%           7.48%         7.65%
Lipper Balanced Index                    -10.69%          2.10%         5.60%


The inception date for the Maxim INVESCO Balanced Portfolio was October 1, 1996.

The S&P 500 Index is comprised of the stocks that make up the S&P 500 and trade on the NYSE, the AMEX, or the NASDAQ over-the-counter market. It is generally acknowledged that the S&P 500 broadly represents the performance of publicly traded common stocks in the United States. The Lehman Intermediate Government/Credit Bond Index is comprised of U.S. Government issued and investment-grade or better, dollar-denominated, publicly issued corporate bonds with 1-10 years remaining until maturity. The Lipper Balanced Index is comprised of the mutual funds covered by the Lipper Survey of Mutual Funds that invest in a mix of equity and debt securities as a primary investment objective. The Lipper Balanced Index measures the average performance of the funds included over various time periods.

MAXIM EQUITY INDEX PORTFOLIOS   (Sub-Adviser: BNY Investment Advisors)


The investment objective for each of the Equity Index Portfolios is to:

o Each Equity Index Portfolio seeks investment results that track the total return of the common stocks that comprise its benchmark index.

Principal investment strategies.   Each Equity Index Portfolio will:

o Invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of the following applicable Benchmark
    Indexes:

        PORTFOLIO                                  BENCHMARK INDEX
Maxim Stock Index Portfolio                 Standard & Poor's (S&P) 500 Composite Stock Price
Index and

                                            S&P MidCap 400 Index, weighted according to their

                                            pro rata
                                            share of the market

Maxim Index 600 Portfolio                   S&P SmallCap 600 Stock Index


Maxim Index 400 Portfolio                   S&P MidCap 400 Index


Maxim Growth Index Portfolio                S&P/BARRA Growth Index

Maxim Value Index Portfolio                 S&P/BARRA Value Index

Maxim Index Pacific Portfolio               FTSE World Large Cap Asia Pacific Index

Maxim Index European Portfolio              FTSE World Large Cap European Index



S&P, BARRA and FTSE are not sponsors of, or in any other way endorsed, sold, promoted by oraffiliated with, the Equity Index Portfolios, Maxim Series Fund or BNY Investment Advisors.


o Seek investment results that track the total return of the common stocks that comprise the applicable Benchmark Index by owning the securities contained in each index in as close as possible a proportion of the applicable Equity Index Portfolio as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the relevant index and options on futures contracts, and Exchange Traded Funds ("ETFs") that seek to track the relevant index.

The principal investment risks for all of the Equity Index Portfolios include:

Index Risk


o It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole. As a result, it is possible that an Equity Index Portfolio could have poor investment results even if it is closely tracking the return of the Benchmark Index because the adverse performance of a particular stock normally will not result in eliminating the stock from the Equity Index Portfolio. The Equity Index Portfolio will remain invested in common stocks even when stock prices are generally falling. Ordinarily, the portfolio's securities will not be sold except to reflect additions or deletions of the stocks that comprise the Benchmark Index, or as may be necessary to raise cash to pay Portfolio shareholders who sell Portfolio shares.

Investment Style Risk

o There is a possibility that returns from large-capitalization stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.


Tracking Error Risk


o Several factors will affect an Equity Index Portfolio's ability to track precisely the performance of its Benchmark Index. For example, unlike Benchmark Indexes, which are merely unmanaged groups of securities, each Equity Index Portfolio has operating expenses custody and other expenses (for example, management fee and accounting costs) and those expenses will reduce the Equity Index Portfolio's total return. In addition, an Equity Index Portfolio may own less than all the securities of a Benchmark Index, which also may cause a variance between the performance of the Equity Index Portfolio and its Benchmark Index.


Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Derivative Risk


o When using futures contracts on market indexes, options on the futures contracts and ETFs, there is a risk that the change in value of the securities included on the index and the price of a futures contract will not match. There is also a risk that the Equity Index Portfolio would be unable to sell a futures contract when it wishes to due to possible illiquidity of those instruments. Also, there is the risk that use of these types of derivative techniques could cause the Equity Index Portfolio to lose more money than if it had actually purchased the underlying securities. This is because derivatives magnify gains and losses. Derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.


Non-Diversification Risk


o When a Benchmark Index becomes less diversified, the Equity Index Portfolio which tracks that index similarly becomes less diversified. This means that a greater percentage of that Equity Index Portfolio's assets may be invested in securities of a smaller number of issuers including issuers primarily within the same industry or economic sector. As a result, the Equity Index Portfolio's securities may be more susceptible to any single economic, political or regulatory event affecting those issuers.


Concentration Risk

o When a Benchmark Index concentrates in an industry or group of industries, the Equity Index Portfolio which tracks that index will concentrate its investments to approximately the same extent as the Benchmark Index. This means that a greater percentage of that Equity Index Portfolio's assets may be invested in securities of issuers within the same industry or group of industries. As a result, the Index Portfolio's performance becomes particularly sensitive to changes in the value of securities in the industries or group of industries in which it concentrates.

Possible Loss of Money

o When you sell your shares of any of the Index Portfolios, they could be worth less than what you paid for them.

The Maxim Index 600 Portfolio also has the following additional principal investment risk:

Small-Company Risk


o The Maxim Index 600 Portfolio invests in the stocks of small companies. The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.


The Maxim Index European and Maxim Index Pacific Portfolios have the following additional principal investment risk:

Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolios to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

The Maxim Growth Index Portfolio has the following additional principal investment risk:

Growth Stock Risk

o Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

The Maxim Value Index Portfolio has the following additional principal investment risk:

Value Stock Risk

o The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Portfolio Performance Data


The bar charts and tables below provide an indication of the risk of investment in the Equity Index Portfolios by showing changes in the Portfolios' performance in each full calendar year since inception, or, in the case of the Maxim Stock Index Portfolio, for the last ten full calendar years and comparing their average annual total returns to the performance of their respective Benchmark Indexes. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of each Equity Index Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.


Maxim Stock Index Portfolio

[OBJECT OMITTED]
1993  9.84%
1994  0.14%
1995  35.60%
1996  21.81%
1997  32.20%
1998  26.79%
1999  19.73%
2000  -7.94%
2001 -11.63%
2002 -21.94%



During the periods shown in the chart for the Maxim Stock Index
Portfolio, the highest return for a quarter was 21.71% (quarter ending December, 1998) and the lowest return for a quarter was -17.31% (quarter ending September,
2002).


The average annual total return for one year, five years and ten years for the period ended December 31, 2002:

                              One Year          Five Years       Ten Years


Stock Index Portfolio          -21.94%            -0.73%           8.76%
S&P 500 Index                  -22.10%            -0.58%           9.35%
S&P MidCap 400 Index           -14.51%             6.40%           11.95%

The inception date for the Maxim Stock Index Portfolio was February 25, 1982.

The S&P 500 Index is comprised of the stocks that make up the S&P 500 and trade on the NYSE, the AMEX, or the NASDAQ over-the-counter market. It is generally acknowledged that the S&P 500 broadly represents the performance of the 500 largest companies by market capitalization in various diversified sectors of the market that have publicly traded common stocks in the United States. The S&P MidCap 400 Index is comprised of 400 stocks representing the middle tier of stock market capitalization companies compiled by the Standard & Poor's Corporation of companies having a weighted market capitalization averaging $3.4 billion.


Maxim Index 600 Portfolio

[OBJECT OMITTED]
1994     -4.69%
1995     26.24%
1996     15.30%
1997     21.00%
1998     -1.58%
1999     11.85%
2000     10.25%
2001     5.82%
2002   -15.23%

During the periods shown in the chart for the Maxim Index 600 Portfolio, the highest return for a quarter was 20.46% (quarter ending December, 2001) and the lowest return for a quarter was -20.74% (quarter ending September, 1998).

The average annual total return for one year, five years, and since inception of the Portfolio for the period ended December 31, 2002:

                                 One Year         Five Years     Since Inception


Maxim Index 600 Portfolio         -15.23%           1.71%             7.01%
S&P 600 Index                     -14.62%           2.44%             8.95%

The inception date for the Maxim Index 600 Portfolio was December 1, 1993.

The stocks which make up the S&P 600 Index trade on the NYSE, AMEX, or NASDAQ over-the-counter market. The S&P 600 Index is designed to monitor the performance of publicly traded common stocks of the small company sector of the U.S. equities market.


Maxim Value Index Portfolio

[OBJECT OMITTED]
1994     -2.49%
1995     36.80%
1996     20.63%
1997     34.08%
1998     14.48%
1999     11.39%
2000      5.36%
2001    -12.34%
2002    -21.46%


During the periods shown in the chart for the Maxim Value Index Portfolio, the highest return for a quarter was 16.39% (quarter ending December, 1998) and the lowest return for a quarter was -20.68% (quarter ending September, 2002).


The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2002:

                              One Year    Five Years     Since Inception

Maxim Value Index Portfolio    -21.46%      -1.55%            8.07%
S&P/BARRA Value Index          -20.85%      -0.87%            8.49%

The inception date for the Maxim Value Index Portfolio was December 1, 1993.

The S&P/BARRA Value Index is a widely recognized, unmanaged index that is comprised of the stocks representing half of the total market value of the S&P 500 Index with the lowest price-to-book value ratios.


Maxim Growth Index Portfolio

[OBJECT OMITTED]
1994     1.93%
1995     35.29%
1996     22.10%
1997     29.26%
1998     37.28%
1999     26.87%
2000     -22.36%
2001     -13.10%
2002    -24.08%

During the periods shown in the chart for the Maxim Growth Index Portfolio, the highest return for a quarter was 26.28% (quarter ending December, 1998) and the lowest return for a quarter was -17.38% (quarter ending March, 2001).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2002:

                                One Year        Five Years       Since Inception


Maxim Growth Index Portfolio      -24.08%          -2.26%              7.68%
S&P/BARRA Growth Index            -23.59%          -1.59%             10.21%

The inception date for the Maxim Growth Index Portfolio was December 1, 1993.

The S&P/BARRA Growth Index is a widely recognized, unmanaged index that is comprised of the stocks representing half of the total market value of the S&P 500 Index with the highest price-to-book value ratios.


Maxim Index 400 Portfolio

[OBJECT OMITTED]
2000   16.79%
2001  -1.13%
2002  -15.26%



During the period shown in the chart for the Maxim Index 400 Portfolio, the highest return for a quarter was 17.72% (quarter ending December, 2001) and the lowest return for a quarter was -16.66% (quarter ending September, 2002).


The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 2002:

                                       One Year           Since
                                                        Inception


Maxim Index 400 Portfolio               -15.26%           1.40%
S&P MidCap 400 Index                    -14.51%           2.58%

The inception date of the Maxim Index 400 Portfolio was July 26, 1999.

The S&P MidCap 400 Index is comprised of 400 stocks representing the middle tier of stock market capitalization companies compiled by the Standard & Poor's Corporation of companies having a weighted market capitalization averaging $3.4 billion.


Maxim Index European Portfolio

[OBJECT OMITTED]
2000     -11.80%
2001     -21.93%
2002    -20.62%



During the period shown in the chart for the Maxim Index European Portfolio, the highest return for a quarter was 11.02% (quarter ending December, 2002) and the lowest return for a quarter was -23.68% (quarter ending September, 2002).


The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 2002:

                                       One Year       Since Inception


Maxim Index European Portfolio          -20.62%           -11.68%
FTSE World Large-Cap European
Index                                   -18.59%            9.83%


The inception date for the Maxim Index European was July 26, 1999.


The FTSE World Large Cap European Index (the "FTSE European Index") is an unmanaged, market-value weighted index of equity securities traded on the stock exchanges of the countries represented in the index. It is designed to represent the performance of stocks in the large-cap sector of the markets in European countries.


Maxim Index Pacific Portfolio

[OBJECT OMITTED]
2000     -34.74%
2001     -28.12%
2002    -14.07%


During the periods shown in the chart for the Maxim Index Pacific Portfolio, the highest return for a quarter was 3.25% (quarter ending March, 2002) and the lowest return for a quarter was -21.61% (quarter ending September, 2001).


The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 2002:

                                       One Year           Since
                                                        Inception

Maxim Index Pacific Portfolio           -14.07%          -15.38%
FTSE World Large-Cap Asia
Pacific Index                           -11.21%          -11.91%

The inception date of the Maxim Index Pacific Portfolio was July 26, 1999.

The FTSE World Large Cap Asia Pacific Index (the "FTSE Pacific Index") is an unmanaged, market-value weighted index of equity securities traded on the stock exchanges of the countries represented in the index. It is designed to represent the performance of stocks in the large-cap sector of the markets in Pacific Rim countries.

MAXIM PROFILE PORTFOLIOS

There are ten separate Maxim Profile Portfolios, consisting of five Profile I Portfolios and five Profile II Portfolios (collectively, the "Profile Portfolios"). Each Profile Portfolio provides an asset allocation program designed to meet certain investment goals based on an investor's risk tolerance, investment horizon and personal objectives. Each Profile Portfolio pursues its investment objective by investing exclusively in other mutual funds (the "Underlying Portfolios"), including mutual funds that are not affiliated with Maxim Series Fund.

The investment objective for each Profile Portfolio is to:

Aggressive Profile

o Seek long-term capital appreciation primarily through investments in Underlying Portfolios that emphasize equity investments.

Moderately Aggressive Profile

o Seek long-term capital appreciation primarily through investments in Underlying Portfolios that emphasize equity investments, and to a lesser degree, in Underlying Portfolios that emphasize fixed income investments.

Moderate Profile

o Seek long-term capital appreciation primarily through investments in Underlying Portfolios with a relatively equal emphasis on equity and fixed income investments.

Moderately Conservative Profile

o Seek capital appreciation primarily through investments in Underlying Portfolios that emphasize fixed income investments, and to a lesser degree, in Underlying Portfolios that emphasize equity investments.

Conservative Profile

o Seek capital preservation primarily through investments in Underlying Portfolios that emphasize fixed income investments.

The principal investment strategies for each Profile Portfolio are to:

o Invest in Underlying Portfolios according to an asset allocation program designed to meet an investor's risk tolerance, investment time horizons and personal objectives.

Following is an illustration of each Profile Portfolio according to its emphasis on income, growth of capital and risk of principal:

Profile Portfolio                   Income                Growth of Capital     Risk of Principal
-----------------                   --------              ------------------    -----------------
Aggressive Profile                  Low                   High                  High
Moderately Aggressive Profile       Low                   High to Medium        High
Moderate Profile                    Medium                Medium to High        Medium
Moderately Conservative Profile     Medium to High        Low to Medium         Medium
Conservative Profile                High                  Low                   Low

o Maintain different allocations of equity and fixed income Underlying Portfolios with varying degrees of potential investment risk and reward.

o Select asset allocations and Underlying Portfolios to provide investors with five diversified, distinct options that meet a wide array of investor needs.

o Automatically rebalance each Profile Portfolio's holdings of Underlying Portfolios quarterly to maintain the appropriate asset allocation as well as the appropriate selection of Underlying Portfolios. Rebalancing generally occurs on the 20th of February, May, August and November (unless that day is not a business day in which case rebalancing will be effected on the next business day after the 20th). Rebalancing involves selling shares of one Underlying Portfolio and purchasing shares of another Underlying Portfolio.

The following chart describes the asset allocation ranges for each Profile
Portfolio:

====== ==================== ============= ============= ========== ============= ============
       Asset Class          Conservative  Moderately    Moderate   Moderately    Aggressive
                                          Conservative             Aggressive
       -------------------- ------------- ------------- ---------- ------------- ------------
  E    International        0-10%         5-25%         5-25%      10-30%        15-35%

  Q
       -------------------- ------------- ------------- ---------- ------------- ------------
  U    Small-Cap            0-10%         0-10%         0-20%      0-20%         10-30%

  I
       -------------------- ------------- ------------- ---------- ------------- ------------
  T    MidCap               0-10%         0-20%         5-25%      10-30%        20-40%
       -------------------- ------------- ------------- ---------- ------------- ------------
  Y    Large-Cap            15-35%        15-35%        20-40%     25-45%        15-35%
------ -------------------- ------------- ------------- ---------- ------------- ------------
  D    Bond                 30-50%        20-40%        5-25%      5-25%         0-10%

  E
       -------------------- ------------- ------------- ---------- ------------- ------------
  B    Short-Term Bond      25-45%        10-30%        5-25%      0-10%         0-10%

  T
====== ==================== ============= ============= ========== ============= ============

MCM, the investment adviser, uses a proprietary investment process for selecting the Underlying Portfolios in which the Profile Portfolios invest. In accordance with its investment process, MCM may add new Underlying Portfolios or replace existing Underlying Portfolios. Changes in Underlying Portfolios, if deemed necessary by MCM, will only be made on a rebalancing date. Before each rebalancing date, MCM reviews the current Underlying Portfolios to determine if they continue to be appropriate in light of the objectives of the Profile Portfolios and researches and analyzes a myriad of mutual funds within each asset category to determine whether they would be suitable investments for the Profile Portfolios. MCM examines various factors relating to existing and potential Underlying Portfolios including performance records over various time periods, Morningstar ratings, fees and expenses, asset size and managerial style.

Each Profile Portfolio may invest 0% to 100% of its assets in Underlying Portfolios that are advised by MCM.


The Profile Portfolios each may invest in a fixed interest contract issued and guaranteed by GWL&A (the "GWL&A Contract"); short-term "government securities," as defined in Section 2(a)(16) of the 1940 Act; and other liquid, short-term, high-quality, fixed income investments which are only denominated in U.S. dollars in the percentages described in the chart above for the short-term bond category. The GWL&A Contract has a stable principal value and will pay each Profile Portfolio holding a GWL&A Contract a fixed rate of interest. The fixed interest rate must be at least 3.00%, but may be higher. GWL&A will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). Because of the guaranteed nature of the contract, the Profile Portfolios holding a GWL&A Contract will not directly participate in the actual experience of the assets underlying the GWL&A Contract. Although under certain market conditions a Profile Portfolio's performance may be adversely affected by its investment in the GWL&A Contract, MCM believes that the stable nature of the GWL&A Contract should reduce a Profile Portfolio's volatility and overall risk, especially when the bond and stock markets decline simultaneously.


In order to give you a better understanding of the types of Underlying Portfolios that fall within a particular asset category, the table below lists some Underlying Portfolios, divided by asset category, in which the Profile Portfolios may invest. While the Profile Portfolios may invest in these Underlying Portfolios, the table is not intended to be a comprehensive listing of all Underlying Portfolios available for investment and is included only as an example. The Underlying Portfolios listed in the table are advised by MCM. The Profile Portfolios may also invest in Underlying Portfolios that are not advised by MCM.

Short-Term Bond                            Mid-Cap Equity

oMaxim Short Duration Bond Portfolio       oMaxim Ariel MidCap Value Portfolio
oGWL&A Contract                            oMaxim Index 400 Portfolio
                                           oMaxim T. Rowe Price MidCap Growth
                                            Portfolio

International Equity                        Small-Cap Equity

oMaxim Templeton(R) International Equity   oMaxim Ariel Small-Cap Value
 Portfolio                                  Portfolio
oMaxim INVESCO ADR Portfolio               oMaxim Index 600 Portfolio
oMaxim Index European Portfolio            oMaxim Loomis Sayles Small-Cap
                                            Value Portfolio
oMaxim IndexPacific Portfolio              oMaxim INVESCO Small-Cap Growth
oMaxim MFS International Growth Portfolio   Portfolio

Large-Cap Equity                            Bond

oMaxim Founders Growth & Income Portfolio  oMaxim Bond Index Portfolio
oMaxim Value Index Portfolio               oMaxim Loomis Sayles Bond Portfolio
oMaxim Stock Index Portfolio               oMaxim U.S. Government Mortgage
                                            Securities Portfolio
oMaxim Growth Index Portfolio              oMaxim Global Bond Portfolio
oMaxim T. Rowe Price Equity/Income         oMaxim Janus High Yield Bond
 Portfolio                                  Portfolio
oMaxim Janus Large Cap Growth Portfolio    oMaxim Federated Bond Portfolio

The principal investment risks for the Profile Portfolios include:

Risks Associated with Underlying Portfolios

o Since each Profile Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Profile Portfolios which invest in them.

o Changes in the net asset values of each Underlying Portfolio affect the net asset values of the Profile Portfolios invested in them. As a result, over the long-term the Profile Portfolios' ability to meet their investment objective will depend on the ability of the Underlying Portfolios to meet their own investment objectives.

o For the Aggressive, Moderately Aggressive and Moderate Profile Portfolios, the primary risks are the same as those associated with equity securities. Secondary risks are the same as those associated with debt securities.

o For the Moderately Conservative and Conservative Profile Portfolios, the primary risks are the same as those associated with debt securities. Secondary risks are the same as those associated with equity securities.

Portfolio Turnover Risk

o The portfolio turnover rate for the Moderately Aggressive Profile II and Moderately Conservative Profile II Portfolios in 2002 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Non-Diversification Risk

o The Profile Portfolios are classified as non-diversified which means a relatively high percentage of their assets may be invested in securities of a limited number of Underlying Funds including funds primarily within the same industry or economic sector. As a result, a Profile Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

In addition, investors should be aware that in addition to fees directly associated with a Profile Portfolio, they will also indirectly bear the fees of the Underlying Portfolios.

Portfolio Performance Data for the Profile Portfolios


The bar charts and tables below provide an indication of the risk of investment in the Profile Portfolios' by showing changes in the Portfolios' performance in each full calendar year since inception and comparing their average annual total returns to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of each Profile Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.


Each Profile I and II Portfolio compares its return to the Wilshire 5000 Index plus at least one other index such as the Lehman Aggregate Bond Index or the MSCI EAFE Index. Year-by-Year


Maxim Aggressive Profile I Portfolio

[OBJECT OMITTED]
1998     14.84%
1999     21.83%
2000     -6.82%
2001     -5.75%
2002    -17.62%

During the periods shown in the chart for the Maxim Aggressive Profile I Portfolio, the highest return for a quarter was 21.85% (quarter ending December, 1998) and the lowest return for a quarter was -18.38% (quarter ending September,
2002).


The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2002:

                                       One Year        Five Years        Since
                                                                       Inception

Maxim Aggressive Profile I              -17.62%           0.24%           0.85%
Portfolio
Wilshire 5000 Index                     -22.08%          -1.16%          -0.48%
MSCI EAFE Index                         -15.66%          -2.62%          -3.46%

The inception date for the Maxim Aggressive Profile I Portfolio was September 9, 1997.

The Wilshire 5000 Index is a broad-based  market value  weighted  benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally.

Maxim Moderately Aggressive Profile I Portfolio

[OBJECT OMITTED]
1998     12.54%
1999     22.05%
2000     -4.34%
2001     -4.64%
2002    -12.03%

During the periods shown in the chart for the Maxim Moderately Aggressive I Profile Portfolio, the highest return for a quarter was 17.35% (quarter ending December, 1998) and the lowest return for a quarter was -13.70% (quarter ending September, 1998).


The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2002:

                                       One Year        Five Years        Since
                                                                       Inception
Maxim Moderately Aggressive

Profile I Portfolio                     -12.03%           1.97%          2.54%
Wilshire 5000 Index                     -22.08%          -1.16%          -0.48%
MSCI EAFE Index                         -15.66%          -2.62%          -3.46%
Lehman Aggregate Bond Index             10.26%            7.55%          7.93%

The inception date for the Maxim Moderately Aggressive Profile I Portfolio was September 9, 1997.

The Wilshire 5000 Index is a broad-based  market value  weighted  benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

Maxim Moderate Profile I Portfolio

[OBJECT OMITTED]
1998     11.41%
1999     16.43%
2000     -1.38%
2001     -2.74%
2002    -8.52%

During the periods shown in the chart for the Maxim Moderate Profile I Portfolio, the highest return for a quarter was 13.87% (quarter ending December, 1998) and the lowest return for a quarter was -10.76% (quarter ending September,
1998).


The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2002:

                                       One Year        Five Years        Since
                                                                       Inception

Maxim Moderate Profile I                -8.52%            2.62%          2.96%
Portfolio
Wilshire 5000 Index                     -22.08%          -1.16%          -0.48%
MSCI EAFE Index                         -15.66%          -2.62%          -3.46%
Lehman Aggregate Bond Index             10.26%            7.55%          7.93%
Lehman 1-3 Year Credit Index             6.95%            7.02%          7.01%

The inception date for the Maxim Moderate Profile I Portfolio was September 9, 1997.

The Wilshire 5000 Index is a broad-based  market value  weighted  benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets. The Lehman 1-3 Credit Index is a subset of the Lehman Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

Maxim Moderately Conservative Profile I Portfolio

[OBJECT OMITTED]
1998     9.75%
1999     8.34%
2000     -0.12%
2001     -0.66%
2002    -5.31%

During the periods shown in the chart for the Maxim Moderately Conservative Profile I Portfolio, the highest return for a quarter was 9.13% (quarter ending December, 1998) and the lowest return for a quarter was -7.10% (quarter ending September, 2002).


The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2002:

                                     One Year      Five Years    Since Inception
Maxim Moderately Conservative

Profile I Portfolio                   -5.31%         2.24%            2.54%
Wilshire 5000 Index                  -22.08%         -1.16%           -0.48%
MSCI EAFE Index                      -15.66%         -2.62%           -3.46%
Lehman Aggregate Bond Index           10.26%         7.55%            7.93%
Lehman 1-3 Year Credit Index          6.95%          7.02%            7.01%

The inception date for the Maxim Moderately Conservative Profile I Portfolio was September 9, 1997.

The Wilshire 5000 Index is a broad-based  market value  weighted  benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets The Lehman 1-3 Credit Index is a subset of the Lehman Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

Maxim Conservative Profile I Portfolio

[OBJECT OMITTED]
1998     8.25%
1999     4.86%
2000     5.86%
2001     2.91%
2002    -0.69%

During the periods shown in the chart for the Maxim Conservative Profile I Portfolio, the highest return for a quarter was 4.50% (quarter ending December, 1998) and the lowest return for a quarter was -2.51% (quarter ending September,
2002).


The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2002:

                                     One Year      Five Years    Since Inception
Maxim Conservative Profile I

Portfolio                             -0.69%         4.20%            4.62%
Wilshire 5000 Index                  -22.08%         -1.16%           -0.48%
Lehman Aggregate Bond Index           10.26%         7.55%            7.93%
Lehman 1-3 Year Credit Index          6.95%          7.02%            7.01%

The inception date for the Maxim Conservative Profile I Portfolio was September 9, 1997.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets. The Lehman 1-3 Credit Index is a subset of the Lehman Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

Maxim Aggressive Profile II Portfolio

[OBJECT OMITTED]
2000 -6.15%
2001  -13.37%
2002  -18.82%


During the period shown in the chart for the Maxim Aggressive Profile II Portfolio, the highest return for a quarter was 16.18% (quarter ending December, 2001) and the lowest return for a quarter was -19.74% (quarter ending September,
2001).


The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 2002:

                                         One Year         Since
                                                        Inception

Maxim Aggressive Profile II              -18.82%          -7.48%
Portfolio
Wilshire 5000 Index                      -22.08%          -9.77%
MSCI EAFE                                -15.66%         -11.34%

The inception date for the Maxim Aggressive Profile II Portfolio was September 16, 1999.

The Wilshire 5000 Index is a broad-based  market value  weighted  benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally.

Maxim Moderately Aggressive Profile II Portfolio

[OBJECT OMITTED]
2000 - 5.77%
2001  -10.74%
2002  -13.29%

During the period shown in the chart for the Maxim Moderately Aggressive Profile II Portfolio, the highest return for a quarter was 12.02% (quarter ending December, 2001) and the lowest return for a quarter was -15.01% (quarter ending September, 2001).


The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 2002:

                                       One Year          Since
                                                        Inception

Maxim Moderately Aggressive


Profile II Portfolio                    -13.29%          -5.85%
Wilshire 5000 Index                     -22.08%          -9.77%
MSCI EAFE Index                         -15.66%          -11.34%
Lehman Aggregate Bond Index             10.26%            9.21%

The inception date for the Maxim Moderately Aggressive Profile II Portfolio was September 16, 1999.

The Wilshire 5000 Index is a broad-based  market value  weighted  benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

Maxim Moderate Profile II Portfolio

[OBJECT OMITTED]
2000 -2.19%
2001 -6.74%
2002 -9.63%

During the period shown in the chart for the Maxim Moderate Profile II Portfolio, the highest return for a quarter was 9.72% (quarter ending December, 2001) and the lowest return for a quarter was -11.53% (quarter ending September,
2001).


The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 2002:

                                       One Year           Since
                                                        Inception

Maxim Moderate Profile II                -9.63%           -3.24%
Portfolio
Wilshire 5000 Index                     -22.08%           -9.77%
Lehman Aggregate Bond Index              10.26%            9.21%
Lehman 1-3 Year Credit Bond Index         6.95%            7.68%
MSCI EAFE Index                         -15.66%          -11.34%

The inception date for the Maxim Moderate Profile II Portfolio was September 16, 1999.

The Wilshire 5000 Index is a broad-based  market value  weighted  benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets. The Lehman 1-3 Credit Index is a subset of the Lehman Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally.

Maxim Moderately Conservative Profile II Portfolio

[OBJECT OMITTED]
2000     -2.35%
2001     -5.38%
2002    -6.26%

During the period shown in the chart for the Maxim Moderately Conservative Profile II Portfolio, the highest return for a quarter was 6.76% (quarter ending December, 2001) and the lowest return for a quarter was -8.26%% (quarter ending September, 2001).


The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 2002:

                                       One Year           Since
                                                        Inception
Maxim Moderately Conservative

Profile II Portfolio                    -6.26%           -2.04%
Lehman 1-3 Year Credit Bond Index        6.95%            7.67%
Lehman Aggregate Bond Index             10.26%            9.14%
Wilshire 5000 Index                    -22.08%           -9.06%
MSCI EAFE Index                        -15.66%          -11.34%


The inception date for the Maxim Moderately Conservative Profile II Portfolio was September 27, 1999.


 The Lehman 1-3 Credit Index is a subset of the Lehman Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets. The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally.

Maxim Conservative Profile II Portfolio

[OBJECT OMITTED]
2000  0.95%
2001  0.60%
2002    -1.42%

During the period shown in the chart for the Maxim Conservative Profile II Portfolio, the highest return for a quarter was 3.80% (quarter ending December, 2001) and the lowest return for a quarter was -2.84% (quarter ending September,
2001).


The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 2002:

                                          One Year       Since
                                                        Inception

Maxim Conservative Profile II              -1.42%         1.53%
Portfolio
Lehman 1-3 Year Credit Bond Index           6.95%         7.71%
Wilshire 5000 Index                       -22.08%        -9.04%
Lehman Aggregate Bond Index                10.26%         9.25%

The inception date for the Maxim Conservative Profile II Portfolio was September 30, 1999.

The Lehman 1-3 Credit Index is a subset of the Lehman Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million. The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.1,2

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)

------------------------- ------------- -------------- ----------- ----------- ------------- --------------
                             Maxim       Maxim U.S.    Maxim       Maxim        Maxim          Maxim
                             Money         Gov't.      Short       U.S.           Loomis      Templeton(R)
                             Market      Securities    Duration    Gov't.      Sayles Bond   International
                                                          Bond     Mortgage                     Equity
                                                                   Securities
------------------------- ------------- -------------- ----------- ----------- ------------- --------------
------------------------- ------------- -------------- ----------- ----------- ------------- --------------
Management Fees              0.46%          0.60%        0.60%       0.60%        0.90%          1.00%
------------------------- ------------- -------------- ----------- ----------- ------------- --------------
------------------------- ------------- -------------- ----------- ----------- ------------- --------------
Distribution (12b-1)          NONE          NONE          NONE        NONE         NONE          NONE
Fees
------------------------- ------------- -------------- ----------- ----------- ------------- --------------
------------------------- ------------- -------------- ----------- ----------- ------------- --------------

Other Expenses               0.00%          0.00%        0.00%       0.00%        0.00%          0.19%

------------------------- ------------- -------------- ----------- ----------- ------------- --------------
------------------------- ------------- -------------- ----------- ----------- ------------- --------------
Total Annual Portfolio

Operating Expenses           0.46%          0.60%        0.60%       0.60%        0.90%          1.19%

------------------------- ------------- -------------- ----------- ----------- ------------- --------------
------------------------- ------------- -------------- ----------- ----------- ------------- --------------

                             Maxim          Maxim      Maxim       Maxim T.       Maxim        Maxim T.
                          INVESCO ADR3    Founders     INVESCO     Rowe           Ariel       Rowe Price
                                          Growth &      Balanced   Price       MidCap Value  MidCap Growth
                                           Income4                  Equity/

                                                                     Income
------------------------- ------------- -------------- ----------- ----------- ------------- --------------
------------------------- ------------- -------------- ----------- ----------- ------------- --------------
Management Fees              1.00%          1.00%        1.00%       0.80%        0.95%          1.00%
------------------------- ------------- -------------- ----------- ----------- ------------- --------------
------------------------- ------------- -------------- ----------- ----------- ------------- --------------
Distribution (12b-1)          NONE          NONE          NONE        NONE         NONE          NONE
Fees
------------------------- ------------- -------------- ----------- ----------- ------------- --------------
------------------------- ------------- -------------- ----------- ----------- ------------- --------------

Other Expenses               0.12%          0.15%        0.00%       0.05%        0.11%          0.05%

------------------------- ------------- -------------- ----------- ----------- ------------- --------------
------------------------- ------------- -------------- ----------- ----------- ------------- --------------
Total Annual Portfolio

Operating Expenses           1.12%          1.15%        1.00%       0.85%        1.06%          1.05%

------------------------- ------------- -------------- ----------- ----------- ------------- --------------
------------------------- ------------- -------------- ----------- ----------- ------------- --------------
                             Maxim          Maxim      Maxim         Maxim        Maxim       Maxim Index
                              Bond         Global        Index     Growth         Value         Pacific
                             Index          Bond          400        Index        Index
------------------------- ------------- -------------- ----------- ----------- ------------- --------------
------------------------- ------------- -------------- ----------- ----------- ------------- --------------
Management Fees              0.50%          1.30%        0.60%       0.60%        0.60%          1.00%
------------------------- ------------- -------------- ----------- ----------- ------------- --------------
------------------------- ------------- -------------- ----------- ----------- ------------- --------------
Distribution (12b-1)          NONE          NONE          NONE        NONE         NONE          NONE
Fees
------------------------- ------------- -------------- ----------- ----------- ------------- --------------
------------------------- ------------- -------------- ----------- ----------- ------------- --------------
Other Expenses               0.00%          0.00%        0.00%       0.00%        0.00%          0.20%
------------------------- ------------- -------------- ----------- ----------- ------------- --------------
------------------------- ------------- -------------- ----------- ----------- ------------- --------------
Total Annual Portfolio

Operating Expenses           0.50%          1.30%        0.60%       0.60%        0.60%          1.20%
------------------------- ------------- -------------- ----------- ----------- ------------- --------------

------------------------- ------------- -------------- ----------- ----------- ------------- --------------
                          Maxim Ariel       Maxim      Maxim       Maxim       Maxim Index       Maxim
                           Small-Cap       INVESCO     Loomis        Stock         600           Index

                             Value        Small-Cap    Sayles         Index                    European
                                           Growth5     Small-Cap
                                                         Value6


------------------------- ------------- -------------- ----------- ----------- ------------- --------------
------------------------- ------------- -------------- ----------- ----------- ------------- --------------
Management Fees              1.00%          0.95%        1.00%       0.60%        0.60%          1.00%
------------------------- ------------- -------------- ----------- ----------- ------------- --------------
------------------------- ------------- -------------- ----------- ----------- ------------- --------------
Distribution (12b-1)          NONE          NONE          NONE        NONE         NONE          NONE
Fees

------------------------- ------------- -------------- ----------- ----------- ------------- --------------
------------------------- ------------- -------------- ----------- ----------- ------------- --------------

Other Expenses               0.06%          0.13%        0.09%       0.00%        0.00%          0.20%

------------------------- ------------- -------------- ----------- ----------- ------------- --------------
------------------------- ------------- -------------- ----------- ----------- ------------- --------------
Total Annual Portfolio


Operating Expenses           1.06%          1.08%        1.09%       0.60%        0.60%          1.20%

------------------------- ------------- -------------- ----------- ----------- ------------- --------------


------------------------- ------------- ------------- ------------ ------------ ------------
                           Maxim Bond    Maxim MFS       Maxim        Maxim        Maxim
                                        International  Federated   Janus High      Janus
                                           Growth        Bond      Yield Bond    Large Cap
                                                                                  Growth

------------------------- ------------- ------------- ------------ ------------ ------------
------------------------- ------------- ------------- ------------ ------------ ------------
Management Fees              0.60%         1.20%         0.70%        1.10%        1.05%
------------------------- ------------- ------------- ------------ ------------ ------------
------------------------- ------------- ------------- ------------ ------------ ------------
Distribution (12b-1)          NONE          NONE         NONE         NONE         NONE
Fees

------------------------- ------------- ------------- ------------ ------------ ------------
------------------------- ------------- ------------- ------------ ------------ ------------
Other Expenses               0.00%         0.00%         0.00%        0.00%        0.00%
------------------------- ------------- ------------- ------------ ------------ ------------
------------------------- ------------- ------------- ------------ ------------ ------------
Total Annual Portfolio

Operating Expenses           0.60%         1.20%         0.70%        1.10%        1.05%
------------------------- ------------- ------------- ------------ ------------ ------------


------------------------- ------------- ------------- ------------ ------------ ------------

                             Maxim         Maxim         Maxim        Maxim        Maxim
                           Aggressive    Moderately    Moderate    Moderately   Conservative
                           Profile I7    Aggressive   Profile I7   Conservative Profile I7
                                         Profile I7                Profile I7

------------------------- ------------- ------------- ------------ ------------ ------------
------------------------- ------------- ------------- ------------ ------------ ------------
Management Fees              0.25%         0.25%         0.25%        0.25%        0.25%
------------------------- ------------- ------------- ------------ ------------ ------------
------------------------- ------------- ------------- ------------ ------------ ------------
Distribution (12b-1)          NONE          NONE         NONE         NONE         NONE
Fees

------------------------- ------------- ------------- ------------ ------------ ------------
------------------------- ------------- ------------- ------------ ------------ ------------
Other Expenses               0.00%         0.00%         0.00%        0.00%        0.00%
------------------------- ------------- ------------- ------------ ------------ ------------
------------------------- ------------- ------------- ------------ ------------ ------------
Total Annual Portfolio

Operating Expenses           0.25%         0.25%         0.25%        0.25%        0.25%
------------------------- ------------- ------------- ------------ ------------ ------------

------------------------- ------------- ------------- ------------ ------------ ------------
                             Maxim         Maxim         Maxim        Maxim        Maxim
                           Aggressive    Moderately    Moderate    Moderately   Conservative

                          Profile II7    Aggressive   Profile II7  Conservative Profile II7
                                        Profile II7                Profile II7

------------------------- ------------- ------------- ------------ ------------ ------------
------------------------- ------------- ------------- ------------ ------------ ------------
Management Fees              0.10%         0.10%         0.10%        0.10%        0.10%
------------------------- ------------- ------------- ------------ ------------ ------------
------------------------- ------------- ------------- ------------ ------------ ------------
Distribution (12b-1)          NONE          NONE         NONE         NONE         NONE
Fees

------------------------- ------------- ------------- ------------ ------------ ------------
------------------------- ------------- ------------- ------------ ------------ ------------
Other Expenses               0.00%         0.00%         0.00%        0.00%        0.00%
------------------------- ------------- ------------- ------------ ------------ ------------
------------------------- ------------- ------------- ------------ ------------ ------------
Total Annual Portfolio

Operating Expenses           0.10%         0.10%         0.10%        0.10%        0.10%
------------------------- ------------- ------------- ------------ ------------ ------------

1 Investors who purchase the Portfolios through variable insurance contracts will be subject to additional fees and charges at the contract level which are not disclosed in this Prospectus.


2 The expenses shown for all Portfolios are for the fiscal year ended December 31, 2002. Current or future expenses may be greater or less than those presented.

3 For the Maxim INVESCO ADR Portfolio, "Other Expenses" were lower than the figure shown by 0.01% due to a voluntary waiver by the Investment Adviser. The Investment Adviser can terminate this voluntary waiver at any time.

4 For the Maxim Founders Growth & Income Portfolio, "Other Expenses" were lower than the figure shown by 0.02% due to a voluntary waiver by the Investment Adviser. The Investment Adviser can terminate this voluntary waiver at any time.

5 For the Maxim INVESCO Small-Cap Growth Portfolio, "Other Expenses" were lower than the figure shown by 0.02% due to a voluntary waiver by the Investment Adviser. The Investment Adviser can terminate this voluntary waiver at any time.

6 For the Maxim Loomis Sayles Small-Cap Value Portfolio, "Other Expenses" were lower than the figure shown by 0.01% due to a voluntary waiver by the Investment Adviser. The Investment Adviser can terminate this voluntary waiver at any time.

7 Each Profile I Portfolio and Profile II Portfolio (collectively, "Profile Portfolios") will invest in shares of Underlying Portfolios. Therefore, each Profile Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each Profile Portfolio will be reduced by the Underlying Portfolio's expenses. As of the date of this prospectus, the range of expenses expected to be incurred in connection with each Profile Portfolio's investments in Underlying Portfolios is: Maxim Aggressive Profile I and II - 0.83% to 1.45%; Maxim Moderately Aggressive Profile I and II -0.74% to 1.40%; Maxim Moderate Profile I and II- 0.68% to 1.34%; Maxim Moderately Conservative Profile I and II - 0.64% to 1.30%; Maxim Conservative Profile I and II - 0.55% to 1.16%. This information is provided as a weighted-average range of the expense ratios since the average assets of each Profile Portfolio invested in Underlying Portfolios will fluctuate. The total expense ratios may be higher or lower depending on the allocation of a Profile Portfolio's assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios.


                                    Examples

These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio                                 1 Year       3 Years      5 Years       10 Years
Maxim Money Market                        $47          $149         $261          $593
Maxim Bond                                $62          $194         $340          $774
Maxim Bond Index                          $51          $162         $283          $645
Maxim U.S. Government Securities          $62          $194         $340          $774
Maxim U.S. Government Mortgage            $62          $194         $340          $774
Securities
Maxim Short Duration Bond                 $62          $194         $340          $774
Maxim Loomis Sayles Bond                  $92          $291         $510          $1,160
Maxim Federated Bond                      $72          $226         $396          $902
Maxim Janus High Yield Bond               $113         $355         $623          $1,418
Maxim Global Bond                         $133         $420         $736          $1,676
Maxim Templeton(R)International Equity    $122         $385         $674          $1,534
Maxim INVESCO ADR                         $115         $362         $634          $1,444
Maxim MFS(R)International Growth          $123         $388         $680          $1,547
Maxim Index European                      $123         $388         $680          $1,547
Maxim Index Pacific                       $123         $388         $680          $1,547
Maxim Founders Growth & Income            $126         $397         $697          $1,586
Maxim T. Rowe Price Equity/Income         $87          $275         $481          $1,096
Maxim Janus Large Cap Growth              $108         $339         $595          $1,354
Maxim INVESCO Balanced                    $103         $323         $566          $1,289
Maxim Stock Index                         $62          $194         $340          $774
Maxim Growth Index                        $62          $194         $340          $774
Maxim Value Index                         $62          $194         $340          $774
Maxim Ariel MidCap Value                  $109         $343         $600          $1,367
Maxim T. Rowe Price MidCap Growth         $108         $339         $595          $1,354
Maxim Index 400                           $62          $194         $340          $774
Maxim Ariel Small-Cap Value               $109         $343         $600          $1,367
Maxim INVESCO Small-Cap Growth            $111         $349         $612          $1,392
Maxim Loomis Sayles Small-Cap Value       $112         $352         $617          $1,405
Maxim Index 600                           $62          $194         $340          $774
Maxim Aggressive Profile I                $26          $81          $142          $322
Maxim Moderately Aggressive Profile I     $26          $81          $142          $322
Maxim Moderate Profile I                  $26          $81          $142          $322
Maxim Moderately Conservative Profile I   $26          $81          $142          $322
Maxim Conservative Profile I              $26          $81          $142          $322
Maxim Aggressive Profile II               $10          $32          $57           $129
Maxim Moderately Aggressive Profile II    $10          $32          $57           $129
Maxim Moderate Profile II                 $10          $32          $57           $129
Maxim Moderately Conservative Profile II  $10          $32          $57           $129
Maxim Conservative Profile II             $10          $32          $57           $129


               MORE INFORMATION ABOUT THE PORTFOLIOS

     ------------------------------------------------------------------
     Some of the Portfolios are managed by sub-advisers which manage other mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Portfolios are not otherwise directly related to any other mutual funds. Consequently, the investment performance of other mutual funds and any similarly-named Portfolio may differ substantially.

     ------------------------------------------------------------------

Each Portfolio follows a distinct set of investment strategies. Twenty-four Portfolios are considered to be "Equity Portfolios" because they invest primarily in equity securities (mostly common stocks). Fourteen Portfolios (including the Money Market Portfolio) are considered to be "Debt Portfolios" because they invest primarily in debt securities (mostly bonds). One Portfolio is considered to be a "Balanced Portfolio" because its principal investment strategy is to invest in a mix of debt and equity securities. All percentage limitations relating to the Portfolios' investment strategies are applied at the time a Portfolio acquires a security.

Equity Portfolios

Each of the Maxim Founders Growth & Income, and the Maxim Aggressive and Moderately Aggressive Profile Portfolios will normally invest at least 65% of their assets in equity securities. Each of the other Equity Portfolios will normally invest at least 80% of their assets in equity securities. Therefore, as an investor in an Equity Portfolio, the return on your investment will be based primarily on the risks and rewards of equity securities. The Equity Portfolios include:

        o Maxim Ariel Small-Cap Value Portfolio           o Maxim INVESCO Small-Cap Growth Portfolio
        o Maxim Loomis Sayles Small-Cap Value Portfolio   o Maxim Ariel MidCap Value Portfolio
        o Maxim T. Rowe Price MidCap Growth Portfolio     o Maxim Templeton(R) International Equity Portfolio
        o Maxim INVESCO ADR Portfolio                     o Maxim MFS(R) International Growth Portfolio
        o Maxim Founders Growth & Income Portfolio        o Maxim Janus Large Cap Growth Portfolio
        o Maxim T. Rowe Price Equity/Income Portfolio     o Maxim Stock Index Portfolio
        o Maxim Index 600 Portfolio                       o Maxim Value Index Portfolio
        o Maxim Growth Index Portfolio                    o Maxim Index 400 Portfolio
        o Maxim Index European Portfolio                  o Maxim Index Pacific Portfolio
        o Aggressive Profile I Portfolio                  o Aggressive Profile II Portfolio
        o Moderate Profile I Portfolio++                  o Moderate Profile II Portfolio++
        o Moderately Aggressive Profile I Portfolio       o Moderately Aggressive Profile II Portfolio

++ Please note that the Moderate Profile I and Moderate Profile II Portfolios may invest in the short-term bond and bond categories up to a combined 50%. It is, therefore, important that an investor also review the discussion regarding "Debt Portfolios" below beginning on page xx.

Common stocks represent partial ownership in a company and entitle stockholders to share in the company's profits (or losses). Common stocks also entitle the holder to share in any of the company's dividends. The value of a company's stock may fall as a result of factors which directly relate to that company, such as lower demand for the company's products or services or poor management decisions. A stock's value may also fall because of economic conditions which affect many companies, such as increases in production costs. The value of a company's stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company's financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

The Equity Portfolios may invest in common stocks and other equity securities of U.S. and foreign companies, though only the Maxim Templeton(R) International Equity, Maxim INVESCO ADR, Maxim MFS(R) International Growth, Maxim Index Pacific and Maxim Index European Portfolios will pursue investments in foreign securities as a principal investment strategy. Equity investments in foreign companies present special risks and other considerations - these are discussed below under "Foreign Securities" on page xx.

The Equity Portfolios may invest in money market instruments and other types of debt securities, either as a cash reserve or for other appropriate reasons. Debt securities are discussed below under "Debt Portfolios." Each Portfolio may invest in derivatives in order to hedge against market risk or reduce interest rate or credit risk. Derivatives are discussed below under "Derivatives" on page xx.

The Aggressive Profile I, Moderately Aggressive Profile I, Moderate Profile I, Aggressive Profile II, Moderately Aggressive Profile II and Moderate Profile II Portfolios are considered "Equity Portfolios" because they invest primarily in Underlying Portfolios that emphasize equity investments. However, these Profile Portfolios invest in Underlying Portfolios that invest in debt securities and, therefore, to that extent are subject to the risks and rewards associated with debt securities. As well, to the extent an Underlying Portfolio invests in derivatives, a Profile Portfolio investing in that portfolio would also be exposed to the risks and rewards associated with derivative transactions.

Small and Medium Size Companies

Companies that are small or unseasoned (less then 3 years of operating history) are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources.

Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities. As well, the securities of small or unseasoned companies may not have wide marketability. This fact could cause a Portfolio to lose money if it needs to sell the securities when there are few interested buyers. Small or unseasoned companies also normally have fewer outstanding shares than larger companies. As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security. Finally, there may be less public information available about small or unseasoned companies. As a result, a Sub-Adviser when making a decision to purchase a security for a Portfolio may not be aware of some problems associated with the company issuing the security.

Index Portfolios

Certain of the Equity Portfolios are Index Portfolios. This means they are not actively managed, but are designed to track the performance of specified benchmarks. The benchmark indexes are described below:

The S&P 500 Composite Stock Price Index (the "S&P 500") is a widely recognized, unmanaged, market-value weighted index of 500 stock prices. The stocks which make up the S&P 500 trade on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ National Market System. It is generally acknowledged that the S&P 500 broadly represents the performance of publicly traded common stocks in the United States.

The S&P Small Cap 600 Stock Index (the "S&P 600") is a widely recognized, unmanaged index of 600 stock prices. The index is market-value weighted, meaning that each stock's influence on the index's performance is directly proportional to that stock's "market value" (stock price multiplied by the number of outstanding shares). The stocks which make up the S&P 600 trade on the New York Stock Exchange, American Stock Exchange, or NASDAQ quotation system. The S&P 600 is designed to monitor the performance of publicly traded common stocks of the small company sector of the United States equities market.


The S&P MidCap 400 Index (the "S&P 400") is a widely recognized, unmanaged market capitalization weighted index of 400 stocks representing the mid-range in terms of tradable market value of the U.S. equity market.


The S&P/BARRA Growth Index (the "Growth Index") is a widely recognized, unmanaged index that contains half of the market value of the S&P 500. The Growth Index is comprised of the stocks representing half of the total market value of the S&P 500 with the highest price-to-book value ratios.

The S&P/BARRA Value Index (the "Value Index") is a widely recognized, unmanaged index that contains the other half of the market value of the S&P 500. The Value Index is comprised of the stocks representing half of the total market value of the S&P 500 with the lowest price-to-book value ratios.

**Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "S&P 600(R)," "Standard &
Poor's 500", "Standard & Poor's SmallCap 600 Index," "S&P SmallCap 600 Index," "S&P 500/BARRA Growth Index," "S&P 500/BARRA Value Index," and "S&P 400 MidCap Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Company. Maxim Series Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in Maxim Series Fund.

The FTSE Pacific Index and the FTSE European Index are unmanaged, market-value weighted indices of equity securities traded on the stock exchanges of the countries represented in the respective indices. They are designed to represent the performance of stocks in the large-cap sector of the markets from the countries included in the European and Pacific Rim regions of the world. FTSE is a trademark of London Stock Exchange Limited ("Exchange") and The Financial Times Limited ("Financial Times") and is used by the Fund under license. All rights in the index values and constituent lists vest in FTSE International Limited. We have obtained full licenses from FTSE International Limited to use such rights in the creation of the Maxim Index European and Maxim Index Pacific Portfolios. Neither FTSE nor the Exchange nor Financial Times makes any warranty or representation whatsoever expressly or implied either as to the results to be obtained from the use of the FTSE Pacific Index or the FTSE European Index and/or the figure at which these Indexes stand at any particular time on any particular day or otherwise. The Indexes are compiled and calculated by FTSE; however, neither FTSE nor the Exchange nor Financial Times shall be liable (whether in negligence or otherwise) to any person for any error in the Indexes and neither FTSE nor the Exchange nor Financial Times shall be liable under any obligation to advise any person of the error therein.

The S&P 500, S&P 600, S&P 400, Growth Index and Value Index are sponsored by Standard & Poor's which is responsible for determining which stocks are represented on the indices.


None of the Portfolios are endorsed, sold or promoted by any of the sponsors of the Benchmark Indices (the "Sponsors"), and no Sponsor is an affiliate or a sponsor of the Fund, the Portfolios or MCM. The Sponsors are not responsible for and do not participate in the operation or management of any Portfolio, nor do they guarantee the accuracy or completeness of their respective Benchmark Indices or the data therein. Inclusion of a stock in a Benchmark Index does not imply that it is a good investment.

Total returns for the S&P 500, S&P 600, S&P 400, Growth Index, Value Index, FTSE Pacific and FTSE European Indices assume reinvestment of dividends, but do not include the effect of taxes, brokerage commissions or other costs you would pay if you actually invested in those stocks.

Advantages of Index Portfolios

Index portfolios typically have the following characteristics:

o Variety of investments. Index portfolios generally invest in a wide variety of companies and industries.

o Relative performance consistency. Because they seek to track market benchmarks, index portfolios usually do not perform dramatically better or worse than their benchmarks.

o Low cost. Index portfolios are inexpensive to run compared with actively managed portfolios. They have no research costs and keep trading activity - and thus brokerage commissions and other transaction costs - to a minimum.

Compared with actively managed portfolios, most index portfolios have lower turnover rates and lower capital gains distributions. However, from time to time, some index portfolios may pay out higher-than-expected taxable distributions. This is because index portfolios must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index portfolio to sell securities that have appreciated in value, and thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.


Debt Portfolios

Each of the Maxim Conservative and Moderately Conservative Profile Portfolios will normally invest at least 65% of its assets in debt securities. Each of the other Debt Portfolios will normally invest at least 80% of its assets in debt securities. Therefore, as an investor in Debt Portfolios, the return on your investment will be based primarily on the risks and rewards of debt securities or bonds. Bonds include debt securities of all types excluding money market instruments. Examples of bonds include, but are not limited to, corporate debt securities (including notes), asset-backed securities, securities issued by the U.S. Government and its agencies, and mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments as limited in each Portfolio's investment strategies. In addition to bonds, debt securities also include money market instruments. The Debt Portfolios include:

    o Maxim Bond Portfolio                           o Maxim Loomis Sayles Bond Portfolio
    o Maxim U.S. Government Securities Portfolio     o Maxim Short Duration Bond Portfolio
    o Maxim Global Bond Portfolio                    o Maxim U.S. Gov't. Mortgage Securities Portfolio
    o Maxim Bond Index Portfolio                     o Maxim Federated Bond Portfolio
    o Maxim Janus High Yield Bond Portfolio          o Moderately Conservative Profile I Portfolio++
    o Conservative Profile I Portfolio++             o Moderately Conservative Profile II Portfolio++
    o Conservative Profile II Portfolio++            o Maxim Money Market Portfolio

++ Please note that the Moderately Conservative and Conservative Profile I and Moderately Conservative and Conservative Profile II Portfolios may invest to a minimum of less than 65% in the short-term bond and bond categories combined. It is, therefore, important that an investor also review the discussion regarding "Equity Portfolios" above beginning on page xx.

Bonds are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. In general, bond prices rise when interest rates fall, and vice versa. Bonds have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. This sensitivity to interest rates is also referred to as "interest rate risk."

Debt obligations are rated based on their estimated credit risks by independent services such as S&P and Moody's. "Credit risk" relates to the issuer's ability to make payments of principal and interest when due.

The lower a bond's quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody's or, if unrated, are judged to be of comparable quality. Debt securities rated in the fourth highest rating categories by S&P or Moody's and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories. Money market instruments are short-term debt securities of the highest investment grade quality. They are discussed separately below under "Money Market Portfolio, Money Market Instruments and Temporary Investment Strategies."

Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value. The following Portfolios may invest in below investment grade debt securities: Maxim Bond, Maxim Loomis Sayles Bond, Maxim Janus High Yield Bond, Maxim Federated Bond, Maxim INVESCO Small-Cap Growth, Maxim Templeton(R) International Equity, Maxim Global Bond, Maxim T. Rowe Price Equity/Income, Maxim Short Duration Bond, Maxim Janus Large Cap Growth, Maxim MFS(R) International Growth, Moderately Conservative Profile I, Conservative Profile I, Moderately Conservative Profile II and Conservative Profile II Portfolios.

The Debt Portfolios may invest in bonds of U.S. and foreign issuers. Investments in foreign securities present special risks and other considerations - these are discussed below under "Foreign Securities" on page xx.

While the Debt Portfolios intend to principally invest in bonds, they may make other types of investments. For example, some of the Debt Portfolios may invest a portion of their assets in equity securities. Equity securities are discussed above under "Equity Portfolios." Each of the Debt Portfolios may invest in derivatives in order to hedge against market risk or reduce interest rate or credit risk. Derivatives are discussed below under "Derivatives" on page xx.

Debt Index Portfolio

The Bond Index Portfolio is not actively managed, but is designed to track the performance of a specified benchmark. The Benchmark Index is described below:

Lehman Aggregate Bond Index

The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

Money Market Portfolio, Money Market Instruments and Temporary Investment Strategies

The Maxim Money Market Portfolio invests exclusively in money market instruments as its investment strategy. Therefore, the value of your investment in the Maxim Money Market Portfolio will be determined exclusively by the rewards and risks relating to money market instruments.

Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months. Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers' acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

The U.S. Government guarantee of the securities owned by the Portfolio does not guarantee the net asset value of its shares, which the Portfolio seeks to maintain at $1.00 per share. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

The manager of the Maxim Money Market Portfolio selects securities with a rating in one of the two highest rating categories for short-term debt obligations by at least one nationally recognized statistical rating organization such as Moody's Investor Services, Inc. or Standard & Poor's Corporation (or unrated securities of comparable quality).

Except as permitted under Rule 2a-7 of the 1940 Act, the Portfolio will not purchase a security if, as a result, more than 5% of its total assets would be invested in securities of a single issuer. Under Rule 2a-7, the 5% limit, among other things, does not apply to purchases of U.S. Government issued securities or securities subject to certain types of guarantees.

Temporary Investment Strategies

In addition to the Money Market Portfolio, the other Portfolios each may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM or the Portfolio's sub-adviser. Each non-Money Market Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM, or the Portfolio's sub-adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should a Portfolio take this action, it may not achieve its investment objective.

Balanced Portfolio

The Maxim INVESCO Balanced Portfolio's principal investment strategy is to invest in both debt securities and equity securities. As such, the Portfolio will be subject primarily to the risks discussed above under "Equity Securities" and "Debt Securities". The Maxim INVESCO Balanced Portfolio is required to invest at least 50% of its assets in equity securities and at least 25% in debt securities. However, the Portfolio's day-to-day investment allocation mix among equity and debt securities will be determined by the Sub-Adviser based on the Sub-Adviser's perception of prevailing market conditions and risks. By investing in both debt and equity securities, it is anticipated that the Portfolio will generally be less volatile than the overall market.

The Maxim INVESCO Balanced Portfolio has the flexibility to invest up to 25% of its assets in foreign securities. Investments in foreign securities present special risks and other considerations; these are discussed below under "Foreign Securities" below. Similar to the Equity Funds, this Portfolio may also engage in various types of "derivative" transactions to protect the value of its investments. Risks associated with derivative transactions are discussed in "Derivatives" below at page xx.

                           OTHER INVESTMENT PRACTICES

Foreign Securities

The Maxim Templeton(R) International Equity, Maxim MFS(R) International Growth, Maxim Index Pacific, Maxim Index European, Maxim Global Bond and Maxim INVESCO ADR Portfolios pursue investment in foreign securities as their principal investment strategy. Therefore, as an investor in these Portfolios, the return on your investment will be based substantially on the rewards and risks relating to foreign investment. However, many of the other Portfolios may, in a manner consistent with their respective investment objective and policies, invest in foreign securities. Accordingly, as an investor in these Portfolios, you also should be aware of the risks associated with foreign securities investments.

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments. Investments in foreign securities may cause a Portfolio to lose money when converting investments from foreign currencies into U.S. dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject a Portfolio to the adverse political or economic conditions of the foreign country. These risks increase in the case of "emerging market" countries which are more likely to be politically and economically unstable. Foreign countries, especially emerging market countries, may prevent or delay a Portfolio from selling its investments and taking money out of the country. In addition, foreign securities may not be as liquid as U.S. securities which could result in a Portfolio being unable to sell its investments in a timely manner. Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S. As a result, there is generally less publicly available information about foreign companies than U.S. companies.

As noted, the Maxim Templeton(R) International Equity, Maxim MFS(R) International Growth, Maxim Index Pacific, Maxim Index European, Maxim Global Bond and Maxim INVESCO ADR Portfolios have substantial exposure to foreign markets since these Portfolios invest primarily in securities of foreign issuers. The other Portfolios which may invest in foreign securities have some exposure to foreign markets. This exposure will be minimized to the extent these Portfolios invest primarily in securities of U.S. issuers.

ADRs are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. dollars and annual reports and shareholder literature printed in English.

Derivatives

Each Portfolio, other than the Maxim Money Market and Profile Portfolios, can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as "derivative" transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price. Derivatives may be used by the Portfolios to hedge investments or manage interest or currency-sensitive assets. The Index Portfolios may purchase and sell derivative instruments (futures contracts on the Benchmark Index and options thereon) as part of their principal investment strategy. The other non-Index Portfolios which may enter into derivative transactions will do so only to protect the value of its investments and not for speculative purposes. Derivatives can, however, subject a Portfolio to various levels of risk. There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated. They are the predominant means of hedging currency or commodity exposures. Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are "marked to market" daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract. The buyer pays a fee, called a premium, to the seller, who is called a writer. The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer's demand. Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks. If MCM or a sub-adviser judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio's investments, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Thus, it is possible for a Portfolio to lose more than its original investment in a derivatives transactions. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Other Risk Factors Associated with the Portfolios

As a mutual fund, each Portfolio is subject to market risk. The value of a Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

No Portfolio should be considered to be a complete investment program by itself. You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of any Portfolio.

A complete listing of the Portfolios' investment limitations and more detailed information about their investment practices are contained in the Statement of Additional Information.

                          MANAGEMENT OF THE PORTFOLIOS

MCM provides investment advisory, accounting and administrative services to the Fund. MCM's address is 8515 East Orchard Road, Greenwood Village, Colorado 80111. MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $7.1 billion. MCM and its affiliates have been providing investment management services since 1969.

The management fees paid to MCM for the last fiscal year are as follows:

Portfolio                                      Percentage of Average Net Assets
---------                                      --------------------------------
Maxim Money Market                                               0.46%
Maxim Bond                                                       0.60%
Maxim U.S. Government Securities                                 0.60%
Maxim U.S. Government Mortgage Securities                        0.60%
Maxim Loomis Sayles Bond                                         0.90%
Maxim Short Duration Bond                                        0.60%
Maxim Global Bond                                                1.30%
Maxim Templeton(R)International Equity                           1.00%
Maxim INVESCO ADR                                                1.00%
Maxim Founders Growth & Income                                   1.00%
Maxim T. Rowe Price Equity/Income                                0.80%

Maxim INVESCO Balanced                                           1.00%
Maxim Ariel MidCap Value                                         0.95%
Maxim T. Rowe Price MidCap Growth                                1.00%
Maxim Ariel Small-Cap Value                                      1.00%
Maxim Loomis Sayles Small-Cap Value                              1.00%
Maxim INVESCO Small-Cap Growth                                   0.95%
Maxim Stock Index                                                0.60%
Maxim Index 600                                                  0.60%
Maxim Index 400                                                  0.60%
Maxim Value Index                                                0.60%
Maxim Growth Index                                               0.60%
Maxim Bond Index                                                 0.50%
Maxim Index European                                             1.00%
Maxim Index Pacific                                              1.00%
Maxim Aggressive Profile I                                       0.25%
Maxim Moderately Aggressive Profile I                            0.25%
Maxim Moderate Profile I                                         0.25%
Maxim Moderately Conservative I                                  0.25%
Maxim Conservative Profile I                                     0.25%
Maxim Aggressive Profile II                                      0.10%
Maxim Moderately Aggressive Profile II                           0.10%
Maxim Moderate Profile II                                        0.10%
Maxim Moderately Conservative II                                 0.10%
Maxim Conservative Profile II                                    0.10%


For those Portfolios that are `directly' advised by MCM (i.e., without the assistance of a sub-adviser), namely the Maxim Money Market, Maxim Bond, Maxim Bond Index, Maxim Short Duration Bond, Maxim U.S. Government Securities, Maxim U.S. Government Mortgage Securities and the Profile Portfolios, MCM uses teams of professionals to manage the assets of those Portfolios. Each Portfolio has a separate team and all of the members of the team are jointly and primarily responsible for the day-to-day management of their respective Portfolios. The teams meet regularly to review Portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a Portfolio as they see fit, guided by the Portfolio's investment objective and strategy.

Sub-Advisers

The Fund operates under a manager-of-managers structure under an order issued by the Securities and Exchange Commission ("SEC"). The current order permits MCM to hire or amend sub-advisory agreements without shareholder approval. This means MCM is responsible for monitoring each sub-adviser's performance through quantitative and qualitative analysis and will periodically report to the Board as to whether each sub-adviser's agreement should be renewed, terminated or modified.

The Fund will furnish to shareholders of the applicable Portfolios all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by a change in any sub-adviser or any proposed material change in a sub-advisory agreement. The Fund will meet this requirement by providing shareholders of the applicable Portfolios with an information statement. With respect to a newly retained sub-adviser, or a change in a sub-advisory agreement, this information statement will be provided to shareholders of the applicable Portfolios a maximum of ninety (90) days after the addition of the new sub-adviser or the implementation of any material change in a sub-advisory agreement. The information statement will also meet the requirements of Regulation 14C and Schedules 14A and 14C under the Securities Exchange Act of 1934.

MCM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act, of the Fund or MCM other than by reason of serving as a sub-adviser to one or more Portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the applicable Portfolio. Currently, there are no sub-advisers who are affiliated persons with MCM.

For those Portfolios for which MCM has entered into an agreement with a sub-adviser, the sub-adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell or hold any particular security. Each sub-adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of a Portfolio. MCM, in turn, pays sub-advisory fees to each sub-adviser for its services. The following sub-advisers provide services for the Portfolios indicated:

Loomis Sayles & Company, L.P                   Templeton Investment Counsel, LLC
Maxim Looms Sayles Bond Portfolio              Maxim  Templeton(R)  International  Equity
                                               Portfolio
Maxim Loomis Sayles Small-Cap Value Portfolio

Ariel Capital Management, Inc.                 T. Rowe Price Associates, Inc.
Maxim Ariel MidCap Value Portfolio             Maxim  T.  Rowe  Price   MidCap   Growth
                                               Portfolio
Maxim Ariel Small-Cap Value Portfolio          Maxim  T.   Rowe   Price   Equity/Income
                                               Portfolio

INVESCO Funds Group, Inc.                      INVESCO Global Asset Management (N.A.)
Maxim INVESCO Small-Cap Growth Portfolio       Maxim INVESCO ADR Portfolio
Maxim INVESCO Balanced Portfolio


BNY Investment Advisors                        Founders Asset Management LLC
Maxim Stock Index Portfolio                    Maxim Founders Growth & Income Portfolio
Maxim Growth Index Portfolio
Maxim Value Index Portfolio                    Pareto Partners
Maxim Index 600 Portfolio                      Maxim Global Bond Portfolio
Maxim Index 400 Portfolio
Maxim Index European Portfolio                 Massachusetts Financial Services Company
Maxim Index Pacific Portfolio                  Maxim    MFS(R)  International    Growth
                                               Portfolio

Janus Capital Management LLC                   Federated
Maxim Janus High Yield Bond Portfolio          Maxim Federated Bond Portfolio
Maxim Janus Large Cap Growth Portfolio

Following is additional information about each sub-adviser:

Templeton Investment Counsel, LLC ("TIC") is a subsidiary of Templeton Worldwide, Inc., which in turn is a direct, wholly-owned subsidiary of Franklin Resources, Inc. TIC is a Delaware limited liability company with its principal business address at Broward Financial Centre, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394.


The day-to-day manager of the Maxim Templeton(R) International Equity Portfolio is Mark Beveridge, Executive Vice President, TIC and has been with TIC since 1985.


T. Rowe Price Associates, Inc. ("T. Rowe Price") is a Maryland corporation, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.


The Maxim T. Rowe Price Equity/Income Portfolio is managed by an Investment Advisory Committee chaired by Brian C. Rogers. The committee chairman has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing the Portfolio's investment program. This investment committee also serves as the investment committee for the T. Rowe Price Equity Income Fund. Mr. Rogers has been the portfolio manager of the T. Rowe Price Equity Income Fund since its inception in 1985. He joined T. Rowe Price in 1982 and has been managing investments since 1983.


The Maxim T. Rowe Price MidCap Growth Portfolio is managed by an Investment Advisory Committee chaired by Brian W.H. Berghuis. The committee chairman has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing the Portfolio's investment program. This investment committee also serves as the investment committee for the T. Rowe Price Mid-Cap Growth Fund. Mr. Berghuis has been Chairman of the T. Rowe Price Mid-Cap Growth Fund since 1992. He has been managing investments since 1988 and joined T. Rowe Price in 1985.

INVESCO Funds Group, Inc. ("INVESCO") is a Delaware corporation and an indirect wholly-owned subsidiary of AMVESCAP PLC. INVESCO is registered as an Investment Adviser with the Securities and Exchange Commission. Its principal business address is 4350 South Monaco Street, Denver, Colorado, 80237.


The day-to-day management of the Maxim INVESCO Small-Cap Growth Portfolio is provided by Stacie Cowell. Ms. Cowell is the portfolio manager of the Maxim INVESCO Small-Cap Growth Portfolio and INVESCO Small Company Growth Fund (since
1997), and portfolio manager and vice president (since 1996) of INVESCO. Formerly, Ms. Cowell was senior equity analyst with Founders Asset Management; and was capital markets and trading analyst with Chase Manhattan Bank in New York.


The day-to-day management of the Maxim INVESCO Balanced Portfolio is provided by the following members of INVESCO's Equity Income and Fixed Income teams: Richard
R. Hinderlie, Charles P. Mayer and Peter M. Lovell. Mr. Lovell is the lead portfolio manager of the Portfolio and the INVESCO Balanced Fund (since 2000). Mr. Lovell previously was co-portfolio manager of the INVESCO Balanced Fund and the Maxim INVESCO Balanced Portfolio (1998 to 2000), an equity analyst with INVESCO's Equity Income team (1996-1999), an equity assistant with INVESCO's investment division (1994-1996) and co-financial consultant with Merrill Lynch (1992-1994). Mr. Mayer is a co-portfolio manager of the Portfolio, INVESCO Equity Income Fund, Inc., INVESCO VIF-Equity Income Fund and the INVESCO Balanced Fund. Mr. Mayer began his investment career in 1969 and is now senior vice president of INVESCO; from 1993 to 1994, he was a vice president of INVESCO. From 1984 to 1993, he was a portfolio manager with Westinghouse Pension. Mr. Hinderlie is a vice president of INVESCO and serves as co-portfolio manager of the Portfolio and the INVESCO Balanced and INVESCO Total Return Funds. Mr. Hinderlie joined INVESCO in 1993 and has an M.B.A. from Arizona State University and a B.A. from Pacific Lutheran University.

INVESCO Global Asset Management (N.A.), Inc. ("IGAM"), is a Delaware corporation and a wholly owned subsidiary of INVESCO. IGAM is registered as an Investment Adviser with the Securities and Exchange Commission. Its principal business address is 1315 Peachtree Street, N.E., Atlanta, Georgia 30309.

The day-to-day manager of the Maxim INVESCO ADR Portfolio is W. Lindsay Davidson, who also serves as portfolio manager for the INVESCO ADR International Equity Management Fund. Mr. Davidson has been with INVESCO PLC since 1984 and in 1989 he assumed responsibility for global and international portfolios. Mr. Davidson began his investment career in 1974 and previously worked for both insurance and reinsurance companies in England. He holds an M.A. (Honours) degree in Economics from Edinburgh University.

Ariel Capital Management, Inc. (Ariel) is a privately held minority-owned money manager registered with the Securities and Exchange Commission as an investment adviser. It is an Illinois corporation with its principal business address at 200 East Randolph Drive, Suite 2900, Chicago, Illinois 60601.


The day-to-day manager for the Maxim Ariel Small-Cap Value and Maxim Ariel MidCap Value Portfolios is John W. Rogers, Jr. - - B.A. in Economics, Princeton University. Mr. Rogers' business experience during the past five years is as Chief Investment Officer, Ariel Capital Management and Portfolio Manager, Ariel Fund (formerly known as the Ariel Growth Fund).


Loomis, Sayles & Company, L.P. ("Loomis Sayles") is a Delaware limited partnership, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is One Financial Center, Boston, Massachusetts 02111.

The day-to-day manager of the Maxim Loomis Sayles Bond Portfolio is Daniel J. Fuss, Executive Vice President of Loomis Sayles who also serves as the fund manager for a number of mutual funds including the Loomis Sayles Bond Fund. Mr. Fuss has been employed by Loomis Sayles for more than five years.

Joseph R. Gatz, Vice President of Loomis Sayles, has co-managed the Maxim Loomis Sayles Small-Cap Value Portfolio since 1999. Prior to joining Loomis Sayles in 1999, Mr. Gatz was employed by Banc One and certain of its corporate predecessors since 1993. Daniel G. Thelen, Vice President of Loomis Sayles, has served as co-manager of the Portfolio since 1999 and has been employed with Loomis Sayles since 1996.

Founders Asset Management LLC ("Founders") is a Delaware limited liability company, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is 2930 East Third Avenue, Denver, Colorado 80206.

John B. Jares, Chartered Financial Analyst and Vice President-Investments of Founders, is the portfolio manager for the Maxim Founders Growth & Income Portfolio. Mr. Jares is also the portfolio manager of the Dreyfus Founders Growth and Income Fund, Dreyfus Founders Growth Fund and the Dreyfus Founders Balanced Fund and assists in managing the domestic portion of the Dreyfus Founders Worldwide Growth Fund. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

Pareto Partners ("Pareto") an English Partnership, serves as the sub-adviser to the Maxim Global Bond Portfolio. Mellon Bank, N.A. owns 30% of Pareto, XL Capital Ltd. owns 30% of Pareto and the employees of Pareto own the remaining 40% of Pareto. Mellon Bank, N.A. is a wholly-owned subsidiary of Mellon Bank Corporation, a publicly-owned multibank holding company which provides a comprehensive range of financial products and services in domestic and selected international markets.

The Portfolio is managed by Charles P. Dolan. He is a Managing Director and Senior Portfolio Manager at Pareto and has been employed by Pareto since April 1998. Through Pareto's affiliates, he has been employed on Pareto's global bond portfolios since 1994.


BNY Investment Advisors ("BNY") is a separately identifiable division of The Bank of New York, a New York State chartered bank, and is registered as an investment adviser under the Investment Advisors Act of 1940. BNY's principal business address is One Wall Street, New York, New York 10286. BNY began management of the Maxim Stock Index, Maxim Growth Index, Maxim Value Index, Maxim Index 600, Maxim Index European, Maxim Index Pacific and Maxim Index 400 Portfolios on April 1, 2003.


Massachusetts Financial Services Company ("MFS") is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada Inc., a diversified financial services organization. MFS is a Delaware corporation with its principal business address at 500 Boylston Street, Boston, Massachusetts 02116.


The Maxim MFS(R) International Growth Portfolio is managed by a team of portfolio managers. David R. Mannheim is Senior Vice President, MFS, and manager of the MFS(R) Institutional International Equity Fund since January, 1996. Mr. Mannheim has been employed with MFS since 1988. Marcus L. Smith, Vice President, MFS, has been employed with MFS since 1994 and became a portfolio manager of MFS(R) Institutional International Equity Fund effective January, 2001.


Federated Investment Management Company ("Federated") is a wholly owned subsidiary of Federated Investors, Inc., one of the largest mutual fund investment managers in the United States. Federated is a Delaware business trust with its principal business address at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.


Joseph M. Balestrino, Robert J. Ostrowski and John T. Gentry are the portfolio managers of the Maxim Federated Bond Portfolio. Mr. Ostrowski is Senior Vice President, Senior Portfolio Manager Co-Head, Domestic and Government and High Grade Corporate Bond Groups and is responsible for portfolio management and administration of the Government and General High Grade Corporate Bond Groups with Federated. He joined Federated in 1987 and has 16 years investment experience. Mr. Balestrino is Senior Vice President, Senior Portfolio Management, Head of Domestic High Grade Corporate Bond Group and responsible for portfolio management and administration of the General High Grade Corporate Multi-Sector Bond Groups with Federated. He joined Federated in 1986 and has 17 years investment experience. Mr. Gentry is Vice President, Portfolio Manager and is responsible for portfolio management and investment research in the fixed income area concentrating on high grade corporate, U.S. government, and U.S. government agency bonds with Federated. He joined Federated in 1995 and 13 years investment experience.


Janus Capital Management LLC ("Janus") is a directly owned subsidiary of Janus Capital Group Inc., registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is 100 Fillmore Street, Denver, Colorado 80206.

Scott Schoelzel is the portfolio manager of the Maxim Janus Large Cap Growth Portfolio. Mr. Schoelzel is Vice President of Janus and Portfolio Manager of the Janus Twenty Fund, which he has managed since August 1997. He is also Portfolio Manager of other Janus accounts. He holds a Bachelor of Arts degree in Business from Colorado College.

Sandy Rufenacht is portfolio manager of the Maxim Janus High Yield Bond Portfolio. Mr. Rufenacht is Executive Vice President of Janus and Portfolio Manager of the Janus High-Yield Fund and the Janus Short-Term Bond Fund. He has served as a Portfolio Manager or Co-Manager of Janus High-Yield Fund since June 1996 and has managed Janus Short-Term Bond Fund since January 1996. Mr. Rufenacht is also Portfolio Manager of other Janus accounts. He holds a Bachelor of Arts degree in Business from the University of Northern Colorado.

                   IMPORTANT INFORMATION ABOUT YOUR INVESTMENT

Investing in the Portfolios


Shares of the Portfolios are not for sale directly to the public. Currently, the Portfolios' shares are sold only to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable annuity contracts, variable life insurance policies and to participants in connection with qualified retirement plans. In the future, shares of the Portfolios may be used to fund other variable contracts offered by Great-West, or its affiliates, or other unrelated insurance companies. For information concerning your rights under a specific variable contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares

The transaction price for buying, selling, or exchanging a Portfolio's shares is the net asset value of that Portfolio. Each Portfolio's net asset value is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open (generally 4:00 p.m. Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the time at which the net asset value is calculated may differ. To the extent that a Portfolio's assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio's assets may be affected on days when the Fund is not open for business. In addition, trading in some of a Portfolio's assets may not occur on days when the Fund is open for business. Your share price will be the next net asset value calculated after we receive your order in good form.

The net asset value of the Maxim Money Market Portfolio is determined by using the amortized cost method of valuation. Net asset value for the other Portfolios is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors of the Fund believes accurately reflects fair value. If a Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when a Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio's outstanding shares.


Purchasing and Redeeming Shares

Variable contract owners or Qualified Plan participants will not deal directly with the Fund regarding the purchase or redemption of a Portfolio's shares. Insurance company separate accounts place orders to purchase and redeem shares of each Portfolio based on allocation instructions received from variable contract owners. Similarly, Qualified Plan sponsors and administrators purchase and redeem Portfolio shares based on orders received from participants. Qualified Plan participants cannot contact the Fund directly to purchase shares of the Portfolios but may invest in shares of the Portfolios only through their Qualified Plan. Participants should contact their Qualified Plan sponsor or administrator for information concerning the appropriate procedure for investing in the Fund.

Due to differences in tax treatment or other considerations, material irreconcilable conflicts may arise between the interests of variable annuity contract owners, variable life insurance policy owners and Qualified Plans that invest in the Fund. The Board of Directors will monitor each Portfolio for any material conflicts that may arise and will determine what action should be taken.


Exchanging Shares


This section is only applicable to participants in Qualified Plans that purchase shares of the Fund outside a variable annuity contract.

An exchange involves selling all or a portion of the shares of one Portfolio and purchasing shares of another Portfolio. There are no sales charges or distribution fees for an exchange. The exchange will occur at the next net asset value calculated for the two Portfolios after the exchange request is received in proper form. Before exchanging into a Portfolio, read its prospectus.

Please note the following policies governing exchanges:

o You can request an exchange in writing or by telephone.

o Written requests should be submitted to:

        8515 East Orchard Road
        Greenwood Village, CO 80111.

o The form should be signed by the account owner(s) and include the following information:


        (1) the name of the account;
        (2) the account number;
        (3) the name of the Portfolio from which the shares are to be sold;
        (4) the dollar amount or number of shares to be exchanged;
        (5) the name of the Portfolio(s) in which new shares will be purchased; and
        (6) the signature(s) of the person(s) authorized to effect exchanges in the account.

o You can request an exchange by telephoning 1-800-537-2033.

o A Portfolio may refuse exchange purchases by any person or group if, in MCM's judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Other Information

o We may modify, suspend or terminate at any time the policies and procedures to request an exchange of shares of the Portfolios by telephone.

o If an account has more than one owner of record, we may rely on the instructions of any one owner.

o Each account owner has telephone transaction privileges unless we receive cancellation instructions from an account owner.


o We will not be responsible for losses or expenses arising from unauthorized telephone transactions, as long as we use reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine, including requiring various forms of personal identification such as name, mailing address, personal identification numbers (PINs) or other information.

All telephone calls will be recorded.


During periods of unusual market activity, severe weather, or other unusual, extreme, or emergency conditions, you may not be able to complete a telephone transaction and should consider placing your order by mail.

Dividends and Capital Gains Distributions

Each Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.

o The Maxim Money Market Portfolio ordinarily declares dividends from net investment income daily and distributes dividends monthly.

o The Maxim Bond, Maxim Bond Index, Maxim Federated Bond, Maxim U.S. Government Mortgage Securities, Maxim U.S. Government Securities and Maxim Short Duration Bond Portfolios ordinarily distribute dividends from net investment income quarterly.

o The Maxim Founders Growth & Income, Maxim T. Rowe Price Equity/Income, Maxim INVESCO Balanced, Maxim Janus Large Cap Growth, Maxim Janus High Yield Bond, Maxim Ariel MidCap Value, Maxim T. Rowe Price MidCap Growth, Maxim Ariel Small-Cap Value, Maxim Loomis Sayles Small-Cap Value, Maxim INVESCO Small-Cap Growth, Maxim Stock Index, Maxim Index 600, Maxim Value Index, Maxim Growth Index, Maxim Index 400, Maxim Global Bond, Maxim Loomis Sayles Bond and all Profile Portfolios ordinarily distribute dividends semi-annually.

o The Maxim Templeton(R) International Equity, Maxim INVESCO ADR, Maxim MFS(R) International Growth, Maxim Index European and Maxim Index Pacific Portfolios ordinarily distribute dividends annually.

o All of the Portfolios generally distribute capital gains, at least once annually.

Tax Consequences

The Portfolios are not currently separate taxable entities. It is possible a Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Internal Revenue Code of 1986, as amended. If it does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains. This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in any one of the Portfolios depend on the provisions of the variable contract through which you invest in the Fund or the terms of your qualified retirement plan. For more information, please refer to the applicable prospectus and/or disclosure documents for that contract.

Effect of Foreign Taxes. Dividends and interest received by the Portfolios on foreign securities may be subject to withholding and other taxes imposed by foreign governments. These taxes will generally reduce the amount of distributions on foreign securities.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year. Twice a year shareholders of each Portfolio will receive a report containing a summary of the Fund's performance and other information.

                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Portfolio's financial history for the past five years, or, if shorter, the period of each Portfolio's operations. Certain information reflects financial results for a single Portfolio share. Total returns in the following tables represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The information has been audited by Deloitte & Touche LLP, independent auditors, whose reports, along with the Fund's financial statements, are included in the Fund's Annual Report. A free copy of the Annual Report is available upon request by calling 1-800-537-2033.

---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                    2002            2001           2000            1999           1998
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $      1.0005  $       1.0005  $      1.0005  $       1.0005  $      1.0007
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                 0.0139          0.0373         0.0590          0.0471         0.0505
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                                                  (0.0002)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations               0.0139          0.0373         0.0590          0.0471         0.0503
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                           (0.0139)        (0.0373)       (0.0590)        (0.0471)       (0.0505)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From tax return of capital                           (0.0005)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.0144)        (0.0373)       (0.0590)        (0.0471)       (0.0505)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $      1.0000  $       1.0005  $      1.0005  $       1.0005  $      1.0005
-------------------------------------------------============---=============---============---=============---============
-------------------------------------------------============---=============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                           1.40%           3.80%          6.07%           4.81%          5.15%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)               $     940,085  $      914,544  $     718,264  $      722,697  $     619,417
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.46%           0.46%          0.46%           0.46%          0.46%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                1.38%           3.62%          5.93%           4.73%          5.05%
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                   2002 ~          2001 ~         2000 ~          1999 ~         1998 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   11.62  $        11.50  $       11.42  $        12.17  $       12.12
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.19            0.64           0.79            0.71           0.74
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 0.41            0.15           0.05           (0.75)          0.05
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              0.60            0.79           0.84           (0.04)          0.79
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.19)          (0.67)         (0.76)          (0.71)         (0.74)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.19)          (0.67)         (0.76)          (0.71)         (0.74)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         12.03  $        11.62  $       11.50  $        11.42  $       12.17
-------------------------------------------------============---=============---============---=============---============
-------------------------------------------------============---=============---============---=============---============
                                                        0.00
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                           9.07%           7.09%          7.55%          (0.27%)         6.65%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                      47,298  $       62,363  $      59,053  $       70,256  $      76,100
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.60%           0.60%          0.60%           0.60%          0.60%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                5.12%           5.66%          6.63%           6.03%          6.00%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              101.07%         124.35%         84.08%          67.43%         42.50%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                  2002 ~         2001 ~         2000 ~         1999 ~         1998 ~
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $       27.37  $       33.58  $       40.44  $       35.82  $       29.47
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net investment income                                  0.14           0.21           0.23           0.27           0.28
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)               (6.23)         (4.20)         (3.35)          6.68           7.54
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    Investment Operations                             (6.09)         (3.99)         (3.12)          6.95           7.82
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
From net investment income                            (0.14)         (0.21)         (0.23)         (0.27)         (0.28)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
From net realized gains                               (1.89)         (2.01)         (3.51)         (2.06)         (1.19)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   (2.03)         (2.22)         (3.74)         (2.33)         (1.47)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $       19.25  $       27.37  $       33.58  $       40.44  $       35.82
------------------------------------------------============---============---============---============---============
------------------------------------------------============---============---============---============---============

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total Return                                        (21.94%)       (11.63%)        (7.94%)        19.73%         26.79%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $     627,394  $     864,986  $   1,027,978  $   1,166,072  $   1,029,722
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets               0.60%          0.60%          0.60%          0.60%          0.60%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    Average Net Assets                                0.97%          0.70%          0.60%          0.71%          0.87%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              19.52%         11.46%         15.71%         10.69%         12.91%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                   2002 ~          2001 ~         2000 ~          1999 ~         1998 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $       11.00  $        10.87  $       10.46  $        11.05  $       10.92
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.19            0.60           0.68            0.63           0.65
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 0.43            0.15           0.40           (0.60)          0.12
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                 0.62            0.75           1.08            0.03           0.77
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.19)          (0.62)         (0.67)          (0.62)         (0.64)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.19)          (0.62)         (0.67)          (0.62)         (0.64)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $       11.43  $        11.00  $       10.87  $        10.46  $       11.05
-------------------------------------------------============---=============---============---=============---============
-------------------------------------------------============---=============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                           9.81%           7.07%         10.58%           0.30%          7.24%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)               $      82,835  $       93,613  $      84,688  $       76,592  $      78,875
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.60%           0.60%          0.60%           0.60%          0.60%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                5.25%           5.65%          6.44%           5.83%          5.91%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               91.64%          66.47%         32.95%          51.82%         56.64%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
BOND INDEX PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                   2002 ~          2001 ~         2000 ~          1999 ~         1998 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $       13.11  $        12.86  $       12.28  $        13.01  $       12.86
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.21            0.69           0.77            0.70           0.74
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 0.56            0.27           0.57           (0.74)          0.15
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              0.77            0.96           1.34           (0.04)          0.89
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.21)          (0.71)         (0.76)          (0.69)         (0.74)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                (0.04)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.25)          (0.71)         (0.76)          (0.69)         (0.74)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $       13.63  $        13.11  $       12.86  $        12.28  $       13.01
-------------------------------------------------============---=============---============---=============---============
-------------------------------------------------============---=============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                           9.69%           7.52%         11.28%          (0.31%)         7.08%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)               $     202,460  $      182,737  $     147,990  $      133,485  $     130,437
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.50%           0.50%          0.50%           0.56%          0.60%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                5.01%           5.60%          6.24%           5.56%          5.69%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               53.33%          56.51%         27.38%         127.95%         59.84%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                   2002 ~          2001 ~         2000 ~          1999 ~         1998 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $       11.85  $        11.69  $       11.25  $        11.86  $       11.74
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.20            0.63           0.74            0.68           0.70
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 0.54            0.18           0.43           (0.62)          0.12
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                 0.74            0.81           1.17            0.06           0.82
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.19)          (0.65)         (0.73)          (0.67)         (0.70)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                (0.04)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.23)          (0.65)         (0.73)          (0.67)         (0.70)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $       12.36  $        11.85  $       11.69  $        11.25  $       11.86
-------------------------------------------------============---=============---============---=============---============
-------------------------------------------------============---=============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                           9.83%           7.13%         10.71%           0.51%          7.12%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)               $     347,127  $      219,596  $     182,403  $      183,178  $     192,302
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.60%           0.60%          0.60%           0.60%          0.60%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                4.98%           5.66%          6.39%           5.86%          5.98%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               82.56%          49.85%         26.97%          46.74%        108.19%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
INDEX 600 PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                   2002 ~          2001 ~         2000 ~          1999 ~         1998 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $        7.45  $         7.68  $        8.00  $         7.92  $       12.59
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.01            0.01           0.03            0.05           0.07
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                (1.19)           0.33           0.74            0.81          (0.53)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Investment Operations                             (1.18)           0.34           0.77            0.86          (0.46)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.01)          (0.01)         (0.03)          (0.05)         (0.07)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains +                              (0.00)          (0.56)         (1.06)          (0.73)         (4.14)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.01)          (0.57)         (1.09)          (0.78)         (4.21)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $        6.26  $         7.45  $        7.68  $         8.00  $        7.92
-------------------------------------------------============---=============---============---=============---============
-------------------------------------------------============---=============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    -1.58%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                         (15.23%)          5.82%         10.25%          11.85%         (1.58%)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)               $      28,483  $       32,022  $      28,279  $       25,169  $      23,619
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.60%           0.60%          0.60%           0.60%          0.60%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                0.22%           0.20%          0.36%           0.66%          0.25%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               18.06%          33.31%         85.61%          37.75%         59.18%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
+    The distribution from net realized gains in 2002 was less than $0.01 per share.
---------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
TEMPLETON(R)INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                       Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                     2002 ~          2001 ~          2000 ~          1999 ~          1998 ~
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $       10.80   $       12.27   $       15.19   $       11.87   $       12.79
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                     0.06            0.10            0.10            0.16            0.27
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                  (2.00)          (1.40)           0.08            3.39           (0.92)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     Investment Operations                               (1.94)          (1.30)           0.18            3.55           (0.65)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                               (0.06)          (0.10)          (0.09)          (0.15)          (0.27)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
From net realized gains                                                  (0.07)          (3.01)          (0.08)           0.00
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                      (0.06)          (0.17)          (3.10)          (0.23)          (0.27)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $        8.80   $       10.80   $       12.27   $       15.19   $       11.87
---------------------------------------------------============----============----============----============----============
---------------------------------------------------============----============----============----============----============

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                           (18.02%)        (10.44%)          1.64%          29.91%          (5.00%)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                 $     145,399   $      96,911   $      94,174   $     101,354   $     120,382
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                              1.19%           1.26%           1.25%           1.24%           1.21%
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                             1.19%           1.23%           1.25%           1.23%           1.20%
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     Average Net Assets:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                              0.74%           0.93%           0.73%           0.93%           2.04%
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                             0.74%           0.96%           0.73%           0.94%           2.05%
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                 25.79%          27.70%          65.41%          58.75%          40.02%
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
# Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
-------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
ARIEL MIDCAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                   2002 ~          2001 ~         2000 ~          1999 ~ ^       1998 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $       19.51  $        17.24  $       15.41  $        18.42  $       15.53
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            0.01            0.54           0.04            0.11          (0.09)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                (2.13)           2.56           2.78            0.03           5.06
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From                               (2.12)           3.10           2.82            0.14           4.97
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.02)          (0.06)         (0.11)          (0.12)          0.00
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                (0.43)          (0.77)         (0.88)          (3.03)         (2.08)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.45)          (0.83)         (0.99)          (3.15)         (2.08)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $       16.94  $        19.51  $       17.24  $        15.41  $       18.42
-------------------------------------------------============---=============---============---=============---============
-------------------------------------------------============---=============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                         (10.77%)         18.20%         18.69%           0.26%         33.77%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)               $     147,540  $       86,540  $      63,697  $       67,499  $     317,548
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.06%           1.13%          1.19%           1.04%          1.02%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.06%           1.10%          1.10%           1.04%          1.02%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income (Loss) to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            0.21%           0.38%          0.61%           0.36%         (0.64%)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           0.21%           0.41%          0.70%           0.36%         (0.64%)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               18.30%          26.68%         41.65%         182.75%         87.81%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
^ The per share information was computed based on average shares.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
# Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
VALUE INDEX PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                   2002 ~          2001 ~         2000 ~          1999 ~         1998 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $       12.96  $        16.45  $       18.04  $        18.95  $       18.14
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.14            0.18           0.23            0.24           0.28
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                (2.99)          (2.28)          0.66            1.78           2.30
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Investment Operations                             (2.85)          (2.10)          0.89            2.02           2.58
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.14)          (0.18)         (0.23)          (0.24)         (0.28)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                                (1.21)         (2.25)          (2.69)         (1.49)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.14)          (1.39)         (2.48)          (2.93)         (1.77)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $        9.97  $        12.96  $       16.45  $        18.04  $       18.95
-------------------------------------------------============---=============---============---=============---============
-------------------------------------------------============---=============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                         (21.46%)        (12.34%)         5.36%          11.39%         14.48%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)               $      77,865  $      301,286  $     378,498  $      391,562  $     326,339
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.60%           0.60%          0.60%           0.60%          0.60%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                1.36%           1.15%          1.32%           1.31%          1.54%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               27.77%          49.44%         53.18%          70.11%         39.67%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GROWTH INDEX PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                   2002 ~          2001 ~         2000 ~          1999 ~         1998 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $       16.81  $        19.41  $       28.63  $        24.28  $       18.51
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.07            0.06           0.01            0.06           0.07
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                (4.15)          (2.60)         (6.31)           6.34           6.77
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Investment Operations                             (4.08)          (2.54)         (6.30)           6.40           6.84
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.07)          (0.06)         (0.01)          (0.06)         (0.07)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                 0.00            0.00          (2.91)          (1.99)         (1.00)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.07)          (0.06)         (2.92)          (2.05)         (1.07)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $       12.66  $        16.81  $       19.41  $        28.63  $       24.28
-------------------------------------------------============---=============---============---=============---============
-------------------------------------------------============---=============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                         (24.08%)        (13.10%)       (22.36%)         26.87%         37.28%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)               $      79,190  $      275,992  $     350,803  $      499,612  $     297,170
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.60%           0.60%          0.60%           0.60%          0.60%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                0.53%           0.32%          0.03%           0.26%          0.36%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               23.09%          37.66%         39.05%          54.24%         26.48%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
ARIEL SMALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                       Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                     2002 ~          2001 ~          2000 ~          1999 ~          1998 ~
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $       10.51   $        9.37   $        7.84   $        9.54   $        9.15
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                     0.01            0.07            0.07            0.02            0.03
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                  (0.70)           1.38            1.97           (0.63)           0.72
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     Investment Operations                               (0.69)           1.45            2.04           (0.61)           0.75
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                               (0.01)          (0.07)          (0.07)          (0.02)          (0.02)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
From net realized gains                                  (0.29)          (0.24)          (0.44)          (1.07)          (0.34)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                      (0.30)          (0.31)          (0.51)          (1.09)          (0.36)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $        9.52   $       10.51   $        9.37   $        7.84   $        9.54
---------------------------------------------------============----============----============----============----============
---------------------------------------------------============----============----============----============----============

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                            (6.27%)         15.66%          26.65%          (5.80%)          8.28%
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                 $     307,139   $     206,883   $     116,972   $      35,291   $      38,747
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                              1.06%           1.10%           1.27%           1.28%           1.27%
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                             1.06%           1.09%           1.27%           1.23%           1.26%
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     Average Net Assets:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                              0.11%           0.68%           1.24%           0.16%           0.26%
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                             0.11%           0.69%           1.24%           0.21%           0.27%
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                 18.73%          15.63%          52.61%          46.17%          26.29%
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
# Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
-------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                   2002 ~          2001 ~         2000 ~          1999 ~         1998 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   17.06  $        15.96  $       13.35  $        14.48  $       15.32
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.03            0.08           0.11            0.08           0.14
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                (2.98)           2.15           3.03           (0.22)         (0.50)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Investment Operations                             (2.95)           2.23           3.14           (0.14)         (0.36)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.03)          (0.08)         (0.11)          (0.08)         (0.14)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                (0.06)          (1.05)         (0.42)          (0.91)         (0.34)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.09)          (1.13)         (0.53)          (0.99)         (0.48)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         14.02  $        17.06  $       15.96  $        13.35  $       14.48
-------------------------------------------------============---=============---============---=============---============
-------------------------------------------------============---=============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                         (14.49%)         14.36%         23.74%          (0.43%)        (2.28%)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)               $     123,140  $      226,496  $     170,239  $       93,088  $     127,807
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.09%           1.11%          1.16%           1.15%          1.11%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.08%           1.10%          1.16%           1.14%          1.11%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            0.32%           0.48%          0.87%           0.52%          0.81%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           0.33%           0.49%          0.87%           0.53%          0.81%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               89.28%          97.49%        122.31%         105.57%        149.12%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
# Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                   2002 ~          2001 ~         2000 ~          1999 ~         1998 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $        9.64  $        10.26  $       10.64  $        11.12  $       11.98
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.43            0.79           0.94            0.87           0.84
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 0.19           (0.53)         (0.46)          (0.35)         (0.43)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                 0.62            0.26           0.48            0.52           0.41
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.48)          (0.88)         (0.86)          (0.89)         (0.84)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                 0.00            0.00           0.00           (0.11)         (0.43)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.48)          (0.88)         (0.86)          (1.00)         (1.27)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $        9.78  $         9.64  $       10.26  $        10.64  $       11.12
-------------------------------------------------============---=============---============---=============---============
-------------------------------------------------============---=============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                          11.08%           2.57%          4.60%           4.87%          3.43%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)               $     161,750  $      198,056  $     178,834  $      191,419  $     199,386
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.90%           0.90%          0.90%           0.90%          0.90%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                8.06%           8.30%          8.72%           7.74%          7.41%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               26.58%          21.92%         19.52%          28.00%         55.47%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY/INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                   2002 ~          2001 ~         2000 ~          1999 ~         1998 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $       16.10  $        16.64  $       16.55  $        17.80  $       17.60
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.12            0.23           0.32            0.34           0.37
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                (2.33)           0.02           1.68            0.24           1.18
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From                               (2.21)           0.25           2.00            0.58           1.55
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.12)          (0.23)         (0.32)          (0.34)         (0.37)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                (0.10)          (0.56)         (1.59)          (1.49)         (0.98)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.22)          (0.79)         (1.91)          (1.83)         (1.35)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $       13.67  $        16.10  $       16.64  $        16.55  $       17.80
-------------------------------------------------============---=============---============---=============---============
-------------------------------------------------============---=============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                         (13.06%)          1.66%         12.90%           3.39%          8.93%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)               $     431,981  $      224,623  $     173,562  $      189,500  $     209,703
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            0.85%           0.88%          0.90%           0.88%          0.88%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           0.85%           0.88%          0.90%           0.88%          0.88%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.73%           1.47%          1.99%           1.84%          2.14%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.73%           1.47%          1.99%           1.84%          2.14%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               18.41%          25.20%         37.73%          44.02%         32.30%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
# Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
INVESCO SMALL-CAP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                   2002 ~          2001 ~         2000 ~          1999 ~         1998 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $       16.80  $        21.77  $       28.35  $        18.51  $       15.96
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            0.00            0.00           0.08           (0.04)         (0.05)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                (5.20)          (4.97)         (3.14)          14.27           2.84
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Investment Operations                             (5.20)          (4.97)         (3.06)          14.23           2.79
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                 0.00            0.00          (3.52)          (4.39)         (0.24)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     0.00            0.00          (3.52)          (4.39)         (0.24)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $       11.60  $        16.80  $       21.77  $        28.35  $       18.51
-------------------------------------------------============---=============---============---=============---============
-------------------------------------------------============---=============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                         (30.95%)        (22.85%)       (12.38%)         80.78%         17.62%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)               $     127,625  $      155,751  $     210,747  $      181,229  $      82,116
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.08%           1.07%          1.03%           1.09%          1.11%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.06%           1.06%          1.03%           1.07%          1.10%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Loss to                                                                                     -0.03%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                           (0.74%)         (0.55%)        (0.39%)         (0.36%)        (0.32%)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                          (0.72%)         (0.54%)        (0.39%)         (0.34%)        (0.31%)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              109.01%          99.01%        132.39%         223.65%        149.15%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
# Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
INVESCO ADR PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                   2002 ~          2001 ~         2000 ~          1999 ~         1998 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $       13.24  $        16.04  $       19.77  $        16.25  $       14.80
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.22            0.12           0.14            0.06           0.12
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                (1.96)          (2.77)         (2.19)           3.62           1.46
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Investment Operations                             (1.74)          (2.65)         (2.05)           3.68           1.58
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.22)          (0.13)         (0.14)          (0.06)         (0.13)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                                (0.02)         (1.54)          (0.10)          0.00
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.22)          (0.15)         (1.68)          (0.16)         (0.13)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $       11.28  $        13.24  $       16.04  $        19.77  $       16.25
-------------------------------------------------============---=============---============---=============---============
-------------------------------------------------============---=============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                         (13.16%)        (16.50%)       (10.16%)         22.67%         10.64%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)               $     116,405  $      113,256  $     114,870  $      141,770  $      28,296
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.12%           1.14%          1.14%           1.16%          1.32%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.11%           1.13%          1.14%           1.14%          1.30%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.80%           0.90%          0.85%           0.57%          0.84%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.81%           0.91%          0.85%           0.59%          0.86%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               22.52%          25.09%         34.39%          22.06%         28.66%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
# Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
SHORT DURATION BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                   2002 ~          2001 ~         2000 ~          1999 ~         1998 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $       10.34  $        10.15  $       10.02  $        10.20  $       10.13
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.10            0.56           0.59            0.52           0.54
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 0.11            0.23           0.11           (0.18)          0.09
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                 0.21            0.79           0.70            0.34           0.63
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.13)          (0.55)         (0.57)          (0.52)         (0.54)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                (0.03)          (0.05)          0.00                          (0.02)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.16)          (0.60)         (0.57)          (0.52)         (0.56)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $       10.39  $        10.34  $       10.15  $        10.02  $       10.20
-------------------------------------------------============---=============---============---=============---============
-------------------------------------------------============---=============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                           6.16%           7.91%          7.24%           3.37%          6.36%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)               $     129,216  $      160,107  $     155,624  $      137,920  $     110,917
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.60%           0.60%          0.60%           0.60%          0.60%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                4.24%           5.28%          5.93%           5.29%          5.45%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              135.33%         132.76%         85.06%          45.60%         37.33%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
INVESCO BALANCED PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                   2002 ~          2001 ~         2000 ~          1999 ~         1998 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $       10.75  $        12.56  $       14.16  $        14.61  $       12.59
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.09            0.23           0.26            0.27           0.29
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                (2.00)          (1.73)         (0.51)           2.09           2.02
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Investment Operations                             (1.91)          (1.50)         (0.25)           2.36           2.31
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.09)          (0.25)         (0.23)          (0.27)         (0.29)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                                (0.06)         (1.12)          (2.54)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.09)          (0.31)         (1.35)          (2.81)         (0.29)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $        8.75  $        10.75  $       12.56  $        14.16  $       14.61
-------------------------------------------------============---=============---============---=============---============
-------------------------------------------------============---=============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                         (17.01%)        (11.97%)        (2.00%)         16.74%         18.42%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)               $     115,646  $      159,086  $     188,265  $      168,658  $     175,638
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                1.00%           1.00%          1.00%           1.00%          1.00%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                1.79%           2.04%          2.01%           1.94%          2.18%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              118.53%          75.52%        100.83%         119.39%        119.95%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                   2002 ~          2001 ~         2000 ~          1999 ~         1998 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $       15.38  $        15.62  $       15.83  $        13.47  $       11.07
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            0.00                           0.06           (0.04)         (0.02)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                (3.38)          (0.19)          1.08            3.28           2.47
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Investment Operations                             (3.38)          (0.19)          1.14            3.24           2.45
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                                (0.05)         (1.35)          (0.88)         (0.05)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     0.00           (0.05)         (1.35)          (0.88)         (0.05)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $       12.00  $        15.38  $       15.62  $        15.83  $       13.47
-------------------------------------------------============---=============---============---=============---============
-------------------------------------------------============---=============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                         (21.98%)         (1.12%)         7.34%          24.60%         22.23%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)               $     204,263  $      266,726  $     255,131  $      203,089  $     139,762
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.07%           1.09%          1.08%           1.11%          1.16%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.05%           1.05%          1.05%           1.05%          1.05%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Loss to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                           (0.71%)         (0.58%)        (0.34%)         (0.41%)        (0.32%)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                          (0.69%)         (0.55%)        (0.31%)         (0.35%)        (0.21%)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               54.41%          56.73%         56.95%          66.80%         52.50%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
# Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FOUNDERS GROWTH & INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                   2002 ~          2001 ~         2000 ~          1999 ~         1998 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $        7.74  $         9.39  $       12.42  $        11.45  $       10.23
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                   0.01           0.00                           0.16
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                (1.97)          (1.65)         (2.43)           1.64           1.66
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Investment Operations                             (1.97)          (1.64)         (2.43)           1.64           1.82
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income +                           (0.00)          (0.01)          0.00                          (0.16)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                 0.00            0.00          (0.60)          (0.67)         (0.44)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.00)          (0.01)         (0.60)          (0.67)         (0.60)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $        5.77  $         7.74  $        9.39  $        12.42  $       11.45
-------------------------------------------------============---=============---============---=============---============
-------------------------------------------------============---=============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                         (25.41%)        (17.51%)       (19.60%)         15.04%         17.85%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)               $      23,067  $      101,855  $     129,326  $      147,265  $     120,887
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.23%           1.15%          1.12%           1.12%          1.15%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.13%           1.11%          1.12%           1.11%          1.15%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income (Loss) to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                           (0.08%)          0.05%         (0.21%)          0.02%          1.46%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           0.02%           0.09%         (0.21%)          0.03%          1.46%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              143.43%         157.85%        191.12%         173.72%        287.17%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
+    The distribution from net investment income in 2002 was less than $0.01 per share.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
# Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
INDEX EUROPEAN PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                Year Ended December 31,                   Period Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                2002           2001           2000           1999 +
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $        8.00  $       10.35  $       11.82  $         10.00
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                                                  0.00             0.00
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                               0.28           0.09           0.03
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                            (1.94)         (2.35)         (1.43)            1.84
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                     (1.66)         (2.26)         (1.40)            1.84
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                                         (0.28)         (0.09)         (0.04)            0.00
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                             0.00           0.00          (0.03)           (0.02)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                (0.28)         (0.09)         (0.07)           (0.02)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $        6.06  $        8.00  $       10.35  $         11.82
-------------------------------------------------------------============---============---============---==============---
-------------------------------------------------------------============---============---============---==============---

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                                     (20.62%)       (21.93%)       (11.80%)          18.44% o
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                           $      24,771  $     114,296  $     143,407  $       147,310
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
    - Before Reimbursement                                         1.32%          1.27%          1.39%            1.39% *
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
    - After Reimbursement #                                        1.20%          1.20%          1.20%            1.20% *
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income (Loss) to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
    Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
    - Before Reimbursement                                         1.46%          0.51%          0.19%           (0.31%)*
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
    - After Reimbursement #                                        1.58%          0.58%          0.38%           (0.12%)*
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                           13.79%         52.34%         62.87%           19.79% o
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
+ The portfolio commenced operations on July 26, 1999.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
o Based on operations for the period shown and, accordingly, are not representative of a full year.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
*   Annualized
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
# Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
---------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
INDEX PACIFIC PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                Year Ended December 31,                    Period Ended December 31,
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                2002            2001           2000           1999 +
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $        6.07  $         8.47  $       13.69  $         10.00
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                   0.00             0.00
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                        0.00            0.02          (0.02)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                            (0.85)          (2.41)         (4.69)            3.82
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                     (0.85)          (2.39)         (4.71)            3.82
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
From net realized gains                                                            (0.01)         (0.51)           (0.13)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                 0.00           (0.01)         (0.51)           (0.13)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $        5.22  $         6.07  $        8.47  $         13.69
-------------------------------------------------------------============---=============---============---==============---
-------------------------------------------------------------============---=============---============---==============---

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return                                                     (14.07%)        (28.12%)       (34.74%)          38.27% o
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                           $      25,801  $      114,031  $     142,136  $       195,179
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    - Before Reimbursement                                         1.30%           1.25%          1.31%            1.35% *
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    - After Reimbursement #                                        1.20%           1.20%          1.19%            1.20% *
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    - Before Reimbursement                                        (0.21%)         (0.02%)        (0.31%)          (0.16%)*
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    - After Reimbursement #                                       (0.11%)          0.03%         (0.19%)          (0.01%)*
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                           45.60%          51.96%         50.75%           18.94% o
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
+ The portfolio commenced operations on July 26, 1999.
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
o Based on operations for the period shown and, accordingly, are not representative of a full year.
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
*   Annualized
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
# Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
----------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                Year Ended December 31,                   Period Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                2002           2001           2000           1999 +
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $        9.75  $        9.76  $        9.71  $         10.00
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                                                  0.00             0.00
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                               0.28           0.71           0.37             0.16
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                             0.74          (0.38)          0.49            (0.29)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                      1.02           0.33           0.86            (0.13)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                                         (0.32)         (0.18)         (0.81)           (0.16)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                            (0.11)         (0.16)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                (0.43)         (0.34)         (0.81)           (0.16)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $       10.34  $        9.75  $        9.76  $          9.71
-------------------------------------------------------------============---============---============---==============---
-------------------------------------------------------------============---============---============---==============---

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                                      10.54%          3.41%          9.02%           (1.25%)o
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                           $     138,533  $     112,247  $      88,218  $        91,795
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                            1.30%          1.30%          1.30%            1.30% *
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets               2.86%          2.95%          3.53%            4.00% *
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                          275.23%        227.53%        367.96%           86.93% o
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
+ The portfolio commenced operations on July 26, 1999.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
o Based on operations for the period shown and, accordingly, are not representative of a full year.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
*   Annualized
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
INDEX 400 PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                Year Ended December 31,                   Period Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                2002           2001           2000           1999 +
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $       11.16  $       11.65  $       10.69  $         10.00
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                                                  0.00             0.00
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                               0.07           0.05           0.09             0.04
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                            (1.76)         (0.22)          1.68             0.69
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                     (1.69)         (0.17)          1.77             0.73
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                                         (0.07)         (0.05)         (0.08)           (0.04)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                            (0.25)         (0.27)         (0.73)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                (0.32)         (0.32)         (0.81)           (0.04)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $        9.15  $       11.16  $       11.65  $         10.69
-------------------------------------------------------------============---============---============---==============---
-------------------------------------------------------------============---============---============---==============---

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                                     (15.26%)        (1.13%)        16.79%            7.30% o
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                           $      13,072  $      44,174  $      30,392  $        10,730
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                            0.60%          0.60%          0.60%            0.60% *
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets               0.48%          0.51%          0.75%            0.92% *
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                           40.71%         50.48%         93.50%           26.41% o
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
+ The portfolio commenced operations on July 26, 1999.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
o Based on operations for the period shown and, accordingly, are not representative of a full year.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
*   Annualized
---------------------------------------------------------------------------------------------------------------------------



MAXIM SERIES FUND, INC.

AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                             Year Ended December 31,
                                                --------------------------------------------------------------------------
                                                --------------------------------------------------------------------------
                                                   2002 ~         2001 ~ ^       2000 ~         1999 ~          1998 ~
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

Net Asset Value, Beginning of Period          $         9.48  $       10.93  $       12.34  $       10.79   $        9.51

Income from Investment Operations

Net investment income                                   0.03           0.03           0.57           0.04            0.06
Capital gain distributions received                     0.10           0.25           0.27           0.97            0.28
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

     Total distributions received                       0.13           0.28           0.84           1.01            0.34

Net realized and unrealized gain (loss) on
     investments                                       (1.80)         (0.98)         (1.66)          1.35            1.06
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

Total Income (Loss) From
     Investment Operations                             (1.67)         (0.70)         (0.82)          2.36            1.40
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

Less Distributions

From net investment income                             (0.03)         (0.46)         (0.27)         (0.01)          (0.11)
From net realized gains                                 0.00          (0.29)         (0.32)         (0.80)          (0.01)
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

Total Distributions                                    (0.03)         (0.75)         (0.59)         (0.81)          (0.12)
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

Net Asset Value, End of Period                $         7.78  $        9.48  $       10.93  $       12.34   $       10.79
                                                =============   ============   ============   ============    ============
                                                =============   ============   ============   ============    ============


Total Return                                         (17.62%)        (5.75%)        (6.82%)        21.83%          14.84%

Net Assets, End of Period ($000)              $       34,659  $      33,773 $       27,131  $      19,007   $       7,608

Ratio of Expenses to Average Net Assets #              0.25%          0.25%          0.25%          0.25%           0.25%

Ratio of Net Investment Income to
     Average Net Assets                                0.41%          1.40%          0.17%          0.09%           0.97%

Portfolio Turnover Rate                               76.79%         96.98%         91.73%         77.51%          94.75%


~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

^ The per share information was computed based on average shares.

# Does not include expenses of the investment companies in which the portfolio invests.



MAXIM SERIES FUND, INC.

CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                             Year Ended December 31,
                                                --------------------------------------------------------------------------
                                                --------------------------------------------------------------------------
                                                   2002 ~          2001 ~        2000 ~         1999 ~          1998 ~
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

Net Asset Value, Beginning of Period          $         9.65  $       10.12  $       10.11  $       10.30   $       10.09

Income from Investment Operations

Net investment income                                     0.23            0.43        0.71           0.43            0.41
Capital gain distributions received                     0.09           0.14           0.19           0.24            0.15
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

     Total distributions received                       0.32           0.57           0.90           0.67            0.56

Net realized and unrealized gain (loss) on
     investments                                       (0.52)         (0.27)         (0.32)         (0.17)           0.26
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

Total Income (Loss) From
     Investment Operations                             (0.20)          0.30           0.58           0.50            0.82
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

Less Distributions

From net investment income                             (0.22)         (0.61)         (0.53)         (0.41)          (0.61)
From net realized gains                                    -          (0.16)         (0.04)         (0.28)
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

Total Distributions                                    (0.22)         (0.77)         (0.57)         (0.69)          (0.61)
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

Net Asset Value, End of Period                $         9.23  $        9.65  $       10.12  $       10.11   $       10.30
                                                =============   ============   ============   ============    ============
                                                =============   ============   ============   ============    ============


Total Return                                          (0.69%)         2.91%          5.86%          4.86%           8.25%

Net Assets, End of Period ($000)              $       28,128  $      20,349 $       17,421  $      17,142   $      15,520

Ratio of Expenses to Average Net Assets #              0.25%          0.25%          0.25%          0.25%           0.25%

Ratio of Net Investment Income to
     Average Net Assets                                3.92%          4.58%          4.69%          3.94%           4.81%

Portfolio Turnover Rate                               82.41%         84.75%         63.09%         80.14%          99.16%


~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

# Does not include expenses of the investment companies in which the portfolio invests.



MAXIM SERIES FUND, INC.

MODERATE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                             Year Ended December 31,
                                                --------------------------------------------------------------------------
                                                --------------------------------------------------------------------------
                                                   2002 ~          2001 ~        2000 ~         1999 ~          1998 ~
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

Net Asset Value, Beginning of Period          $         9.54  $       10.42  $       11.25  $       10.50   $        9.66

Income from Investment Operations

Net investment income                                   0.14           0.17           0.57           0.23            0.17
Capital gain distributions received                     0.09           0.19           0.31           0.70            0.16
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

     Total distributions received                       0.23           0.36           0.88           0.93            0.33

Net realized and unrealized gain (loss) on
     investments                                       (1.10)         (0.66)         (1.03)          0.78            0.77
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

Total Income (Loss) From
     Investment Operations                             (0.87)         (0.30)         (0.15)          1.71            1.10
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

Less Distributions

From net investment income                             (0.14)         (0.45)         (0.44)         (0.18)          (0.26)
From net realized gains                                               (0.13)         (0.24)         (0.78)
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

Total Distributions                                    (0.14)         (0.58)         (0.68)         (0.96)          (0.26)
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

Net Asset Value, End of Period                $         8.53  $        9.54  $       10.42  $       11.25   $       10.50
                                                =============   ============   ============   ============    ============
                                                =============   ============   ============   ============    ============


Total Return                                          (8.52%)        (2.74%)        (1.38%)        16.43%          11.41%

Net Assets, End of Period ($000)              $       61,960  $      50,729 $       37,808  $      27,961   $      12,601

Ratio of Expenses to Average Net Assets #              0.25%          0.25%          0.25%          0.25%           0.25%

Ratio of Net Investment Income to
     Average Net Assets                                2.44%          3.22%          2.32%          1.91%           2.27%

Portfolio Turnover Rate                               77.11%         93.99%         76.55%        105.60%         114.39%


~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

# Does not include expenses of the investment companies in which the portfolio invests.



MAXIM SERIES FUND, INC.

MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                             Year Ended December 31,
                                                --------------------------------------------------------------------------
                                                --------------------------------------------------------------------------
                                                   2002 ~          2001 ~        2000 ~         1999 ~          1998 ~
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

Net Asset Value, Beginning of Period          $         9.73  $       10.81  $       12.18  $       10.67   $        9.68

Income from Investment Operations

Net investment income                                   0.10           0.01           0.56           0.14            0.14
Capital gain distributions received                     0.09           0.22           0.33           0.77            0.28
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

     Total distributions received                       0.19           0.23           0.89           0.91            0.42

Net realized and unrealized gain (loss) on
     investments                                       (1.40)         (0.75)         (1.39)          1.43            0.79
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

Total Income (Loss) From
     Investment Operations                             (1.21)         (0.52)         (0.50)          2.34            1.21
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

Less Distributions

From net investment income                             (0.10)         (0.44)         (0.35)         (0.10)          (0.22)
From net realized gains                                               (0.12)         (0.52)         (0.73)
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

Total Distributions                                    (0.10)         (0.56)         (0.87)         (0.83)          (0.22)
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

Net Asset Value, End of Period                $         8.42  $        9.73  $       10.81  $       12.18   $       10.67
                                                =============   ============   ============   ============    ============
                                                =============   ============   ============   ============    ============


Total Return                                         (12.03%)        (4.64%)        (4.34%)        22.05%          12.54%

Net Assets, End of Period ($000)              $       80,966  $      69,288 $       52,878  $      36,469   $      15,066

Ratio of Expenses to Average Net Assets #              0.25%          0.25%          0.25%          0.25%           0.25%

Ratio of Net Investment Income to
     Average Net Assets                                2.00%          2.39%          1.25%          0.96%           1.80%

Portfolio Turnover Rate                               76.97%         96.23%         74.26%        101.16%         123.12%


~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

# Does not include expenses of the investment companies in which the portfolio invests.



MAXIM SERIES FUND, INC.

MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                             Year Ended December 31,
                                                --------------------------------------------------------------------------
                                                --------------------------------------------------------------------------
                                                   2002 ~          2001 ~        2000 ~         1999 ~          1998 ~
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

Net Asset Value, Beginning of Period          $         9.47  $       10.13  $       10.60  $       10.47   $        9.91

Income from Investment Operations

Net investment income                                   0.17           0.27           0.54           0.31            0.26
Capital gain distributions received                     0.09           0.18           0.41           0.45            0.12
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

     Total distributions received                       0.26           0.45           0.95           0.76            0.38

Net realized and unrealized gain (loss) on
     investments                                       (0.86)         (0.51)         (0.97)          0.10            0.58
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

Total Income (Loss) From
     Investment Operations                             (0.60)         (0.06)         (0.02)          0.86            0.96
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

Less Distributions

From net investment income                             (0.16)         (0.47)         (0.40)         (0.27)          (0.40)
From net realized gains                                 0.00          (0.13)         (0.05)         (0.46)
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

Total Distributions                                    (0.16)         (0.60)         (0.45)         (0.73)          (0.40)
                                                -------------   ------------   ------------   ------------    ------------
                                                -------------   ------------   ------------   ------------    ------------

Net Asset Value, End of Period               $          8.71 $         9.47  $       10.13  $       10.60   $       10.47
                                                =============   ============   ============   ============    ============
                                                =============   ============   ============   ============    ============


Total Return                                          (5.31%)        (0.66%)        (0.12%)         8.34%           9.75%

Net Assets, End of Period ($000)             $        23,352 $       18,788 $       16,132  $      13,672   $       9,587

Ratio of Expenses to Average Net Assets #              0.25%          0.25%          0.25%          0.25%           0.25%

Ratio of Net Investment Income to
     Average Net Assets                                3.09%          3.62%          3.19%          2.70%           3.41%

Portfolio Turnover Rate                               82.07%         95.19%         80.88%        116.96%         112.09%


~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

# Does not include expenses of the investment companies in which the portfolio invests.



MAXIM SERIES FUND, INC.

AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                                                                 Period
                                                                                                                 Ended
                                                                  Year Ended December 31,                      December 31,
                                                              --------------------------------------------   -----------------
                                                              --------------------------------------------   ---------------
                                                                  2002            2001           2000            1999 +
                                                              -------------   -------------   ------------   ---------------
                                                              -------------   -------------   ------------   ---------------

Net Asset Value, Beginning of Period                        $         8.32  $         9.85  $       11.01  $           9.78

Income from Investment Operations
                                                                                                     0.00              0.00
Net investment income                                                 0.04            0.03           0.30              0.02
Capital gain distributions received                                   0.08            0.09           0.36              0.63
                                                              -------------   -------------   ------------   ---------------
                                                              -------------   -------------   ------------   ---------------

     Total distributions received                                     0.12            0.12           0.66              0.65

Net realized and unrealized gain (loss) on investments               (1.68)          (1.46)         (1.32)             0.97
                                                              -------------   -------------   ------------   ---------------
                                                              -------------   -------------   ------------   ---------------

Total Income (Loss) From Investment Operations                       (1.56)          (1.34)         (0.66)             1.62
                                                              -------------   -------------   ------------   ---------------
                                                              -------------   -------------   ------------   ---------------

Less Distributions

From net investment income                                           (0.04)          (0.10)         (0.30)            (0.02)
From net realized gains                                               0.00           (0.09)         (0.20)            (0.37)
                                                              -------------   -------------   ------------   ---------------
                                                              -------------   -------------   ------------   ---------------

Total Distributions                                                  (0.04)          (0.19)         (0.50)            (0.39)
                                                              -------------   -------------   ------------   ---------------
                                                              -------------   -------------   ------------   ---------------

Net Asset Value, End of Period                              $         6.72  $         8.32  $        9.85  $          11.01
                                                              =============   =============   ============   ===============
                                                              =============   =============   ============   ===============


Total Return                                                       (18.82%)        (13.37%)        (6.15%)           16.72% o

Net Assets, End of Period ($000)                            $      367,126  $       97,128  $      56,990  $          2,196

Ratio of Expenses to Average Net Assets #                            0.10%           0.10%          0.10%             0.10% *

Ratio of Net Investment Income to Average Net Assets                 1.00%           0.78%          0.60%             1.63% *

Portfolio Turnover Rate                                             73.73%          50.89%        175.29%           114.40% o


+ The portfolio commenced operations on September 16, 1999.

o Based on operations for the period shown and, accordingly, are not representative of a full year.

# Does not include expenses of the investment companies in which the portfolio invests.

*    Annualized



MAXIM SERIES FUND, INC.

CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                                                                 Period
                                                                                                                 Ended
                                                                  Year Ended December 31,                      December 31,
                                                               -------------------------------------------   ------------------
                                                               -------------------------------------------   ---------------
                                                                  2002            2001           2000            1999 +
                                                               ------------   -------------   ------------   ---------------
                                                               ------------   -------------   ------------   ---------------

Net Asset Value, Beginning of Period                         $        9.41  $         9.81  $       10.23  $           9.91

Income from Investment Operations
                                                                                                     0.00              0.00
Net investment income                                                 0.33            0.38           0.44              0.12
Capital gain distributions received                                   0.08            0.04           0.12              0.18
                                                               ------------   -------------   ------------   ---------------
                                                               ------------   -------------   ------------   ---------------

     Total distributions received                                     0.41            0.42           0.56              0.30

Net realized and unrealized gain (loss) on investments               (0.54)          (0.36)         (0.45)             0.19
                                                               ------------   -------------   ------------   ---------------
                                                               ------------   -------------   ------------   ---------------

Total Income From Investment Operations                              (0.13)           0.06           0.11              0.49
                                                               ------------   -------------   ------------   ---------------
                                                               ------------   -------------   ------------   ---------------

Less Distributions

From net investment income                                           (0.33)          (0.42)         (0.44)            (0.12)
From net realized gains                                               0.00           (0.04)         (0.09)            (0.05)
                                                               ------------   -------------   ------------   ---------------
                                                               ------------   -------------   ------------   ---------------

Total Distributions                                                  (0.33)          (0.46)         (0.53)            (0.17)
                                                               ------------   -------------   ------------   ---------------
                                                               ------------   -------------   ------------   ---------------

Net Asset Value, End of Period                               $        8.95  $         9.41  $        9.81  $          10.23
                                                               ============   =============   ============   ===============
                                                               ============   =============   ============   ===============


Total Return                                                        (1.42%)          0.60%          0.95%             5.00% o

Net Assets, End of Period ($000)                             $     138,060  $       16,771  $       4,889  $            739

Ratio of Expenses to Average Net Assets #                            0.10%           0.10%          0.10%             0.10% *

Ratio of Net Investment Income to Average Net Assets                 5.39%           5.16%          5.98%             8.24% *

Portfolio Turnover Rate                                             49.35%          66.37%         88.50%           176.32% o


+ The portfolio commenced operations on September 30, 1999.

o Based on operations for the period shown and, accordingly, are not representative of a full year.

# Does not include expenses of the investment companies in which the portfolio invests.

*    Annualized




MAXIM SERIES FUND, INC.

MODERATE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                                                                 Period
                                                                                                                 Ended
                                                                  Year Ended December 31,                      December 31,
                                                               -------------------------------------------   ------------------
                                                               -------------------------------------------   ---------------
                                                                  2002            2001           2000            1999 +
                                                               ------------   -------------   ------------   ---------------
                                                               ------------   -------------   ------------   ---------------

Net Asset Value, Beginning of Period                         $        8.64  $         9.61  $       10.37  $           9.79

Income from Investment Operations
                                                                                                     0.00              0.00
Net investment income                                                 0.17            0.20           0.37              0.07
Capital gain distributions received                                   0.08            0.07           0.22              0.35
                                                               ------------   -------------   ------------   ---------------
                                                               ------------   -------------   ------------   ---------------

     Total distributions received                                     0.25            0.27           0.59              0.42

Net realized and unrealized gain (loss) on investments               (1.08)          (0.92)         (0.81)             0.41
                                                               ------------   -------------   ------------   ---------------
                                                               ------------   -------------   ------------   ---------------

Total Income (Loss) From Investment Operations                       (0.83)          (0.65)         (0.22)             0.83
                                                               ------------   -------------   ------------   ---------------
                                                               ------------   -------------   ------------   ---------------

Less Distributions

From net investment income                                           (0.17)          (0.25)         (0.37)            (0.07)
From net realized gains                                               0.00           (0.07)         (0.17)            (0.18)
                                                               ------------   -------------   ------------   ---------------
                                                               ------------   -------------   ------------   ---------------

Total Distributions                                                  (0.17)          (0.32)         (0.54)            (0.25)
                                                               ------------   -------------   ------------   ---------------
                                                               ------------   -------------   ------------   ---------------

Net Asset Value, End of Period                               $        7.64  $         8.64  $        9.61  $          10.37
                                                               ============   =============   ============   ===============
                                                               ============   =============   ============   ===============


Total Return                                                        (9.63%)         (6.74%)        (2.19%)            8.47% o

Net Assets, End of Period ($000)                             $     595,560  $       67,421  $      34,931  $          2,706

Ratio of Expenses to Average Net Assets #                            0.10%           0.10%          0.10%             0.10% *

Ratio of Net Investment Income to Average Net Assets                 3.62%           2.77%          3.98%             5.72% *

Portfolio Turnover Rate                                             45.84%          67.24%        172.40%           113.22% o


+ The portfolio commenced operations on September 16, 1999.

o Based on operations for the period shown and, accordingly, are not representative of a full year.

# Does not include expenses of the investment companies in which the portfolio invests.

*    Annualized



MAXIM SERIES FUND, INC.

MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                                                                 Period
                                                                                                                 Ended
                                                                  Year Ended December 31,                      December 31,
                                                               -------------------------------------------   ------------------
                                                               -------------------------------------------   ---------------
                                                                  2002            2001           2000            1999 +
                                                               ------------   -------------   ------------   ---------------
                                                               ------------   -------------   ------------   ---------------

Net Asset Value, Beginning of Period                         $        8.30  $         9.59  $       10.71  $           9.86

Income from Investment Operations
                                                                                                     0.00              0.00
Net investment income                                                 0.15            0.13           0.33              0.05
Capital gain distributions received                                   0.08            0.08           0.28              0.39
                                                               ------------   -------------   ------------   ---------------
                                                               ------------   -------------   ------------   ---------------

     Total distributions received                                     0.23            0.21           0.61              0.44

Net realized and unrealized gain (loss) on investments               (1.33)          (1.24)         (1.22)             0.68
                                                               ------------   -------------   ------------   ---------------
                                                               ------------   -------------   ------------   ---------------

Total Income (Loss) From Investment Operations                       (1.10)          (1.03)         (0.61)             1.12
                                                               ------------   -------------   ------------   ---------------
                                                               ------------   -------------   ------------   ---------------

Less Distributions

From net investment income                                           (0.15)          (0.19)         (0.33)            (0.05)
From net realized gains                                               0.00           (0.07)         (0.18)            (0.22)
                                                               ------------   -------------   ------------   ---------------
                                                               ------------   -------------   ------------   ---------------

Total Distributions                                                  (0.15)          (0.26)         (0.51)            (0.27)
                                                               ------------   -------------   ------------   ---------------
                                                               ------------   -------------   ------------   ---------------

Net Asset Value, End of Period                               $        7.05  $         8.30  $        9.59  $          10.71
                                                               ============   =============   ============   ===============
                                                               ============   =============   ============   ===============


Total Return                                                       (13.29%)        (10.74%)        (5.77%)           11.41% o

Net Assets, End of Period ($000)                             $      50,587  $       81,364  $      44,686  $          3,765

Ratio of Expenses to Average Net Assets #                            0.10%           0.10%          0.10%             0.10% *

Ratio of Net Investment Income to Average Net Assets                 1.68%           1.96%          2.29%             4.76% *

Portfolio Turnover Rate                                            155.78%          50.92%        161.22%           105.09% o


+ The portfolio commenced operations on September 16, 1999.

o Based on operations for the period shown and, accordingly, are not representative of a full year.

# Does not include expenses of the investment companies in which the portfolio invests.

*    Annualized



MAXIM SERIES FUND, INC.

MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                                                                 Period
                                                                                                                 Ended
                                                                  Year Ended December 31,                      December 31,
                                                               -------------------------------------------   ------------------
                                                               -------------------------------------------   ---------------
                                                                  2002            2001           2000            1999 +
                                                               ------------   -------------   ------------   ---------------
                                                               ------------   -------------   ------------   ---------------

Net Asset Value, Beginning of Period                         $        8.72  $         9.59  $       10.32  $           9.79

Income from Investment Operations
                                                                                                     0.00              0.00
Net investment income                                                 0.33            0.28           0.38              0.09
Capital gain distributions received                                   0.09            0.05           0.15              0.27
                                                               ------------   -------------   ------------   ---------------
                                                               ------------   -------------   ------------   ---------------

     Total distributions received                                     0.42            0.33           0.53              0.36

Net realized and unrealized gain (loss) on investments               (0.97)          (0.84)         (0.78)             0.38
                                                               ------------   -------------   ------------   ---------------
                                                               ------------   -------------   ------------   ---------------

Total Income (Loss) From Investment Operations                       (0.55)          (0.51)         (0.25)             0.74
                                                               ------------   -------------   ------------   ---------------
                                                               ------------   -------------   ------------   ---------------

Less Distributions

From net investment income                                           (0.32)          (0.31)         (0.38)            (0.09)
From net realized gains                                               0.00           (0.05)         (0.10)            (0.12)
                                                               ------------   -------------   ------------   ---------------
                                                               ------------   -------------   ------------   ---------------

Total Distributions                                                  (0.32)          (0.36)         (0.48)            (0.21)
                                                               ------------   -------------   ------------   ---------------
                                                               ------------   -------------   ------------   ---------------

Net Asset Value, End of Period                               $        7.85  $         8.72  $        9.59  $          10.32
                                                               ============   =============   ============   ===============
                                                               ============   =============   ============   ===============


Total Return                                                        (6.26%)         (5.38%)        (2.35%)            7.54% o

Net Assets, End of Period ($000)                             $      11,924  $       20,727  $       9,205  $            908

Ratio of Expenses to Average Net Assets #                            0.10%           0.10%          0.10%             0.10% *

Ratio of Net Investment Income to Average Net Assets                 3.04%           3.58%          4.28%             7.54% *

Portfolio Turnover Rate                                            157.51%          58.68%        103.51%            84.96% o


+ The portfolio commenced operations on September 27, 1999.

o Based on operations for the period shown and, accordingly, are not representative of a full year.

# Does not include expenses of the investment companies in which the portfolio invests.

*    Annualized



                             ADDITIONAL INFORMATION

This Prospectus is intended for use in connection with variable insurance products, tax-deferred arrangements, or similar arrangements. The Statement of Additional Information ("SAI") contains more details about the investment policies and techniques of the Portfolios. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolios' investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year.

For a free copy of the SAI or annual or semi-annual reports or to request other information or ask questions about the Fund, call 1-800-537-2033.

The SAI and the annual and semi-annual reports are available on the EDGAR Database on the SEC's Internet Web site (http://www.sec.gov). You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. You can also review and copy information about the Portfolios, including the SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-3364.






























                         This Prospectus should be read
                       and retained for future reference.

                             MAXIM SERIES FUND, INC.

Maxim Money Market Portfolio                   Maxim Templeton(R)International Equity Portfolio
Maxim Bond Portfolio                           Maxim INVESCO ADR Portfolio
Maxim Loomis Sayles Bond Portfolio             Maxim MFS(R)International Growth Portfolio
Maxim U.S. Government Securities Portfolio
Maxim Global Bond Portfolio                    Maxim Founders Growth & Income Portfolio
Maxim Short Duration Bond Portfolio            Maxim T. Rowe Price Equity/Income Portfolio
Maxim U.S. Government Mortgage                 Maxim INVESCO Balanced Portfolio
    Securities Portfolio                       Maxim Janus Large Cap Growth Portfolio
Maxim Federated Bond Portfolio
Maxim Janus High Yield Bond Portfolio          Maxim Ariel Small-Cap Value Portfolio
                                               Maxim INVESCO Small-Cap Growth Portfolio
Maxim Ariel MidCap Value Portfolio             Maxim Loomis Sayles Small-Cap Value Portfolio
Maxim T. Rowe Price MidCap Growth Portfolio
                                               Maxim Aggressive Profile I Portfolio
Maxim Stock Index Portfolio                    Maxim Moderately Aggressive Profile I Portfolio
Maxim Index 600 Portfolio                      Maxim Moderate Profile I Portfolio
Maxim Value Index Portfolio                    Maxim Moderately Conservative Profile I Portfolio
Maxim Growth Index Portfolio                   Maxim Conservative Profile I Portfolio
Maxim Index 400 Portfolio                      Maxim Aggressive Profile II Portfolio
Maxim Bond Index Portfolio                     Maxim Moderately Aggressive Profile II Portfolio
Maxim Index Pacific Portfolio                  Maxim Moderate Profile II Portfolio
Maxim Index European Portfolio                 Maxim Moderately Conservative Profile II Portfolio
                                               Maxim Conservative Profile II Portfolio

                               (the "Portfolios")



                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")

        Throughout this SAI, "the Portfolio" is intended to refer to each Portfolio listed above, unless otherwise indicated. This SAI is not a Prospectus and should be read together with the Prospectuses for the Fund dated May 1, 2003. Requests for copies of the Prospectus should be made by writing to: Secretary, Maxim Series Fund, Inc., at 8515 East Orchard Road, Greenwood Village, Colorado 80111, or by calling 1-800-537-2033. The financial statements appearing in the Annual Report, are incorporated into this SAI by reference. Copies of the Annual Report are available, without charge, and can be obtained by calling 1-800-537-2033.

                                   May 1, 2003


                                TABLE OF CONTENTS
                                                                                              Page

INFORMATION ABOUT THE FUND AND PORTFOLIOS.......................................................1
-----------------------------------------
Investment Limitations..........................................................................1
----------------------
INVESTMENT POLICIES AND PRACTICES...............................................................3
---------------------------------
MANAGEMENT OF THE FUND.........................................................................20
----------------------
CODES OF ETHICS................................................................................24
---------------
INVESTMENT ADVISORY SERVICES...................................................................24
----------------------------
PORTFOLIO TRANSACTIONS AND BROKERAGE...........................................................30
------------------------------------
PURCHASE AND REDEMPTION OF SHARES..............................................................33
---------------------------------
INVESTMENT PERFORMANCE.........................................................................37
----------------------
DIVIDENDS AND TAXES............................................................................40
-------------------
OTHER INFORMATION..............................................................................42
-----------------
FINANCIAL STATEMENTS...........................................................................43
--------------------
APPENDIX.......................................................................................44
--------


                    INFORMATION ABOUT THE FUND AND PORTFOLIOS

Maxim Series Fund, Inc. is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company (the "Fund"). The Fund offers thirty-nine investment portfolios ("Portfolios"). This Statement of Additional Information describes the thirty-nine Portfolios, nineteen of which are diversified portfolios and twenty of which are non-diversified portfolios. The Fund is a Maryland corporation organized on December 7, 1981and commenced business as an investment company in 1982. The Portfolios are "no-load," meaning you pay no sales charges or distribution fees. The Portfolios are presently only available in connection with variable annuity contracts and variable life insurance policies issued by Great-West Life & Annuity Insurance Company ("GWL&A") and certain other life insurance companies and certain qualified retirement and pension plans. GW Capital Management, LLC doing business as Maxim Capital Management, LLC ("MCM"), a wholly owned subsidiary of GWL&A, serves as the Fund's investment adviser.

Diversified Portfolios

Each diversified Portfolio will operate as a diversified investment portfolio of the Fund. This means that at least 75% of the value of its total assets will be represented by cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities, the value of which with respect to any one issuer is neither more than 5% of the Portfolio's total assets nor more than 10% of the outstanding voting securities of such issuer.

Non-Diversified Portfolios


A non-diversified Portfolio is any Portfolio other than a diversified Portfolio. The Maxim Short Duration Bond, Maxim Global Bond , Maxim U.S. Government Mortgage Securities Portfolios, and Maxim Stock Index, Maxim Growth Index, Maxim Value Index, Maxim Index 600, Maxim Index 400, Maxim Index European and Maxim Index Pacific Portfolios (the "Equity Index Portfolios" or each an "Equity Index Portfolio"), and Maxim Profile I Portfolios and Maxim Profile II Portfolios (the "Profile Portfolios" or each a "Profile Portfolio") are considered "non-diversified" because they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. Because a relatively high percentage of a non-diversified Portfolio's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry, the Portfolio may be more sensitive to changes in the market value of a single issuer or industry.


                             Investment Limitations

The Fund has adopted limitations on the investment activity of its Portfolios which are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of the affected Portfolio. These limitations apply to all Portfolios. If changes to the fundamental policies of only one Portfolio are being sought, only shares of that Portfolio are entitled to vote. "Majority" for this purpose and under the Investment Company Act of 1940 ("1940 Act") means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. A complete statement of all such limitations are set forth below.

1. BORROWING. The Fund (i.e., each Portfolio) will not borrow money except that the Fund may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve borrowing, in a manner consistent with the Fund's investment objective and program, provided that any such borrowings comply with applicable regulatory requirements.

2. COMMODITIES, FUTURES, AND OPTIONS THEREON. The Fund (i.e., each Portfolio) will not purchase or sell physical commodities; except that it may purchase and sell derivatives (including, but not limited to, futures contracts and options on futures contracts). The Fund does not consider currency contracts or hybrid investments to be commodities.

3. INDUSTRY CONCENTRATION. The Fund (i.e., each Portfolio) will not purchase the securities of any issuer if, as a result, more than 25% of the value of the Fund's net assets would be invested in the securities of issuers having their principal business activities in the same industry; provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or of certificates of deposit or bankers acceptances. It is the current position of the staff of the SEC that foreign governments are industries for purposes of this restriction. Notwithstanding the foregoing, each of the Maxim Stock Index, Maxim Growth Index, Maxim Value Index, Maxim Index 600, Maxim Index 400, Maxim Index European and Maxim Index Pacific Portfolios (the "Equity Index Portfolios" or each an "Equity Index Portfolio") may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index if its benchmark index (as described in the Equity Index Portfolios' current prospectus) is so concentrated; for purposes of this limitation, whether an Equity Index Portfolio is concentrating in an industry or group of industries shall be determined in accordance with the 1940 Act and as interpreted or modified from time to time by any regulatory or judicial authority having jurisdiction.

4. LOANS. The Fund (i.e., each Portfolio) will not make loans, although the Fund may (i) lend portfolio securities; (ii) enter into repurchase agreements; and
(iii) acquire debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities; and (iv) purchase debt.

5. DIVERSIFICATION. The Fund (i.e., each Portfolio) will not, with respect to 75% of the value of the Portfolio's total assets, purchase a security if, as a result (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of a single issuer (other than the U.S. government or any of its agencies or instrumentalities or repurchase agreements collateralized by U.S. government securities, and other investment companies) or (ii) more than 10% of the outstanding voting securities of any issuer would be held by the Fund (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or by other investment companies). This investment restriction does not apply to the Equity Index Portfolios, Maxim Global Bond, Maxim U.S. Government Mortgage Securities, and Maxim Short Duration Bond Portfolios, as these portfolios are considered non-diversified for purposes of the 1940 Act. This investment restriction also does not apply to the Maxim Profile Portfolios.

6. REAL ESTATE. The Fund (i.e., each Portfolio) will not purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

7. SENIOR SECURITIES. The Fund (i.e., each Portfolio) will not issue senior securities except in compliance with the 1940 Act.

8. UNDERWRITING. The Fund (i.e., each Portfolio) will not underwrite securities issued by other persons, except to the extent the Fund may be deemed to be an underwriter under applicable law in connection with the sale of its portfolio securities in the ordinary course of pursuing its investment program.

Non-Fundamental Policies

In accordance with the requirements of Rule 35d-1 under the 1940 Act, it is a non-fundamental policy of each of the following Portfolios to normally invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in the particular type of investments suggested by the applicable Portfolio's name. If the Board of Directors determines to change the non-fundamental policy for any of these Portfolios, that Portfolio will provide no less than 60 days prior notice to the shareholders before implementing the change of policy.

Maxim Ariel Mid-Cap Value Portfolio     Maxim Loomis Sayles Small-Cap Value Portfolio
Maxim Ariel Small-Cap Value Portfolio   Maxim Templeton(R) International Equity Portfolio
Maxim Bond Portfolio                    Maxim T. Rowe Price Mid-Cap Growth Portfolio
Maxim Global Bond Portfolio             Maxim T. Rowe Price Equity/Income Portfolio
Maxim INVESCO ADR Portfolio             Maxim U.S. Government Securities Portfolio
Maxim U.S. Government Mortgage          Maxim INVESCO Small-Cap Securities Portfolio
Securities Portfolio
Maxim Bond Index Portfolio              Maxim Short Duration Bond Portfolio
Maxim Loomis Sayles Bond Portfolio      Maxim MFS(R) International Growth Portfolio
Maxim Janus High Yield Bond Portfolio   Maxim Federated Bond Portfolio
Maxim Janus Large Cap Growth Portfolio

Operating Policies

The Fund has also adopted the following additional operating restrictions that are not fundamental and may be changed by the Board of Directors without shareholder approval.

Under these policies, the Fund (i.e., each Portfolio) will not:

1. Purchase a futures contract or an option thereon, if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net asset value;

2. Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities (10% for the Maxim Money Market Portfolio);

3. Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act and any orders issued by the SEC;

4. Purchase participations or other direct interest in, or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the Fund would be invested in such programs, except that the Fund may purchase securities of issuers which invest or deal in the above; or

5. With respect to the Maxim INVESCO Balanced Portfolio only, the Portfolio does not currently intend to purchase securities of any issuer (other than U.S. Government agencies or instrumentalities or instruments guaranteed by an entity with a record of more than three years' continuous operation, including that of predecessors) with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the Portfolio's investments in such issuers to exceed 5% of the Portfolio's total assets taken at market value at the time of such purchase.

                        INVESTMENT POLICIES AND PRACTICES

Except as described below and except as otherwise specifically stated in the Prospectus or this Statement of Additional Information, the Portfolios' investment policies set forth in the Prospectus and in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.

The following pages contain more detailed information about types of securities in which the Portfolios may invest, investment practices and techniques that MCM or any sub-adviser may employ in pursuit of the Portfolios' investment objectives, subject to their respective investment objectives, strategies and restrictions, and a discussion of related risks. MCM and/or its sub-advisers may not buy all of these securities or use all of these techniques to the full extent permitted unless it believes that they are consistent with the Portfolios' investment objectives and policies and that doing so will help the Portfolios achieve their objectives. Unless otherwise indicated, each Portfolio may invest in all these securities or use all of these techniques. In addition, due to unavailability, economic unfeasibility or other factors, a Portfolio may simply have no opportunity to invest in a particular security or use a particular investment technique.

Asset-Backed Securities. Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.


Bankers' Acceptances. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. The Portfolios generally will not invest in acceptances with maturities exceeding seven days where doing so would tend to create liquidity problems.


Borrowing. The Portfolios may borrow from banks or through reverse repurchase agreements. If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. In the event a Portfolio borrows in excess of 5% of its total assets, at the time of such borrowing it will have an asset coverage of at least 300%.

Brady Bonds. Brady bonds are debt obligations created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady.

Brady bonds have been issued only relatively recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated). They are actively traded in the over-the-counter secondary market.

Collateralized Brady bonds may be fixed rate par bonds or floating rate discount bonds, which are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady bonds. Interest payments on these Brady bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to Collateralized Brady bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady bonds in the normal course. In addition, in light of the residual risk of Brady bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady bonds, investments in Brady bonds are to be viewed as speculative.

Debt restructurings have been implemented under the Brady Plan in Argentina, Brazil, Bolivia, Costa Rica, Mexico, Nigeria, the Philippines, Uruguay and Venezuela, with the largest proportion of Brady bonds having been issued to date by Argentina, Mexico and Venezuela. Most Argentine and Mexican Brady bonds and a significant portion of the Venezuelan Brady bonds issued to date are Collateralized Brady bonds with interest coupon payments collateralized on a rolling-forward basis by funds or securities held in escrow by an agent for the bondholders.

Each Portfolio will invest in Brady Bonds only if it is consistent with quality specifications established from time to time by MCM or the sub-adviser to that Portfolio.

Certificates of Deposit. A certificate of deposit generally is a short-term, interest bearing negotiable certificate issued by a commercial bank or savings and loan association against funds deposited in the issuing institution.

Collateralized Mortgage Obligations. A Collateralized Mortgage Obligation ("CMO") is a bond which uses certificates issued by the Government National Mortgage Association, or the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation as collateral in trust. The trust then issues several bonds which will be paid using the cash flow from the collateral. The trust can redirect cash flow temporarily, first paying one bond before other bonds are paid. The trust can also redirect prepayments from one bond to another bond, creating some stable bonds and some volatile bonds. The proportion of principal cash flow and interest cash flow from the collateral flowing to each bond can also be changed, creating bonds with higher or lower coupons to the extreme of passing through the interest only to one bond and principal only to another bond. Variable rate or floating coupon bonds are also often created through the use of CMOs.

Commercial Paper. Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs.

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, owners of bonds and preferred stock take precedence over the claims of those who own common stock. As a result, changes in an issuer's earnings directly influence the value of its common stock.


Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or stated price, which enable an investor to benefit from increases in the market price of the underlying common stock. A convertible security may also be called for redemption or conversion by the issuer after a particular date and, under certain circumstances (including a specified price), may be called for redemption or conversion on a date established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party. Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.


Debt Securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.


Discount Obligations. Investment in discount obligations (including most Brady bonds) may be in securities which were (i) initially issued at a discount from their face value, and (ii) purchased by a Portfolio at a price less than their stated face amount or at a price less than their issue price plus the portion of "original issue discount" previously accrued thereon, i.e., purchased at a "market discount." The amount of original issue discount and/or market discount on obligations purchased by a Portfolio may be significant, and accretion of market discount together with original issue discount, will cause the Portfolio to realize income prior to the receipt of cash payments with respect to these securities.


Emerging Markets Issuers. Emerging markets include any countries (i) having an "emerging stock market" as defined by the International Finance Corporation;
(ii) with low- to middle-income economies according to the World Bank; or (iii) listed in World Bank publications as developing. Currently, the countries not included in these categories are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. Issuers whose principal activities are in countries with emerging markets include issuers: (1) organized under the laws of, (2) whose securities have their primary trading market in, (3) deriving at least 50% of their revenues or profits from goods sold, investments made, or services performed in, or (4) having at least 50% of their assets located in a country with an emerging market.

Exchange Traded Funds (ETFs). ETFs are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs. Please also see the discussion concerning the risks associated with derivative transactions under "Futures and Options," below.

Eurodollar Certificates of Deposit. A Eurodollar certificate of deposit is a short-term obligation of a foreign subsidiary of a U.S. bank payable in U.S. dollars. Eurodollar certificates of deposit are subject to the same risks that pertain to domestic issues, notably credit risk, market risk, and liquidity risk. Additionally, Eurodollar obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

Floating Rate Note. A floating rate note is debt issued by a corporation or commercial bank that is typically several years in term but has a resetting of the interest rate on a one to six month rollover basis.

Foreign Currency Transactions. Any Portfolio which may invest in non-dollar denominated foreign securities may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The Portfolios will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Portfolio may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a Portfolio. A Portfolio may also use options and futures contracts relating to foreign currencies for the same purposes.

When a Portfolio agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price for the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Portfolio will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Portfolios may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in or exposed to foreign currency, even if the specific investments have not yet been selected by MCM or one the sub-advisers.

The Portfolios may also use forward contracts to hedge against a decline in the value of existing investments denominated in or exposed to foreign currency. For example, if a Portfolio owned securities denominated in or exposed to pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling, for example, by entering into a forward contract to sell Deutsche marks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated or exposed.

Each Portfolio may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars into a foreign currency, or from one foreign currency into another foreign currency. For example, if a Portfolio held investments denominated in or exposed to Deutschemarks, the Portfolio could enter into forward contracts to sell Deutschemarks and purchase Swiss Francs. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Portfolio had sold a security denominated in or exposed to one currency and purchased an equivalent security denominated in or exposed to another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Portfolio to assume the risk of fluctuations in the value of the currency it purchases.

Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. The Portfolios will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of currency management strategies will depend on MCM's or the applicable sub-adviser's skill in analyzing and predicting currency values. Currency management strategies may substantially change a Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to the Portfolio if currencies do not perform as MCM or the sub-adviser anticipates. For example, if a currency's value rose at a time when MCM or the sub-adviser had hedged a Portfolio by selling that currency in exchange for dollars, the Portfolio would be unable to participate in the currency's appreciation. If MCM or a sub-adviser hedges currency exposure through proxy hedges, a Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if MCM or a sub-adviser increases a Portfolio's exposure to a foreign currency, and that currency's value declines, the Portfolio will realize a loss. There is no assurance that MCM's or a sub-adviser's use of currency management strategies will be advantageous to the Portfolios or that it will hedge at an appropriate time.

Foreign Securities. Certain Portfolios may invest in foreign securities and securities issued by U.S. entities with substantial foreign operations in a manner consistent with its investment objective and policies. Such foreign investments may involve significant risks in addition to those risks normally associated with U.S. equity investments.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

A Portfolio's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or developmental assistance, currency transfer restrictions, illiquid markets, delays and disruptions in securities settlement procedures.

Most foreign securities in a Portfolio will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to a Portfolio in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a Portfolio's investments (even if the price of the investments is unchanged) and changes in the dollar value of a Portfolio's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a Portfolio's assets and on the net investment income available for distribution may be favorable or unfavorable.

A Portfolio may incur costs in connection with conversions between various currencies. In addition, a Portfolio may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a Portfolio declares and pays a dividend, or between the time when a Portfolio accrues and pays an operating expense in U.S. dollars.


American Depository Receipts ("ADRs"), as well as other "hybrid" forms of ADRs including European Depository Receipts and Global Depository Receipts, are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying security at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to the risks associated with investing directly in foreign securities. These risks include foreign exchange risks as well as the political and economic risks of the underlying issuer's country.


Futures. See "Futures and Options" below.

High Yield-High Risk Debt Securities ("Junk Bonds"). High yield high risk debt securities, often referred to as "junk bonds," are debt securities that are rated lower than Baa by Moody's Investors Service or BBB by Standard & Poor's Corporation, or of comparable quality if unrated. High yield securities include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing.

Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher-quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities. A severe economic downturn or increase in interest rates might increase defaults in high yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high yield securities, thus further disrupting the market for such securities.


High yield securities are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are Treasury or investment grade bonds. As a result, when interest rates rise causing bond prices to fall, the value of high yield debt bonds tend not to fall as much as Treasury or investment grade bonds. Conversely, when interest rates fall, high yield bonds tend to underperform Treasury and investment grade bonds because high yield bond prices tend not to rise as much as the prices of these bonds.

The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high yield securities could also be at greater risk because high yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a high yield security owned by the Portfolios defaults, the Portfolios may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Portfolios' net asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay in cash.


High yield securities present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolios may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the value of high yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high yield securities than in the case of investment grade bonds.

Special tax considerations are associated with investing in high yield securities structured as zero coupon or pay-in-kind securities. The Portfolios report the interest on these securities as income even though they receive no cash interest until the security's maturity or payment date.

In addition, the credit ratings assigned to high yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high yield securities. Credit agencies may also fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value.


Because the risk of default is higher for lower-quality debt securities, MCM and its sub-advisers will attempt to identify those issuers of high-yielding securities whose financial conditions are adequate to meet future obligations, have improved, or are expected to improve in the future. Although the ratings of recognized rating services such as Moody's and Standard & Poor's are considered, analysis will focus on relative values based on such factors as interest or dividend coverage, asset coverage, existing debt, earnings prospects, operating history, and the experience and managerial strength of the issuer. Thus, the achievement of a Portfolio's investment objective may be more dependent on the investment adviser's own credit analysis than might be the case for a portfolio which invests in higher quality bonds. MCM and its sub-advisers continually monitor the investments in the Portfolios and carefully evaluate whether to dispose of or retain high yield securities whose credit ratings have changed. The Portfolios may retain a security whose credit rating has changed.


New laws and proposed new laws may negatively affect the market for high yield securities. As examples, recent legislation requires federally insured savings and loan associations to divest themselves of their investments in high yield securities, and pending proposals are designed to limit the use of, or tax and eliminate other advantages of, high yield securities. Any such proposals, if enacted, could negatively affect the Portfolios' net asset values.


A Portfolio may choose, at its expense or in conjunction with other involved parties, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Portfolio's shareholders.


Hybrid Instruments. Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or depository instruments. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). Hybrid instruments can also be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return.

Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. The risks associated with hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, including volatility and lack of liquidity. Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the same time.

Illiquid Securities. The term "illiquid securities" or non-publicly traded securities, means securities that cannot be sold in the ordinary course of business within seven days at approximately the price used in determining a Portfolio's net asset value. Under the supervision of the Board of Directors, MCM determines the liquidity of portfolio securities and, through reports from MCM, the Board of Directors monitors investments in illiquid securities. Certain types of securities are considered generally to be illiquid. Included among these are "restricted securities" which are securities whose public resale is subject to legal restrictions. However, certain types of restricted securities (commonly known as "Rule 144A securities") that can be resold to qualified institutional investors may be treated as liquid if they are determined to be readily marketable pursuant to policies and guidelines of the Board of Directors.

A Portfolio may be unable to sell illiquid securities when desirable or may be forced to sell them at a price that is lower than the price at which they are valued or that could be obtained if the securities were more liquid. In addition, sales of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than do sales of securities that are not illiquid. Illiquid securities may also be more difficult to value due to the unavailability of reliable market quotations for such securities.

Interest Rate Transactions. Interest rate swaps and interest rate caps and floors are types of hedging transactions which are utilized to attempt to protect the Portfolio against and potentially benefit from fluctuations in interest rates and to preserve a return or spread on a particular investment or portion of the Portfolio's holdings. These transactions may also be used to attempt to protect against possible declines in the market value of the Portfolio's assets resulting from downward trends in the debt securities markets (generally due to a rise in interest rates) or to protect unrealized gains in the value of the Portfolio's holdings, or to facilitate the sale of such securities.

Interest rate swaps involve the exchange with another party of commitments to pay or receive interest; e.g., an exchange of fixed rate payments for variable rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

The successful utilization of interest rate transactions depends on the Portfolio manager's ability to predict correctly the direction and degree of movements in interest rates. If the Portfolio manager's judgment about the direction or extent of movement in interest rates is incorrect, the Portfolio's overall performance would be worse than if it had not entered into such transactions. For example, if the Portfolio purchases an interest rate swap or an interest rate floor to hedge against the expectation that interest rates will decline but instead interest rates rise, the Portfolio would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparts under the swap agreement or would have paid the purchase price of the interest rate floor.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. Interest rate swaps, caps and floors are considered by the Staff of the Securities and Exchange Commission to be illiquid securities and, therefore, the Portfolio may not invest more than 15% of its assets in such instruments. Finally, there can be no assurance that the Portfolio will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms the Portfolio manager believes are advantageous to the Portfolio. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Portfolio will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased.


Investment Companies. Each Portfolio may invest in shares of mutual funds within the limitations of the Investment Company Act of 1940 (the "1940 Act") and any orders issued by the SEC. The following discussion of mutual funds may be of particular relevance to those who invest in the Profile Portfolios. These Portfolios are known as "funds of funds" because they seek to achieve their investment objectives by investing in other mutual funds (the "Underlying Portfolios"). Except for these funds of funds, the 1940 Act generally prohibits a Portfolio from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Portfolio's total assets in any investment company and no more than 10% in any combination of unaffiliated contracts (unless other limitations have been granted in an order issued by the SEC). The 1940 Act further prohibits a Portfolio from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company. The Profile Portfolios each may invest in both MCM-advised and non-MCM-advised Underlying Portfolios.


The Underlying Portfolios' investments, the different types of securities the Underlying Portfolios typically invest in, the investment techniques they may use and the risks normally associated with these investments are discussed below. Not all investments that may be made by Underlying Portfolios are currently known. Not all Underlying Portfolios discussed below are eligible investments for each Portfolio. A Portfolio will invest in Underlying Portfolios that are intended to help achieve its investment objective.


Mutual Funds are registered investment companies, which may issue and redeem their shares on a continuous basis (open-end mutual funds) or may offer a fixed number of shares usually listed on an exchange (closed-end mutual funds). Exchange Traded Funds, which are also a type of mutual fund, are discussed above. Mutual funds generally offer investors the advantages of diversification and professional investment management by combining shareholders' money and investing it in various types of securities, such as stocks, bonds and money market securities. Mutual funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements, buying and selling futures contracts, illiquid and restricted securities and repurchase agreements, and borrowing or lending money and/or portfolio securities. The risks of investing in mutual funds generally reflect the risks of the securities in which the mutual funds invest and the investment techniques they may employ. Also, mutual funds charge fees and incur operating expenses.


Stock Funds typically seek growth of capital and invest primarily in equity securities. Other investments generally include debt securities, such as U.S. government securities, and some illiquid and restricted securities. Stock funds typically may enter into delayed-delivery or when-issued issued securities transactions, repurchase agreements, swap agreements and futures and options contracts. Some stock funds invest exclusively in equity securities and may focus in a specialized segment of the stock market, like stocks of small companies or foreign issuers, or may focus in a specific industry or group of industries. The greater a fund's investment in stock, the greater exposure it will have to stock risk and stock market risk. Stock risk is the risk that a stock may decline in price over the short or long term. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Some stocks, like small company and international stocks, are more sensitive to stock risk than others. Diversifying investments across companies can help to lower the stock risk of a portfolio. Market risk is typically the result of a negative economic condition that affects the value of an entire class of securities, such as stocks or bonds. Diversification among various asset classes, such as stocks, bonds and cash, can help to lower the market risk of a portfolio. A stock fund's other investments and use of investment techniques also will affect its performance and portfolio value.

Small-Cap Stock Funds seek capital growth and invest primarily in equity securities of companies with smaller market capitalization. Small-cap stock funds generally make similar types of investments and employ similar types of techniques as other stock funds, except that they focus on stocks issued by companies at the lower end of the total capitalization of the U.S. stock market. These stocks tend to be more volatile than stocks of companies of larger capitalized companies. Small-cap stock funds, therefore, tend to be more volatile than stock funds that invest in mid- or large-cap stocks, and are normally recommended for long-term investors.

International Stock Funds seek capital growth and invest primarily in equity securities of foreign issuers. Global stock funds invest primarily in equity securities of both domestic and foreign issuers. International and global stock funds generally make similar types of investments and employ similar types of investment techniques as other stock funds, except they focus on stocks of foreign issuers. Some international stock and global stock funds invest exclusively in foreign securities. Some of these funds invest in securities of issuers located in emerging or developing securities markets. These funds have greater exposure to the risks associated with international investing. International and global stock funds also may invest in foreign currencies and depositary receipts and enter into futures and options contracts on foreign currencies and forward foreign currency exchange contracts.


Bond Funds seek high current income by investing primarily in debt securities, including U.S. government securities, corporate bonds, stripped securities and mortgage- and asset-backed securities. Other investments may include some illiquid and restricted securities. Bond funds typically enter into delayed-delivery or when-issued securities transactions, repurchase agreements, swap agreements and futures contracts. Bond funds are subject to interest rate and income risks as well as credit and prepayment risks. When interest rates fall, the prices of debt securities generally rise, which may affect the values of bond funds and their yields. For example, when interest rates fall, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. A bond fund holding these securities would be forced to invest the principal received from the issuer in lower yield debt securities. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This risk is known as extension risk and may affect the value of a bond fund if the value of its securities is depreciated as a result of the higher market interest rates. Bond funds also are subject to the risk that the issuers of the securities in their portfolios will not make timely interest and/or principal payments or fail to make them at all.


Money Market Funds typically seek current income and a stable share price of $1.00 by investing in money market securities. Money market securities include commercial paper and short-term U.S. government securities, certificates of deposit, banker's acceptances and repurchase agreements. Some money market securities may be illiquid or restricted securities or purchased on a delayed-delivery or when-issued basis.

Lending of Portfolio Securities. Subject to Investment Limitations described above for all Portfolios, each Portfolio of the Fund from time-to-time may lend its portfolio securities to brokers, dealers and financial institutions. No lending may be made with any companies affiliated with MCM or the sub-advisers. Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income.

Because there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by MCM to be of good standing. Furthermore, they will only be made if, in MCM's judgment, the consideration to be earned from such loans would justify the risk.

MCM understands that it is the current view of the SEC Staff that a Fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Directors must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).


Lower Quality Debt Securities. Lower quality debt securities are securities that are rated in the lower categories by nationally recognized statistical rating organizations (i.e., Ba or lower by Moody's and BB or lower by Standard & Poor's) or unrated securities of comparable quality. Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal, or may be in default. Although these securities generally provide greater income than investments in higher rated securities, they are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.


The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. MCM and its sub-advisers will attempt to identify those issuers of high-yielding securities whose financial conditions are adequate to meet future obligations, have improved, or are expected to improve in the future. Although the ratings of recognized rating services such as Moody's and Standard & Poor's are considered, analysis will focus on relative values based on such factors as interest or dividend coverage, existing debt, asset coverage, earnings prospects, operating history, and the experience and managerial strength of the issuer. Thus, the achievement of a Portfolio's investment objective may be more dependent on the investment adviser's own credit analysis than might be the case for a portfolio which invests in higher quality bonds. MCM and its sub-advisers continually monitor the investments in the Portfolios and carefully evaluate whether to dispose of or retain lower quality securities whose credit ratings have changed. The Portfolios may retain a security whose credit rating has changed.

A Portfolio may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Portfolio's shareholders.

Money Market Instruments and Temporary Defensive and Other Short-Term Positions. In addition to the Money Market Portfolio, the other Portfolios, except the Maxim Profile I Portfolios and the Maxim Profile II Portfolios, each may hold cash or cash equivalents and may invest in short-term, high-quality debt instruments (that is in "money market instruments") as deemed appropriate by MCM or the applicable sub-adviser, or may invest any or all of their assets in money market instruments as deemed necessary by MCM or the applicable sub-adviser for temporary defensive purposes.


The types of money market instruments in which such Portfolios may invest include, but are not limited to: (1) bankers' acceptances; (2) obligations of U.S. and non-U.S. governments and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds;
(4) obligations of U.S. banks, non-U.S. branches of such banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (5) asset-backed securities; and (6) repurchase agreements.

Mortgage-Backed Securities. Mortgage-backed securities may be issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations or CMOs, make payments of both principal and interest at a variety of intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the investment in such securities may be made if deemed consistent with investment objectives and policies.


The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.

Options. See "Futures and Options" below.

Preferred Stock. Preferred stock is a class of equity or ownership in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, owners of bonds take precedence over the claims of those who own preferred and common stock.

Repurchase Agreements. Repurchase agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. Such agreements may be considered to be loans by the Portfolios for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount, and MCM or its sub-advisers will monitor the value of the collateral. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A Portfolio will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by MCM.

Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by the seller, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. The seller will use the proceeds of the reverse repurchase agreements to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The seller will utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds from the transaction is greater than the interest expense of the reverse repurchase transaction. These agreements are considered to be borrowings under the 1940 Act. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Portfolio's holdings may be disadvantageous from an investment standpoint. A Portfolio will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by MCM. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

Short Sales "Against the Box." Short sales "against the box" are short sales of securities that a Portfolio owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a Portfolio enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Portfolio will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

A Portfolio's decision to make a short sale against the box may be a technique to hedge against market risks when MCM or its sub-advisers believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns, either directly or indirectly, and in the case where the Portfolio owns convertible securities, changes in the investment values or conversion premiums of such securities.


Stripped Treasury Securities. Certain Portfolios may invest in zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but not actually received until maturity, a Portfolio may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Zero coupon securities are purchased at a discount from face value, the discount reflecting the current value of the deferred interest. The discount is taxable even though there is no cash return until maturity.


Structured Securities. Structured securities are interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady bonds) and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly-issued structured securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. The credit risk generally will be equivalent to that of the underlying instruments.

Structured securities may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities.

Certain issuers of structured securities may be deemed to be "investment companies" as defined in the 1940 Act. As a result, any investment in these structured securities may be limited by the restrictions contained in the 1940 Act.


Supranational Entities. Certain Portfolios may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (the "World Bank") and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described above, under "Foreign Securities."

Swap Deposits. Swap deposits are foreign currency short-term investments consisting of a foreign exchange contract, a short-term note in foreign currency and a foreign exchange forward contract that is totally hedged in U.S. currency. This type of investment can produce competitive yield in U.S. dollars without incurring risks of foreign exchange.


Time Deposits. A time deposit is a deposit in a commercial bank for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

U.S. Government Securities. These are securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. U.S. Treasury bills and notes and certain agency securities, such as those issued by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government. Securities of other government agencies and instrumentalities are not backed by the full faith and credit of U.S. government. These securities have different degrees of government support and may involve the risk of non-payment of principal and interest. For example, some are supported by the agency's right to borrow from the U.S. Treasury under certain circumstances, such as those of the Federal Home Loan Banks. Others are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality, such as those of the Federal National Mortgage Association. Still others are supported only by the credit of the agency that issued them, such as those of the Student Loan Marketing Association. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Some U.S. Government securities, called "Treasury inflation-protected securities" or "TIPS," are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period a Portfolio holds TIPS, the Portfolio may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds' inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

Variable Amount Master Demand Notes. A variable amount master demand note is a note which fixes a minimum and maximum amount of credit and provides for lending and repayment within those limits at the discretion of the lender. Before investing in any variable amount master demand notes, the liquidity of the issuer must be determined through periodic credit analysis based upon publicly available information.

Variable or Floating Rate Securities. These securities have interest rates that are adjusted periodically, or which "float" continuously according to formulas intended to stabilize their market values. Many of them also carry demand features that permit the Portfolios to sell them on short notice at par value plus accrued interest. When determining the maturity of a variable or floating rate instrument, the Portfolio may look to the date the demand feature can be exercised, or to the date the interest rate is readjusted, rather than to the final maturity of the instrument.

Warrants. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants are speculative in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

When-Issued and Delayed-Delivery Transactions. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Portfolios generally purchase securities on a when-issued basis with the intention of acquiring the securities, the Portfolios may sell the securities before the settlement date if MCM or the applicable sub-adviser deems it advisable. At the time a Portfolio makes the commitment to purchase securities on a when-issued basis, the Portfolio will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Portfolio. At the time of delivery of the securities, the value may be more or less than the purchase price. A Portfolio will maintain, in a segregated account, liquid assets having a value equal to or greater than the Portfolio's purchase commitments; likewise a Portfolio will segregate securities sold on a delayed-delivery basis.

Futures and Options

Futures Contracts. When a Portfolio purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Portfolio sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market.


Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant ("FCM"), when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Portfolio's investment limitations. In the event of a bankruptcy of an FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.


Index Futures Contracts. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying security in the index is made.

Purchasing Put and Call Options. By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises the option, it completes the sale of the underlying instrument at the strike price. A Portfolio may also terminate a put option position by closing it out in the secondary market (that is by selling it to another party) at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, the Portfolio will be required to make margin payments to an FCM as described above for futures contracts. A Portfolio may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss from purchasing the underlying instrument directly, which can exceed the amount of the premium received.

Writing a call option obligates a Portfolio to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer can mitigate the effect of a price decline. At the same time, a call writer gives up some ability to participate in security price increases.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter ("OTC") options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Portfolios greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call option obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. Certain Portfolios may purchase and sell currency futures and may purchase and write currency options to increase or decrease their exposure to different foreign currencies. A Portfolio may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Portfolio's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a Portfolio against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a Portfolio's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Portfolio's investments exactly over time.

Asset Coverage for Futures and Options Positions. The Portfolios will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

Combined Positions. A Portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Portfolio's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.


Limitations on Futures and Options Transactions. The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets. The Portfolios intend to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the Portfolios can commit assets to initial margin deposits and option premiums. Accordingly, to the extent that a Portfolio may invest in futures contracts and options, a Portfolio may only enter into futures contracts and option positions for other than bona fide hedging purposes to the extent that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Portfolio. This limitation on a Portfolio's permissible investments in futures contracts and options is not a fundamental investment limitation and may be changed as regulatory agencies permit.


Liquidity of Options and Futures Contracts. There is no assurance that a liquid secondary market will exist for any particular option or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Portfolio's access to assets held to cover its options or futures positions could also be impaired.

                             MANAGEMENT OF THE FUND

The Fund

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance.

Directors and Officers

Information regarding the Directors and executive officers of the Fund including their ages, position(s) with the Fund, and their principal occupations during the last five years (or as otherwise indicated) are set forth below. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111 (unless otherwise indicated).

There are no arrangements or understanding between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.

---------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- -----------------------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director

--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings     Director    March 22,     President Emeritus, Denver       46      Trustee,
(77)                         1988 to       Metro Chamber of Commerce                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------

Richard P.       Director    April 30,     Retired Superintendent,          46      Trustee,
Koeppe (72)                  1987 to       Denver Public Schools                    Orchard

                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,        46      Trustee,
Zisman (62)                  1982 to       Ingraham and Daniel, P.C.                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------
-------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
-------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ----------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number        Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Fund       (Length of                                 Portfolios   Held by
                             Time Served)                                in Fund      Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director
--------------- ------------ -------------- ---------------------------- ---------- -------------
--------------- ------------ -------------- ---------------------------- ---------- -------------
*William T.      Director    June 1, 2000   President and Chief             46      Trustee,
McCallum (60)       and      to present     Executive Officer of                    Orchard
                 President                  Great-West Life & Annuity               Series
                                            Insurance Company;                      Fund,
                                            President and Chief                     Committee
                                            Executive Officer, United               Member,
                                            States Operations, The                  Great-West
                                            Great-West Life Assurance               Variable
                                            Company (1990 to present);              Annuity
                                            Co-President and Chief                  Account A;
                                            Executive Officer of                    Director,
                                            Great-West Lifeco Inc.;                 Great-West
                                            President and Chief                     Lifeco Inc.
                                            Executive Officer of GWL&A
                                            Financial Inc.; President
                                            and Chief Executive
                                            Officer of First
                                            Great-West Life & Annuity
                                            Insurance Company
--------------- ------------ -------------- ---------------------------- ---------- -------------
--------------- ------------ -------------- ---------------------------- ---------- -------------
*Mitchell        Director    June 1, 2000   Executive Vice President        46      Trustee,
T.G. Graye                   to present     and Chief Financial                     Orchard
(47)                                        Officer of Great-West Life              Series
                                            & Annuity Insurance                     Fund,
                                            Company; Executive Vice                 Committee

                                            President and Chief                     Member,
                                            Financial Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company; Executive Vice                 Account A
                                            President and Chief
                                            Operating Officer, One
                                            Benefits, Inc.; Executive
                                            Vice President and Chief
                                            Financial Officer of GWL&A
                                            Financial Inc.; Manager,
                                            MCM; Director and
                                            Executive Vice President,
                                            Orchard Trust Company;
                                            Manager and President
                                            Orchard Capital
                                            Management, LLC
--------------- ------------ -------------- ---------------------------- ---------- -------------
--------------- ------------ -------------- ---------------------------- ---------- -------------
*Graham          Treasurer   November 29,   Vice President, Corporate       46          None
McDonald (56)                2001 to        Finance and Investment
                             present        Operations; Treasurer,
                                            MCM, Orchard Capital
                                            Management, LLC, Orchard
                                            Series Fund and Great-West
                                            Variable Annuity Account
                                            A; Director and President,
                                            Greenwood Investments, LLC
--------------- ------------ -------------- ---------------------------- ---------- -------------
--------------- ------------ -------------- ---------------------------- ---------- -------------
*Beverly A.      Secretary   April 10,      Vice President and              46          None
Byrne (47)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Vice
                                            President, Counsel and
                                            Secretary, Financial
                                            Administrative Services
                                            Corporation; Secretary,
                                            MCM, One Orchard Equities,
                                            Inc., Orchard Capital
                                            Management, LLC, Greenwood
                                            Investments, LLC,
                                            BenefitsCorp Equities,
                                            Inc., BenefitsCorp, Inc.,
                                            Advised Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Orchard Series Fund; Vice
                                            President, Orchard Trust
                                            Company
--------------- ------------ -------------- ---------------------------- ---------- -------------

* A Director who is not an "interested person" of the Fund (as defined in the 1940 Act) is referred to as an "Independent Director." An "Interested Director" refers to a Director or officer who is an "interested person" of the Fund by virtue of their affiliation with either the Fund or MCM.

Standing Committees

The Fund Board has two standing committees: an Executive Committee and an Audit Committee

The Executive Committee may exercise all the powers and authority of the Board with respect to all matters other than: (1) the submission to stockholders of any action requiring authorization of stockholders pursuant to state or federal law, or the Articles of Incorporation; (2) the filling of vacancies on the Board of Directors; (3) the fixing of compensation of the Directors for serving on the Board or on any committee of the Board, including the Executive Committee; (4) the approval or termination of any contract with an investment adviser or principal underwriter, as such terms are defined in the 1940 Act, or the taking of any other action required to be taken by the Board of Directors by the 1940 Act; (5) the amendment or repeal of the By-laws or the adoption of new By-laws;
(6) the amendment or repeal of any resolution of the Board that by its terms may be amended or repealed only by the Board; and (6) the declaration of dividends and the issuance of capital stock of the Fund. Messrs. McCallum and Graye are the members of the Executive Committee. No meetings of the Executive Committee were held in 2002.

As set out in the Fund's Audit Committee Charter, the basic purpose of the Audit Committee is to enhance the quality of the Fund's financial accountability and financial reporting by providing a means for the Fund's disinterested Directors to be directly informed as to, and participate in the review of, the Fund's audit functions. Another objective is to ensure the independence and accountability of the Fund's outside auditors and provide an added level of independent evaluation of the Fund's internal accounting controls. Finally, the Audit Committee reviews the extent and quality of the auditing efforts. The function of the Audit Committee is oversight. It is management's responsibility to maintain appropriate systems for accounting and internal control, and the auditor's responsibility to plan and carry out a proper audit. Messrs. Jennings, Koeppe and Zisman are the members of the Audit Committee. Two meetings of the Audit Committee were held in 2002.

Ownership

As of December 31, 2002, the following members of the Board of Directors had beneficial ownership in the Fund and/or any other investment companies overseen by the Director:

------------------ ----------------------------------- ------------------- ----------------------
                                                                           Aggregate Dollar
                                                                           Range of Equity
Director           Portfolio                           Dollar Range of     Securities in all
                                                       Equity Securities   Registered
                                                       in the Portfolio    Investment Companies
                                                                           Overseen by Director
                                                                           in Family of
                                                                           Investment Companies
------------------ ----------------------------------- ------------------- ----------------------
-------------------------------------------------------------------------------------------------
                             INDEPENDENT DIRECTORS*
-------------------------------------------------------------------------------------------------
------------------ ----------------------------------- ------------------- ----------------------
R.P. Koeppe*       Maxim T. Rowe Price MidCap Growth   $1 - 10,000         $10,001 - 50,000
------------------ ----------------------------------- ------------------- ----------------------
------------------ ----------------------------------- ------------------- ----------------------
R.P. Koeppe*       Maxim Money Market                  $1 - 10,000         $10,001 - 50,000
------------------ ----------------------------------- ------------------- ----------------------
------------------ ----------------------------------- ------------------- ----------------------
R.P. Koeppe*       Maxim INVESCO Balanced              $10,001 - 50,000    $10,001 - 50,000
------------------ ----------------------------------- ------------------- ----------------------

*Director is not an "interested person" of the Fund (as defined in the 1940
Act), also referred to as an "Independent Director."

Independent Directors and their Immediate Family Members

As of December 31, 2002, other than as described above under "Ownership," no Independent Director and no immediate family member of an Independent Director beneficially or of record owned any equity securities of an investment adviser or the principal underwriter of the Fund, or any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of the Fund.

As of December 31, 2002, no Independent Director and no immediate family member of an Independent Director has, during the two most recently completed calendar years, held a position, including as an officer, employee, director or general partner, with any of the following:

o    the Fund;

o any investment company or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act which has the same investment adviser or principal underwriter as the Fund or has an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or the principal underwriter of the Fund;
o an investment adviser, the principal underwriter or affiliated person of the Fund; or
o any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of the Fund.

As of December 31, 2002, no Independent Director and no immediate family member of an Independent Director has, during the two most recently completed calendar years, had any direct or indirect interest, the value of which exceeded $60,000, in any of the following:

o    an investment adviser or the principal underwriter of the Fund; or
o any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of the Fund.

As of December 31, 2002, no Independent Director and no immediate family member of an Independent Director has, during the two most recently completed calendar years, had any material direct or indirect interest in any transaction or series of similar transactions, in which the amount involved exceeded $60,000 and to which any of the following persons was a party:

o    the Fund, or officer thereof;
o any investment company or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act which has the same investment adviser or principal underwriter as the Fund or has an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or the principal underwriter of the Fund, or officer thereof;
o an investment adviser or the principal underwriter of the Fund, or officer thereof; or
o any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of the Fund, or officer thereof.

As of December 31, 2002, no Independent Director and no immediate family member of an Independent Director has, during the two most recently completed calendar years, had any direct or indirect relationship, in which the amount involved exceeded $60,000, with any of the following persons:

o    the Fund, or officer thereof;
o any investment company or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act which has the same investment adviser or principal underwriter as the Fund or has an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or the principal underwriter of the Fund, or officer thereof;
o an investment adviser or the principal underwriter of the Fund, or officer thereof; or
o any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of the Fund, or officer thereof.

As of December 31, 2002, no officer of an investment adviser or the principal underwriter of the Fund or an officer of any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of the Fund, during the two most recently completed calendar years, has served on the board of directors of a company where an Independent Director of the Fund or an immediate family member of an Independent Director has also served as an officer of such company during the two most recently completed calendar years.

Compensation

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or MCM. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------- ----------------- ----------------- ---------------- -----------------
     Name of           Aggregate         Pension or        Estimated          Total
   Independent        Compensation       Retirement         Annual         Compensation
     Director          from Fund          Benefits       Benefits Upon    from Fund and
                                      Accrued as Part     Retirement       Fund Complex
                                      of Fund Expenses                       Paid to
                                                                            Directors
------------------- ----------------- ----------------- ---------------- -----------------
------------------- ----------------- ----------------- ---------------- -----------------
R. Jennings             $22,500             -0-               -0-            $22,500
------------------- ----------------- ----------------- ---------------- -----------------
------------------- ----------------- ----------------- ---------------- -----------------
R.P. Koeppe             $22,500             -0-               -0-            $22,500
------------------- ----------------- ----------------- ---------------- -----------------
------------------- ----------------- ----------------- ---------------- -----------------
S. Zisman               $22,500             -0-               -0-            $22,500
------------------- ----------------- ----------------- ---------------- -----------------

* As of December 31, 2002, there were 43 funds for which the Directors serve as Directors or Trustees, 36 of which were Portfolios of the Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.

                                 Codes of Ethics

The Fund, MCM, and Greenwood Investments, LLC each have adopted a Code of Ethics addressing investing by their personnel pursuant to Rule 17j-1 under the 1940 Act. Each Code permits personnel to invest in securities, including securities purchased or held by the Fund under certain circumstances. Each Code places appropriate restrictions on all such investments.

                          INVESTMENT ADVISORY SERVICES

Investment Adviser

MCM is a Colorado limited liability company, located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, and serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement dated December 5, 1997. MCM is a wholly-owned subsidiary of GWL&A, which is an indirectly owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

Investment Advisory Agreement


Under the terms of the investment advisory agreement with the Fund, MCM acts as investment adviser and, subject to the supervision of the Board of Directors, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides the Fund with all necessary office facilities and personnel for servicing the Portfolios' investments, compensates all officers of the Fund and all Directors who are "interested persons" of the Fund or of MCM, and all personnel of the Fund or MCM performing services relating to research, statistical and investment activities.


In addition, MCM, subject to the supervision of the Board of Directors, provides the management and administrative services necessary for the operation of the Fund. These services include providing facilities for maintaining the Fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the Fund's records and the registration of Fund shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the Fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Directors.


The Investment Advisory Agreement became effective on December 5, 1997 and was amended effective July 26, 1999, May 1, 2002 and May 1, 2003. As approved, the Agreement will remain in effect until May 1, 2004, and will continue in effect from year to year if approved annually by the Board of Directors including the vote of a majority of the Directors who are not parties to the Agreement or interested persons of any such party, or by vote of a majority of the outstanding shares of the affected Portfolio. Any material amendment to the Agreement becomes effective with respect to the affected Portfolio upon approval by vote of a majority of the outstanding voting securities of that Portfolio. The agreement is not assignable and may be terminated without penalty with respect to any Portfolio either by the Board of Directors or by vote of a majority of the outstanding voting securities of such Portfolio or by MCM, each on 60 days notice to the other party.


In approving the Investment Advisory Agreement and the sub-advisory agreements with each sub-adviser ("Sub-Advisory Agreements"), the Board considered a wide range of information of the type they regularly consider. The Board requested and received materials relating to the Investment Advisory Agreement and each Sub-Advisory Agreement in advance of the meeting at which the Investment Advisory Agreement and Sub-Advisory Agreements were considered, and had the opportunity to ask questions and request further information in connection with such consideration.

At regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the sub-advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio and performance of each Portfolio. The Board also considers MCM's and each sub-adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and procedures MCM and each sub-adviser use for obtaining best execution for transactions in the Portfolios.

With respect to the nature, scope and quality of the services provided by MCM and each sub-adviser, the Board considered, among other things, MCM's and each sub-adviser's personnel, experience, resources and track record, which are well-positioned to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the sub-advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each sub-adviser's reputation for management of their specific investment strategies, MCM's and each sub-adviser's overall financial condition, technical resources, and operational capabilities.

With respect to the advisory fee rates payable to sub-advisers by MCM, the Board considered fees payable by similar funds managed by other advisers, which indicate that fees to be paid do not deviate greatly from those fees paid by other similar funds. The Board also considered the total expense ratio of each Portfolio and of similar funds managed by other advisers with respect to peer group averages. In this review process, the Board analyzed all compensation flowing to MCM and its affiliates in relation to the quality of all services provided as well as the overall profitability to MCM and its affiliates.

Management Fees

Each Portfolio pays a management fee to MCM for managing its investments and business affairs. MCM is paid monthly at an annual rate of a Portfolio's average net assets as described in the Prospectus.

                                The Sub-Advisers

Templeton Investment Counsel, LLC

Templeton Investment Counsel, LLC ("TIC") serves as the sub-adviser to the Maxim Templeton(R) International Equity Portfolio pursuant to a Sub-Advisory Agreement dated December 1, 1993, as amended. TIC is a subsidiary of Templeton Worldwide, Inc., which in turn is a direct, wholly-owned subsidiary of Franklin Resources, Inc.

MCM is responsible for compensating TIC, which receives monthly compensation at the annual rate of .70% on the first $25 million, .55% on the next $25 million, ..50% on the next $50 million, and .40% on all amounts over $100 million.

Ariel Capital Management, Inc.

Ariel Capital Management, Inc. ("Ariel") serves as the sub-adviser to the Maxim Ariel Small-Cap Value Portfolio and the Maxim Ariel MidCap Value Portfolio pursuant to Sub-Advisory Agreements dated December 1, 1993, as amended and February 5, 1999 respectively. Ariel is a privately held minority-owned money manager.

MCM is responsible for compensating Ariel, which receives monthly compensation at the annual rate of .40% of the average daily net asset value of the Maxim Ariel Small-Cap Value Portfolio up to $5 million, .35% on the next $10 million, ..30% on the next $10 million, and .25% of such value in excess of $25 million and 0.50% on the first $25 million of assets, 0.40% on the next $75 million of assets and 0.30% on all amounts over $100 million of the Maxim Ariel MidCap Value Portfolio.

T. Rowe Price Associates, Inc.


T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as the sub-adviser to the Maxim T. Rowe Price Equity/Income and Maxim T. Rowe Price MidCap Growth Portfolios pursuant to Sub-Advisory Agreements dated November 1, 1994 as amended and June 30, 1997, as amended, respectively. Founded in 1937, T. Rowe Price and its affiliate managed approximately $140.6 billion for more than eight million individual and institutional investors accounts as of December 31,2002. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.


MCM is responsible for compensating T. Rowe Price, which receives monthly compensation for the Maxim T. Rowe Price Equity/Income Portfolio at the annual rate of .50% on the first $20 million, .40% on the next $30 million and .40% on all assets once total assets exceed $50 million and for the Maxim T. Rowe Price MidCap Growth Portfolio at the annual rate of .50% on all assets of the Portfolio.

INVESCO Funds Group, Inc.


 INVESCO Funds Group, Inc. ("INVESCO") serves as the sub-adviser to the Maxim INVESCO Small-Cap Growth, and Maxim INVESCO Balanced Portfolios pursuant to Sub-Advisory Agreements dated March 3, 1997, as amended. INVESCO is an indirect wholly-owned subsidiary of AMVESCAP PLC. AMVESCAP PLC is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. AMVESCAP PLC has approximately $332.6 billion in assets under management as of December 31, 2002.


INVESCO Global Asset Management (N.A.), Inc. serves as the sub-adviser to the Maxim INVESCO ADR Portfolio pursuant to a Sub-Advisory Agreement dated March 3, 1997, as amended.

MCM is responsible for compensating INVESCO, which receives monthly compensation at the annual rate of .55% on the first $25 million, .50% on the next $50 million, .40% on the next $25 million and .35% on assets over $100 million of the Maxim INVESCO Small-Cap Growth Portfolio; .50% of the average daily net assets of the Portfolio up to $25 million, .45% on the next $50 million, .40% on the next $25 million and .35% of such value in excess of $100 million of the Maxim INVESCO Balanced Portfolio; and MCM is responsible for compensating ICM, which receives monthly compensation at the annual rate of .55% on the first $50 million, .50% on the next $50 million, and .40% on assets over $100 million of the Maxim INVESCO ADR Portfolio.

Loomis, Sayles, & Company, L.P.


Loomis, Sayles & Company, L.P. ("Loomis Sayles") serves as the sub-adviser to the Maxim Loomis Sayles Bond and Maxim Loomis Sayles Small-Cap Value Portfolios pursuant to a Sub-Advisory Agreement dated October 30, 2000. Loomis Sayles serves as investment manager to a variety of individual investors, including other mutual funds. Loomis Sayles is a limited partnership whose general partner, Loomis, Sayles & Company, Inc. is a wholly owned subsidiary of CDC IXIS Asset Management Holdings, Inc. ("CDC Holdings"). CDC Holdings is a wholly owned subsidiary of CDC IXIS Asset Management North America, L.P. ("CDC NA"). CDC NA's general partner, CDC IXIS Asset Management US, LLC is a wholly owned subsidiary of CDC IXIS Asset Management US Corporation ("CDC US"). CDC US is the sole limited partner of CDC NA. CDC NA is a wholly owned subsidiary of CDC IXIS Asset Management, S.A., a French company. CDC IXIS Asset Management S.A. is majority owned by CDC Finance-CDC IXIS and indirectly owned through CDC Finance-CDC IXIS, Caisses Nationale des Caisses d'Epargne and CNP Assurances by Caisse des Depots et Consignations ("CDC"). CDC was created by French Government legislation and is currently supervised by the French Parliament.


MCM is responsible for compensating Loomis Sayles, which receives monthly compensation at the annual rate of .50% on the first $10 million, .45% on the next $15 million, .40% on the next $75 million and .30% on all amounts over $100 million of the Maxim Loomis Sayles Small-Cap Value; and .30% on all assets of the Maxim Loomis Sayles Bond Portfolio.

Founders Asset Management LLC


Founders Asset Management LLC ("Founders") serves as the sub-adviser to the Maxim Founders Growth & Income Portfolio pursuant to a Sub-Advisory Agreement dated April 1, 1998, as amended. Founders is a wholly-owned subsidiary of Mellon Bank, N.A. Mellon Bank, N.A. is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial holding company which provides a comprehensive range of financial products and services in domestic and selected international markets. Founders serves as investment manager to a variety of individual and institutional investors, including other mutual funds.


MCM is responsible for compensating Founders, which receives monthly compensation at the annual rate of .425% on the first $250 million, .35% on the next $250 million, .325% on the next $250 million and .30% on all amounts over $750 million.

Pareto Partners


Pareto Partners ("Pareto") serves as the sub-adviser to the Maxim Global Bond Portfolio pursuant to a Sub-Advisory Agreement dated effective July 26, 1999. Mellon Bank, N.A. owns 30% of Pareto, XL Capital Ltd. owns 30% of Pareto and the employees of Pareto own the remaining 40% of Pareto. Mellon Bank, N.A. is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial holding company which provides a comprehensive range of financial products and services in domestic and selected international markets.


MCM is responsible for compensating Pareto, which receives monthly compensation at the annual rate of .55% on the first $25 million, .45% on the next $50 million, .35% on the next $175 million and .25% on all amounts over $250 million.


BNY Investment Advisors

Effective April 1, 2003, BNY Investment Advisors ("BNY") began serving as the sub-adviser to the Maxim Stock Index, Maxim Growth Index, Maxim Value Index, Maxim Index 600, Maxim Index 400, Maxim Index European and Maxim Index Pacific Portfolios (the "Equity Index Portfolios") pursuant to a Sub-Advisory Agreement dated effective April 1, 2003, approved by the Board of Directors on February 13, 2003. BNY is a separately identifiable division of The Bank of New York, a New York State chartered bank.

MCM is responsible for compensating BNY, which receives monthly compensation for the Equity Index Portfolios at the annual rate of .02% on net assets for each Portfolio.


Massachusetts Financial Services Company

Massachusetts Financial Services Company ("MFS") serves as the sub-adviser to the Maxim MFS(R) International Growth Portfolio pursuant to a Sub-Advisory Agreement dated effective May 1, 2003. MFS is a subsidiary of Sun Life of Canada, a U.S. Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada Inc., a diversified financial services organization.

MCM is responsible for compensating MFS, which receives monthly compensation at the annual rate of .35% on all assets of the Maxim MFS(R) International Growth Portfolio.

Federated Investment Management Company

Federated Investment Management Company ("Federated") serves as the sub-adviser to the Maxim Federated Bond Portfolio pursuant to a Sub-Advisory Agreement dated effective May 1, 2003. Federated is a wholly owned subsidiary of Federated Investors, Inc., one of the largest mutual fund investment managers in the United States.

MCM is responsible for compensating Federated, which receives monthly compensation at the annual rate of .15% on the first $100 million, .12% on the next $150 million, and .10% on all amounts over $250 million

Janus Capital Management LLC

Janus Capital Management LLC ("Janus") serves as the sub-adviser to the Maxim Janus Large Cap Growth and Maxim Janus High Yield Bond Portfolios pursuant to a Sub-Advisory Agreement dated effective May 1, 2003. Janus is a directly owned subsidiary of Janus Capital Group Inc.

MCM is responsible for compensating Janus, which receives monthly compensation at the annual rate of .50% on the first $250 million, .45% on the next $500 million, .40% on the next $750 million and .35% on all amounts over $1.5 billion on the Maxim Janus Large Cap Growth Portfolio; and .45% on the first $100 million, .40% on the next $150 million and .35% on all amounts over $250 million on the Maxim Janus High Yield Bond Portfolio.

The Sub-Advisers provide investment advisory assistance and portfolio management advice to the Investment Adviser for the respective Portfolios. Subject to review and supervision by MCM and the Board of Directors of the Fund, the Sub-Advisers are responsible for the actual management of the respective Portfolios and for making decisions to buy, sell or hold any particular securities. The Sub-Advisers bear all expenses in connection with the performance of their services, such as compensating and furnishing office space for their officers and employees connected with investment and economic research, trading and investment management for the Portfolios.

Principal Underwriter

Effective April 30, 2002, the Fund entered into a principal underwriting agreement with Greenwood Investments, LLC ("Greenwood"), 8515 East Orchard Road, Greenwood Village, Colorado 80111. Greenwood is an affiliate of MCM and is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal underwriting agreement calls for Greenwood to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the Funds, which are continuously offered at net asset value.

Compensation received by Principal Underwriter during the Fund's last fiscal year:

                  Net
Name of           Underwriting         Compensation
Principal         Discounts and        on Redemptions        Brokerage     Other
Underwriter       Commissions          and Repurchases       Commissions   Compensation
Greenwood        -0-                        -0-                  -0-          -0-

Advisory Fees

For the past three fiscal years, MCM was paid a fee for its services to the Fund as follows:

Portfolio                                       2002          2001          2000
Maxim Money Market                              $4,175,167    $3,952,791    $3,145,898
Maxim Bond                                      $328,190      $368,573      $360,518
Maxim Stock Index                               $4,305,097    $5,391,239    $6,693,369
Maxim U.S. Government Securities                $455,313      $524,066      $468,479
Maxim Bond Index                                $898,855      $896,642      $684,081
Maxim U.S. Government Mortgage Securities       $1,644,435    $1,243,874    $1,064,813
Maxim Index 600                                 $193,802      $173,599      $166,023
Maxim Growth Index                              $1,124,883    $1,781,914    $2,601,295
Maxim Value Index                               $1,197,013    $2,055,887    $2,250,170
Maxim Templeton(R)International Equity           $1,205,921    $955,664      $989,150
Maxim Ariel Small-Cap Value                     $2,635,863    $1,735,530    $543,738
Maxim Ariel MidCap Value                        $1,153,287    $737,827      $553,713
Maxim Loomis Sayles Bond                        $1,488,025    $1,675,078    $1,688,228
Maxim Loomis Sayles Small-Cap Value             $2,029.609    $1,887,200    $1,092,671
Maxim T. Rowe Price Equity/Income               $2,323,431    $1,666,659    $1,292,053
Maxim INVESCO Small-Cap Growth                  $1,176,705    $1,567,476    $2,161,976
Maxim INVESCO ADR                               $1,188,724    $1,105,711    $1.164,767
Maxim Short Duration Bond                       $847,600      $996,548      $882,928
Maxim INVESCO Balanced                          $1,354,869    $1,691,131    $1,848,897
Maxim Founders Growth & Income                  $681,148      $1,103,319    $1,378,100
Maxim T. Rowe Price MidCap Growth               $2,286,243    $2,319,632    $2,293,715
Maxim Aggressive Profile I                      $88,002       $74,341       $59,456
Maxim Moderately Aggressive Profile I           $191,308      $150,575      $115,167
Maxim Moderate Profile I                        $141,781      $109,440      $84,298
Maxim Moderately Conservative Profile I         $52,510       $43,264       $37,028
Maxim Conservative Profile I                    $65,919       $48,227       $41,378
Maxim  Global Bond                              $1,722,289    $1,268,223    $1,209,960
Maxim Index 400                                 $110,711      $215,069      $101,374
Maxim Index European                            $724,142      $1,196,907    $1,389,061
Maxim Index Pacific                             $760,281      $1,237,818    $1,632,600
Maxim  Aggressive Profile II                    $188,757      $70,992       $27,353
Maxim Moderately Aggressive Profile II          $83,097       $61,790       $21,666
Maxim Moderate Profile II                       $239,010      $51,328       $15,869
Maxim Moderately Conservative Profile II        $22,070       $15,325       $4,706
Maxim Conservative Profile II                   $56,339       $10,110       $2,405


Sub-Advisory Fees

For the past three fiscal years, the Sub-Advisers were paid fees for their services to the Fund as follows:


Portfolio                                     2002          2001           2000
Maxim Templeton(R)International Equity         $644,241      $537,624       $557,809
Maxim Ariel Small-Cap Value                   $681,386      $455,058       $160,314
Maxim Ariel MidCap Value                      $487,696      $334,281       $259,380
Maxim Loomis Sayles Bond                      $496,255      $555,822       $565,564
Maxim Loomis Sayles Small-Cap Value           $726,940      $681,199       $441,415
Maxim T. Rowe Price Equity/Income             $1,162,459    $829,412       $649,396
Maxim T. Rowe Price MidCap Growth             $1,143,951    $1,153,372     $1,154,052
Maxim INVESCO Small-Cap Growth                $533,696      $534,645       $938,261
Maxim INVESCO ADR                             $600,527      $564,728       $593,207
Maxim INVESCO Balanced                        $523,432      $688,316       $750,708
Maxim Founders Growth & Income                $287,938      $280,060       $588,439
Maxim  Global Bond                            $563,247      $394,189       $381,688
Maxim Stock Index*                            $213,745      $187,881       $     --
Maxim Growth Index*                           $55,744       $62,019        $     --
Maxim Value Index*                            $59,297       $71,550        $     --
Maxim Index 600*                              $9,629        $6,276         $     --
Maxim Index 400*                              $5,447        $7,975         $     --
Maxim Index European*                         $72,130       $73,675        $     --
Maxim Index Pacific*                          $75,786       $75,771        $     --

* Barclays Global Fund Advisors served as sub-adviser to the Equity Index Portfolios prior to April 1, 2003. Beginning April 1, 2003, BNY Investment Advisors is sub-adviser to the Equity Index Portfolios.


Payment of Expenses

MCM provides investment advisory services and pays all compensation of and furnishes office space for officers and employees of the Investment Adviser connected with investment and economic research, trading and investment management of the Fund, as well as the fees of all Directors of the Fund who are affiliated persons of MCM or any of its affiliates.


Expenses that are borne directly by the Fund include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering the shares under federal and state securities laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the Custodian, independent Directors' fees, legal expenses, state franchise taxes, costs of auditing services, costs of printing proxies and stock certificates, Securities and Exchange Commission fees, advisory fees, certain insurance premiums, costs of corporate meetings, costs of maintenance of corporate existence, investor services (including allocable telephone and personnel expenses), extraordinary expenses, and other expenses properly payable by the Fund. Accounting services are provided for the Fund by MCM and the Fund reimburses MCM for its costs in connection with such services. The amounts of such expense reimbursements for the Fund's fiscal years ended December 31, 2002, 2001, and 2000 were $320,879, $355,995 and $590,646 respectively. Depending upon the nature of the lawsuit, litigation costs may be borne by the Fund.


MCM has agreed to pay any expenses which exceed an annual rate (including the management fee) of 0.95% of the average daily net assets of the Maxim T. Rowe Price Equity/Income Portfolio; 1.05% of the average daily net asset of the Maxim
T. Rowe Price MidCap Growth Portfolio; 1.10% of the average daily net assets of the Maxim Ariel MidCap Value and Maxim INVESCO Small-Cap Growth Portfolios; 1.15% of the average daily net assets of the Maxim Founders Growth & Income Portfolio; 1.20% of the average daily net assets of the Maxim Index European and Maxim Index Pacific Portfolios; 1.30% of the average daily net assets of the Maxim Loomis Sayles Small-Cap Value Portfolio; 1.35% of the average daily net assets of the Maxim Ariel Small-Cap Value Portfolio; and, 1.50% of the average daily net assets of the Maxim INVESCO ADR and Maxim Templeton(R) International Equity Portfolios.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the direction of the Board of Directors, MCM, or a Sub-Adviser for those Portfolios which are managed on a day-to-day basis by a Sub-Adviser, is primarily responsible for placement of the Fund's portfolio transactions, including the selection of brokers and dealers through or with which transactions are executed. Neither MCM nor any Sub-Adviser has an obligation to deal with any broker, dealer or group of brokers or dealers in the execution of transactions in portfolio securities. In placing orders, it is the policy of the Fund to seek to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commissions, if any, size of the transaction and difficulty of execution. While MCM and the Sub-Advisers generally will seek reasonably competitive commissions, the policy of the Fund of seeking to obtain the most favorable net results means the Portfolios will not necessarily pay the lowest spread or commission available.

Transactions on U.S. futures and stock exchanges are effected through brokers acting on an agency basis and involve the payment of negotiated brokerage commissions. Commissions vary among different brokers and dealers, which may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which may be higher than those for negotiated commission transactions in the United States. Transactions in over-the-counter equities and most fixed income instruments, including U.S. government securities, generally are effected with dealers acting as principal on a "net" basis not involving the payment of brokerage commissions. Prices for such over-the-counter transactions with dealers acting as principal usually include an undisclosed "mark-up" or "mark down" sometimes called a "spread") that is retained by the dealer effecting the trade. Recently, several dealers have begun trading over-the-counter securities on a disclosed fee basis, resulting in payment by the Fund of a separately identifiable and disclosed fee similar to the commissions paid brokers acting on an agency basis. The cost of securities purchased from an underwriter or from a dealer in connection with an underwritten offering usually includes a fixed commission (sometimes called an "underwriting discount" or "selling concession") which is paid by the issuer to the underwriter or dealer.

In selecting brokers and dealers through which to effect portfolio transactions for the Fund, MCM and the Sub-Advisers may give consideration for investment research information or services provided to them by brokers and dealers, and cause the Fund to pay commissions to such brokers or dealers furnishing such services which are in excess of commissions which another broker or dealer may have charged for the same transaction. Such investment research information or services ordinarily consists of assessments and analyses of the business or prospects of a company, industry, or economic sector, compilations of company or security data, attendance at conferences or seminars on investment topics, and may also include subscriptions to financial periodicals, and computerized news, financial information, quotation and communication systems, including related computer hardware and software, used in making or implementing investment decisions. Some investment research information or services may be used by MCM or a Sub-Adviser both for investment research purposes and for non-research purposes, such as for presentations to prospective investors or reports to existing clients regarding their portfolios. Where MCM or a Sub-Adviser uses such information or services for both research and non-research purposes, it makes a good faith allocation of the cost of such information or service between the research and non-research uses. The portion of the cost of the information or service allocable to the non-research use is paid by MCM or the Sub-Adviser, as the case may be, while the portion of the cost allocable to research use may be paid by the direction of commissions paid on Fund portfolio transactions to the broker or dealer providing the information or service.

MCM and the Sub-Advisers may use any investment research information or services obtained through the direction of commissions on portfolio transactions of the Fund in providing investment advice to any or all of their other investment advisory accounts, and may use such information in managing their own accounts. The use of particular investment research information or services is not limited to, and may not be used at all in making investment decisions for, the portfolio of the Fund the transactions of which are directed to the broker or dealer providing the investment research information or services.

If in the best interests of both one or more Portfolios and other MCM client accounts, MCM may, to the extent permitted by applicable law, but need not, aggregate the purchases or sales of securities for these accounts to obtain favorable overall execution. When this occurs, MCM will allocate the securities purchased and sold and the expenses incurred in a manner that it deems equitable to all accounts. In making this determination, MCM may consider, among other things, the investment objectives of the respective client accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally, and the opinions of persons responsible for managing the Portfolios and other client accounts. The use of aggregated transactions may adversely affect the size of the position obtainable for the Portfolios, and may itself adversely affect transaction prices to the extent that it increases the demand for the securities being purchased or the supply of the securities being sold.


No brokerage commissions have been paid by the Maxim Money Market, Maxim Bond, Maxim Bond Index, Maxim U.S. Government Securities, Maxim U.S. Government Mortgage Securities, Maxim Short Duration Bond, Maxim Global Bond Portfolio and the Profile Portfolios for the years ended December 31, 2000 through December 31, 2002. For the years 2000, 2001 and 2002, the Portfolios paid commissions as follows:

Portfolio                                 2002         2001        2000
Maxim Stock Index                         $179,113     $81,868     $125,143
Maxim Templeton(R)International Equity     $256,258     $129,445    $269,143
Maxim Index 600                           $9,936       $11,196     $27,271
Maxim Value Index                         $213,429     $137,111    $141,041
Maxim Growth Index                        $97,245      $38,281     $109,483
Maxim Ariel Small-Cap Value               $395,509     $246,386    $210,838
Maxim Ariel MidCap Value                  $209,632     $72,554     $102,079
Maxim Loomis Sayles Small-Cap Value       $940,839     $441,405    $422,980
Maxim T. Rowe Price Equity/Income         $308,414     $132,767    $135,649
Maxim INVESCO Small-Cap Growth            $599,117     $194,814    $161,370
Maxim INVESCO ADR                         $65,465      $71,186     $66,357
Maxim Loomis Sayles Bond                  $3,020       $1,645      $5,678
Maxim INVESCO Balanced                    $310,964     $210,356    $289,819
Maxim Founders Growth & Income            $304,825     $278,753    $321,436
Maxim T. Rowe Price MidCap Growth         $418,350     $222,861    $151,203
Maxim Index 400                           $30,311      $25,926     $26,811
Maxim Index Pacific                       $192,594     $162,111    $238,003
Maxim Index European                      $82,328      $128,671    $247,048


For the Maxim Index Pacific and Maxim Index European Portfolios, commissions decreased in 2001 when Barclays commenced as sub-adviser for the Portfolios.

Portfolio Turnover

The turnover rate for each Portfolio is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average value of portfolio securities owned by the Portfolio during the fiscal year. In computing the portfolio turnover rate, certain U.S. government securities (long-term for periods before 1986 and short-term for all periods) and all other securities, the maturities or expiration dates of which at the time of acquisition are one year or less, are excluded.

There are no fixed limitations regarding the portfolio turnover of the Portfolios. Portfolio turnover rates are expected to fluctuate under constantly changing economic conditions and market circumstances. Securities initially satisfying the basic policies and objectives of each Portfolio may be disposed of when appropriate in MCM's judgment.

With respect to any Portfolio, a higher portfolio turnover rate may involve correspondingly greater brokerage commissions and other expenses which might be borne by the Portfolio and, thus, indirectly by its shareholders. Higher portfolio turnover may also increase a shareholder's current tax liability for capital gains by increasing the level of capital gains realized by a Portfolio.

Based upon the formula for calculating the portfolio turnover rate, as stated above, the portfolio turnover rate for each Portfolio (other than the Maxim Money Market Portfolio) for 2001 and 2002 is as follows:

                                             2001          2002

     Portfolio                              Turnover Rate    Turnover Rate
     ---------                              -------------    -------------
     Maxim Bond                                 124.35%      101.07%
     Maxim Global Bond                          227.53%      275.23%
     Maxim Stock Index                          11.46%        19.52%
     Maxim U.S. Government Securities           66.47%        91.64%
     Maxim Loomis Sayles Bond                   21.92%        26.58%
     Maxim Index 600                            33.31%        18.06%
     Maxim Index 400                            50.48%        40.71%
     Maxim Ariel Small-Cap Value                15.63%        18.73%
     Maxim Templeton(R)International Equity     27.70%         25.79%



                                                 2001          2002
     Portfolio                                Turnover Rate   Turnover Rate
     ---------                                -------------   -------------
     Maxim INVESCO ADR                          25.09%         22.52%
     Maxim INVESCO Balanced                     75.52%        118.53%
     Maxim INVESCO Small-Cap Growth             99.01%        109.01%
     Maxim Ariel MidCap Value                   26.68%         18.30%
     Maxim T. Rowe Price Equity/Income          25.20%         18.41%
     Maxim Index European                       52.34%         13.79%
     Maxim Index Pacific                        51.96%         45.60%
     Maxim Growth Index                         37.66%         23.09%
     Maxim Bond Index                           56.51%         53.33%
     Maxim Short Duration Bond                  132.76%       135.33%
     Maxim Loomis Sayles Small-Cap Value        97.49%         89.28%
     Maxim U.S. Government Mortgage Securities  49.85%         82.56%
     Maxim Value Index                          49.44%         27.77%
     Maxim Founders Growth & Income            157.85%        143.43%
     Maxim T. Rowe Price MidCap Growth          56.73%         54.41%
     Aggressive Profile I                       96.98%         76.79%
     Moderately Aggressive Profile I            96.23%         76.97%
     Moderate Profile I                         93.99%         77.11%
     Moderately Conservative Profile I          95.19%         82.07%
     Conservative Profile I                     84.75%         82.41%
     Aggressive Profile II                      50.89%         73.73%
     Moderately Aggressive Profile II           50.92%        155.78%
     Moderate Profile II                        67.24%         45.84%
     Moderately Conservative Profile II         58.68%        157.51%
     Conservative Profile II                    66.37%         49.35%



                        PURCHASE AND REDEMPTION OF SHARES

As of December 31, 2002, the outstanding shares of the Fund were presently held of record by Maxim Series Account, Pinnacle Series Account, Retirement Plan Series Account, FutureFunds Series Account, FutureFunds Series Account II and Qualified Series Account of GWL&A, by TNE Series (k) Account of New England Life Insurance Company, by FutureFunds Series Account II of First Great-West Life & Annuity Insurance Company, by certain qualified retirement plans and by GWL&A, which provided the initial capitalization for certain Portfolios.


The following tables list the name and percentage of ownership of each person who owned of record 5% or more of the shares of any Portfolio, as of December 31, 2002. The address of each Series Account owner, each Maxim Profile Portfolio owner included herein and for GWL&A is: 8515 E. Orchard Road, Greenwood Village, Colorado 80111. As a group, the officers and Directors of the Fund owned less than 1% of the Fund's equity securities.


Maxim Money Market Portfolio


Record Owner                                       Percentage
------------                                       ----------
FutureFunds Series Account                         9.63%
FutureFunds Series Account II                      68.80%
TNE Series (k) Account                             9.98%


Maxim Bond Portfolio


Record Owner                                       Percentage
FutureFunds Series Account                         89.59%

Maxim Templeton(R)International Equity Portfolio
Record Owner                                       Percentage
------------                                       ----------
FutureFunds Series Account                         18.22%
FutureFunds Series Account II                      29.37%
Maxim Moderatel Profile II Portfolio               20.30%
Maxim Aggressive Profile II Portfolio              21.17%


Maxim U.S. Government Securities Portfolio


Record Owner                                       Percentage
------------                                       ----------
Maxim Series Account                               6.52%
FutureFunds Series Account                         65.70%
FutureFunds Series Account II                      21.59%




Maxim Stock Index Portfolio


Record Owner                                       Percentage
------------                                       ----------
FutureFunds Series Account                         54.20%
FutureFunds Series Account II                      25.09%
Maxim Moderate Profile II Portfolio                6.40%


 Maxim Bond Index Portfolio


Record Owner                                       Percentage
------------                                       ----------
FutureFunds Series Account II                      82.72%
TNE Series (K) Account                             10.15%

Maxim U.S. Government Mortgage Securities Portfolio
Record Owner                                       Percentage
------------                                       ----------
FutureFunds Series Account II                      61.77%
TNE Series (K) Account                             9.61%
Maxim Moderate Profile II Portfolio                15.36%
Maxim Conservative Profile II Portfolio            5.02%


Maxim Growth Index Portfolio


Record Owner                                       Percentage
------------                                       ----------
FutureFunds Series Account II                      60.52%
TNE Series (K) Account                             11.12%
FutureFunds Series Account                         18.56%
Retirement Plan Series Account                     8.35%


Maxim INVESCO Balanced Portfolio


Record Owner                                      Percentage
------------                                      ----------
FutureFunds Series Account                        72.11%
FutureFunds Series Account II                     26.82%


Maxim Index 600 Portfolio


Record Owner                                       Percentage
------------                                       ----------
FutureFunds Series Account                         45.89%
FutureFunds Series Account II                      46.53%
Retirement Plan Series Account                     6.75%


Maxim Ariel Small-Cap Value Portfolio


Record Owner                                       Percentage
------------                                       ----------
FutureFunds Series Account                         8.11%
FutureFunds Series Account II                      62.94%
TNE Series (K) Account                             8.90%
Maxim Moderate Profile II Portfolio                6.53%
Maxim Aggressive Profile II Portfolio              8.18%


Maxim Loomis Sayles Bond Portfolio


Record Owner                                       Percentage
------------                                       ----------
FutureFunds Series Account                         13.29%
FutureFunds Series Account II                      73.21%
TNE Series (K) Account                             10.74%

Maxim Loomis Sayles Small-Cap Value Portfolio
Record Owner                                       Percentage
------------                                       ----------
FutureFunds Series Account II                      41.04%
TNE Series (K) Account                             6.16%
Maxim Moderate Profile II Portfolio                16.34%
Maxim Aggressive Profile II Portfolio              20.48%


Maxim INVESCO Small-Cap Growth Portfolio


Record Owner                                       Percentage
------------                                       ----------
FutureFunds Series Account                         27.73%
FutureFunds Series Account II                      45.24%
Maxim Moderate Profile II Portfolio                9.54%
Maxim Aggressive Profile II Portfolio              11.48%

Maxim T. Rowe Price Equity/Income Portfolio
Record Owner                                       Percentage
------------                                       ----------
FutureFunds Series Account                         16.35%
FutureFunds Series Account II                      50.56%
Maxim Moderate Profile II Portfolio                11.47%
Maxim Aggressive Profile II Portfolio              7.18%


Maxim Ariel MidCap Value Portfolio


Record Owner                                       Percentage
------------                                       ----------
FutureFunds Series Account                         38.78%
FutureFunds II Series Account                      7.57%
Maxim Aggressive Profile II Portfolio              24.64%
Maxim Moderate Profile II Portfolio                16.46%


Maxim INVESCO ADR Portfolio


Record Owner                                       Percentage
------------                                       ----------
FutureFunds Series Account                         6.67%
FutureFunds Series Account II                      24.12%
Maxim Moderate Profile II Portfolio                25.32%
Maxim Aggressive Profile II Portfolio              26.39%


Maxim Short Duration Bond Portfolio


Record Owner                                      Percentage
------------                                      ----------
FutureFunds Series Account II                     32.83%
TNE Series (K) Account                            5.21%
Maxim Moderate Profile II Portfolio               23.59%
Maxim Conservative Profile II Portfolio           27.01%
Maxim Conservative Profile I Portfolio            5.50%


Maxim Value Index Portfolio


Record Owner                                       Percentage
------------                                       ----------
FutureFunds Series Account II                      72.42%
TNE Series (K) Account                             13.88%
Retirement Plan Series Account                     6.04%
FutureFunds Series Account                         7.37%


Maxim Founders Growth & Income Portfolio


Record Owner                                       Percentage
------------                                       ----------
FutureFunds Series Account II                      68.96%
TNE Series (K) Account                             14.87%
Retirement Plan Series Account                     7.85%
FutureFunds Series Account                         8.17%


Maxim T. Rowe Price MidCap Growth Portfolio


Record Owner                                       Percentage
------------                                       ----------
FutureFunds Series Account  II                     31.62%
FutureFunds Series Account                         14.56%

Maxim Aggressive Profile II Portfolio              26.12%
Maxim Moderate Profile II Portfolio                11.49%


Maxim Index 400 Portfolio


Record Owner                                       Percentage
------------                                       ----------
Great-West                                         80.32%
FutureFunds Series Account II                      16.15%





Maxim Index European Portfolio


Record Owner                                       Percentage
------------                                       ----------
FutureFunds Series Account  II                     81.27%
TNE Series (K) Account                             18.62%


Maxim Index Pacific Portfolio


Record Owner                                       Percentage
------------                                       ----------
FutureFunds Series Account  II                     81.98%
TNE Series (K) Account                             17.86%


Maxim Global Bond Portfolio


Record Owner                                       Percentage
FutureFunds Series Account  II                     28.40%

Maxim Moderate Profile II Portfolio                38.57%
Maxim Conservative Profile II Portfolio            12.62%


Maxim Aggressive Profile I Portfolio


Record Owner                                       Percentage
FutureFunds Series Account                         99.83%


Maxim Moderately Aggressive Profile I Portfolio


Record Owner                                       Percentage
FutureFunds Series Account                         99.78%


Maxim Moderate Profile I Portfolio


Record Owner                                       Percentage
FutureFunds Series Account                         99.51%


Maxim Moderately Conservative Profile I Portfolio


Record Owner                                       Percentage
FutureFunds Series Account                         99.88%


Maxim Conservative Profile I Portfolio


Record Owner                                       Percentage
------------                                       ----------
FutureFunds Series Account                         84.44%
COLI VUL-7 Series Account                          15.26%


Maxim Aggressive Profile II Portfolio


Record Owner                                       Percentage
------------                                       ----------
FutureFunds Series II Account                      74.96%
TNE Series (k) Account                             13.53%

Maxim Moderately Aggressive Profile II Portfolio
Record Owner                                       Percentage
------------                                       ----------
FutureFunds Series II Account                      28.98%
CIBER, Inc.*                                       15.39%
CP Ships Incorporated*                             6.85%
Pacer International*                               6.66%


Maxim Moderate Profile II Portfolio


Record Owner                                       Percentage
------------                                       ----------
FutureFunds Series II Account                      79.69%
TNE Series (K) Account                             15.92%


Maxim Moderately Conservative Profile II Portfolio


Record Owner                                       Percentage
------------                                       ----------
FutureFunds Series II Account                      40.00%
CIBER, Inc.*                                       9.18%
CP Ships Incorporated*                             5.45%


Maxim Conservative Profile II Portfolio


Record Owner                                       Percentage
------------                                       ----------
FutureFunds Series II Account                      79.52%
TNE Series (K) Account                             15.75%

*  CIBER, Inc., 5251 DTC Parkway, Suite 1400, Greenwood Village, Co 80111.
   CP Ships Incorporated, 401 East Jackson Street, Suite 3300, Tampa, FL 33602 Pacer International, 333 City Boulevard West, Suite 1910, Orange, CA 92868


                             INVESTMENT PERFORMANCE

The Portfolios may quote measures of investment performance in various ways. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns.

Money Market Portfolio

In accordance with regulations prescribed by the SEC, the Fund is required to compute the Money Market Portfolio's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation but not investment income) in the value of a hypothetical account having a balance of one share of the Money Market Portfolio at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis by multiplying the base period return by (365/7).

The SEC also permits the Fund to disclose the effective yield of the Money Market Portfolio for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the annualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Portfolio, the types and quality of portfolio securities held by the Portfolio, and its operating expenses.


For the seven day period ending December 31, 2002, the Money Market Portfolio's yield was 1.03% and its effective yield was 1.08%.


Other Portfolios

Standardized Average Annual Total Return Quotations. Average annual total return quotations for shares of a Portfolio are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

        P(I+T)n = ERV

Where:         P      =      a hypothetical initial payment of $1,000
               T      =      average annual total return
               n      =      number of years
               ERV    =      ending redeemable value of the hypothetical $ 1,000 initial payment made at the beginning of the designated period (or fractional portion thereof)

The computation above assumes that all dividends and distributions made by a Portfolio are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

One of the primary methods used to measure performance is "total return." Total return will normally represent the percentage change in value of a Portfolio, or of a hypothetical investment in a Portfolio, over any period up to the lifetime of the Portfolio. Unless otherwise indicated, total return calculations will usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period.

Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration.

Each Portfolio's average annual total return quotations and yield quotations as they may appear in the Prospectus, this Statement of Additional Information or in advertising are calculated by standard methods prescribed by the SEC.

Each Portfolio may also publish its distribution rate and/or its effective distribution rate. A Portfolio's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. A Portfolio's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. A Portfolio's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on a Portfolio's last monthly distribution. A Portfolio's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short- term capital gain actually earned by the Portfolio during the month.

Other data that may be advertised or published about each Portfolio include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

Standardized Yield Quotations. The yield of a Portfolio is computed by dividing the Portfolio's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share on the last day of such base period in accordance with the following formula:

        2[( a - b + 1 )6 - 1 ]
            -----
            (cd)

Where:         a =    net investment income earned during the period
               b =    net expenses accrued for the period
               c =    the average daily number of shares outstanding during the period that were entitled to receive dividends
               d =    the maximum offering price per share

Net investment income will be determined in accordance with rules established by the SEC.

Calculation of Total Return. Total return is a measure of the change in value of an investment in a Portfolio over the time period covered . In calculating total return, any dividends or capital gains distributions are assumed to have been reinvested in the Portfolio immediately rather than paid to the investor in cash. The formula for total return includes four steps (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Portfolio all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of they hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Portfolio has not been in existence for at least ten years.

FORMULA:       P(1+T)  to the power of N = ERV
-------

WHERE:      T =    Average annual total return
-----
            N = The number of years including portions of years where applicable for which the performance is being measured

            ERV = Ending redeemable value of a hypothetical $1.00 payment made a the inception of the portfolio

            P = Opening redeemable value of a hypothetical $1.00 payment made at the inception of the portfolio

The above formula can be restated to solve for T as follows:

            T =    [(ERV/P) to the power of 1/N]-1

Set forth below is a table showing each Portfolio's inception date and its average annual total return for one, five and ten years or the life of the Portfolio for the periods ended December 31,2002.

                                              Inception  One Year  Five     Ten       Since
Portfolio                                     Date                 Years    Years     Inception


Maxim Bond                                    2/25/82    9.07%     5.97%    6.18%     N/A
Maxim Loomis Sayles Bond                      11/1/94    11.08%    5.27%    N/A       9.28%
Maxim U.S. Government Securities              4/8/85     9.81%     6.94%    6.84%     N/A
Maxim U.S. Government Mortgage Securities     12/1/92    9.83%     7.00%    7.00%     N/A
Maxim Bond Index                              12/1/92    9.69%     6.98%    6.64%     N/A
Maxim Short Duration Bond                     8/1/95     6.16%     6.20%    N/A       6.05%
Maxim Global Bond                             7/26/99    10.54%    N/A      N/A       6.11%
Maxim Ariel MidCap Value                      1/3/94     -10.77%   10.92%   N/A       12.19%
Maxim T. Rowe Price MidCap Growth             7/1/97     -21.98%   4.75%    N/A       6.28%
Maxim Index 400                               7/26/99    -15.26%   N/A      N/A       1.40%
Maxim Ariel Small-Cap Value                   12/1/93    -6.27%    6.97%    N/A       10.39%
Maxim Loomis Sayles Small-Cap Value           11/1/94    -14.49%   3.32%    N/A       11.41%
Maxim INVESCO Small-Cap Growth                11/1/94    -30.95%   -0.15%   N/A       8.76%
Maxim Index 600                               12/1/93    -15.23%   1.71%    N/A       7.01%
Maxim Templeton(R)International Equity        12/1/93    -18.02%   -1.63%   N/A       3.04%
Maxim INVESCO ADR                             11/1/94    -13.16%   -2.43%   N/A       3.94%
Maxim Index European                          7/26/99    -20.62%   N/A      N/A       -11.68%
Maxim Index Pacific                           7/26/99    -14.07%   N/A      N/A       -15.38%
Maxim INVESCO Balanced                        10/1/96    -17.01%   -0.20%   N/A       4.38%
Maxim Founders Growth & Income                7/1/97     -25.41%   -7.68%   N/A       -6.48%
Maxim T. Rowe Price Equity/Income             11/1/94    -13.06%   2.36%    N/A       10.59%
Maxim Stock Index                             2/25/82    -21.94%   -0.73%   8.76%     N/A
Maxim Growth Index                            12/1/93    -24.08%   -2.26%   N/A       7.68%
Maxim Value Index                             12/1/93    -21.46%   -1.55%   N/A       8.07%
Maxim Aggressive Profile I                    9/9/97     -17.62%   0.24%    N/A       0.85%
Maxim Moderately Aggressive Profile I         9/9/97     -12.03%   1.97%    N/A       2.54%
Maxim Moderate Profile I                      9/9/97     -8.52%    2.62%    N/A       2.96%
Maxim Moderately Conservative Profile I       9/9/97     -5.31%    2.24%    N/A       2.54%
Maxim Conservative Profile I                  9/9/97     -0.69%    4.20%    N/A       4.62%
Maxim Aggressive Profile II                   9/16/99    -18.82%   N/A      N/A       -7.48%
Maxim Moderately Aggressive Profile II        9/16/99    -13.29%   N/A      N/A       -5.85%
Maxim Moderate Profile II                     9/16/99    -9.63%    N/A      N/A       -3.24%
Maxim Moderately Conservative Profile II      9/27/99    -6.26%    N/A      N/A       -2.04%
Maxim Conservative Profile II                 9/30/99    -1.42%    N/A      N/A       1.53%



Performance Comparisons

Each Portfolio may from time to time include its yield and/or total return in advertisements or in information furnished to present or prospective shareholders. Each Portfolio may include in such advertisements the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Morningstar, Inc., relevant indices and Donoghue Money Fund Report as having the same or similar investment objectives.

The manner in which total return and yield will be calculated for public use is described above. The table in the Prospectus under the heading "Performance Related Information", summarizes the calculation of total return and yield for each Portfolio, where applicable, through December 31, 2002.

                               DIVIDENDS AND TAXES

The following is only a summary of certain tax considerations generally affecting a Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning or legal advice from a qualified tax advisor.

Qualification as a Regulated Investment Company

The Internal Revenue Code of 1986, as amended (the "Code"), provides that each investment portfolio of a series investment company is to be treated as a separate corporation. Accordingly, a Portfolio will seek to be taxed as a regulated investment company ("RIC") under Subchapter M of the Code. As a RIC, a Portfolio will not be subject to federal income tax on the portion of its net investment income (i.e., its taxable interest, dividends and other taxable ordinary income, net of expenses) and net realized capital gain (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. A Portfolio will be subject to tax at regular corporate rates on any income or gains that it does not distribute. Distributions by a Portfolio made during the taxable year or, under specified circumstances, within one month after the close of the taxable year, will be considered distributions of income and gains during the taxable year and can therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are ancillary to a Portfolio's principal business of investing in stock and securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"). A Portfolio is also subject to certain investment diversification requirements.

Certain debt securities purchased by a Portfolio (such as zero-coupon bonds) may be treated for federal income tax purposes as having original issue discount. Original issue discount, generally defined as the excess of the stated redemption price at maturity over the issue price, is treated as interest for federal income tax purposes. Whether or not a Portfolio actually receives cash, it is deemed to have earned original issue discount income that is subject to the distribution requirements of the Code. Generally, the amount of original issue discount included in the income of a Portfolio each year is determined on the basis of a constant yield to maturity that takes into account the compounding of accrued interest.

In addition, a Portfolio may purchase debt securities at a discount that exceeds any original issue discount that remained on the securities at the time a Portfolio purchased the securities. This additional discount represents market discount for income tax purposes. Treatment of market discount varies depending upon the maturity of the debt security and the date on which it was issued. For a debt security issued after July 18, 1984 having a fixed maturity date or more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless a Portfolio elects for all its debt securities having a fixed maturity date or more than one year from the date of issue to include market discount in income in taxable years to which it is attributable). Generally, market discount accrues on a daily basis. For any debt security issued on or before July 18, 1984 (unless a Portfolio makes the election to include market discount in income currently), or any debt security having a fixed maturity date of not more than one year from the date of issue, the gain realized on disposition will be characterized as long-term or short-term capital gain depending on the period a Portfolio held the security. A Portfolio may be required to capitalize, rather than deduct currently, part or all of any net direct interest expense on indebtedness incurred or continued to purchase or carry any debt security having market discount (unless a Portfolio makes the election to include market discount in income currently).

If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the current and accumulated earnings and profits of a Portfolio. In such event, such distributions generally will be eligible for the dividends-received deductions in the case of corporate shareholders.

If a Portfolio were to fail to qualify as a RIC for one or more taxable years, the Portfolio could then qualify (or requalify) as a RIC for a subsequent taxable year only if the Portfolio had distributed to the Portfolio's shareholders a taxable dividend equal to the full amount of any earnings and profits (less the interest charge mentioned below, if applicable) attributable to such period. A Portfolio might also be required to pay to the U.S. Internal Revenue Service interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and proposed and temporary U.S. Treasury regulations, if the Portfolio should fail to qualify as a RIC and should thereafter seek to requalify as a RIC, the Portfolio may be subject to tax on the excess (if any) of the fair market value of the Portfolio's assets over the Portfolio's basis in such assets, as of the day immediately before the first taxable year for which the Portfolio seeks to requalify as a RIC.

If a Portfolio determines that it will not qualify as a RIC under Subchapter M of the Code, the Portfolio will establish procedures to reflect the anticipated tax liability in the Portfolio's net asset value.

Excise Tax on Regulated Investment Companies

The Portfolios intend to make sufficient distributions or deemed distributions of their ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax that applies to a regulated investment company that fails to distribute specified percentages of its ordinary taxable income and capital gain net income. However, investors should note that the Portfolios may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on our understanding of the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the discussion expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                                OTHER INFORMATION

Voting Rights

The shares of the Portfolios have no preemptive or conversion rights. Shares are fully paid and nonassessable. The Fund or any Portfolio may be terminated upon the sale of its assets to another investment company (as defined in the 1940
Act), or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Fund or the Portfolios. If not so terminated, the Fund or the Portfolios (as defined under the 1940 Act) will continue indefinitely.

Shareholders of a Portfolio are entitled to one vote for each Portfolio share owned and fractional votes for fractional shares owned. Pursuant to current interpretations of the 1940 Act, insurance companies that invest in a Portfolio will solicit voting instructions from owners of variable insurance contracts that are issued through separate accounts registered under the 1940 Act with respect to any matters that are presented to a vote of shareholders of that Portfolio.

Dividends rights, the right of redemption, and exchange privileges are described in the Prospectus.

Custodian


The Bank of New York, One Wall Street, New York, New York 10286, is custodian of the assets for all Portfolios, other than the Maxim Index European, Maxim Index Pacific and the Profile Portfolios. JPMorgan Chase, 4 Chase MetroTech Center, Brooklyn, NY 11245, is custodian of the assets for the Maxim Index European and Maxim Index Pacific Portfolios. The Profile Portfolios are self-custodied. Prior to April 1, 2003, Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105, was custodian of the assets for the Maxim Stock Index, Maxim Growth Index, Maxim Value Index, Maxim Index 600 and Maxim Index 400 Portfolios. Fees paid for custodial services by MCM for the period 2000-2002 are as follows:


Year      Bank of New York   JPMorgan Chase     Barclays Global
                                                Investors

2000      $1,419,829         $ 0                $ 0
2001      $788,934           $104,762           $183,021
2002      $465,074           $201,006           $187,568


The custodians are responsible for the safekeeping of a Portfolio's assets and the appointment of the subcustodian banks and clearing agencies. The custodians take no part in determining the investment policies of a portfolio or in deciding which securities are purchased or sold by a Portfolio. However, a Portfolio may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian.

Transfer and Dividend Paying Agent

Financial Administrative Services Corporation ("FASCorp"), 8515 East Orchard Road, Greenwood Village, Colorado 80111 serves as the Fund's transfer agent and dividend paying agent. FASCorp is an affiliate of the Fund and charges no fee for its services.

Independent Auditors

Deloitte & Touche LLP, 555 17th Street, Suite 3600, Denver, Colorado 80202, serves as the Fund's independent auditor. Deloitte & Touche LLP audits financial statements for the Fund and provides other audit, tax, and related services.

                              FINANCIAL STATEMENTS


The Fund's audited financial statements as of December 31, 2002, together with the notes thereto and the report of Deloitte & Touche LLP are incorporated by reference to Registrant's N-30D filed via EDGAR on February 27 and 28, 2003 and as amended March 6, 2003 and March 10, 2003.

                                    APPENDIX

Corporate Bond Ratings by Moody's Investors Service, Inc.

        Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

        A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B - Bonds where are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Corporate Bonds Ratings by Standard & Poor's Corporation

        AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

        AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

        A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

        BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity for bonds rated BBB than for bonds in the A category.

        BB & B - Standard & Poor's describes the BB and B rated issues together with issues rated CCC and CC. Debt in these categories is regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper Ratings by Moody's Investors Service, Inc.

        Prime-1 - Commercial Paper issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

        Prime-2 - Issuers in the Commercial Paper market rated Prime-2 are high quality. Protection for short-term holders is assured with liquidity and value of current assets as well as cash generation in sound relationship to current indebtedness. They are rated lower than the best commercial paper issuers because margins of protection may not be as large or because fluctuations of protective elements over the near or immediate term may be of greater amplitude. Temporary increases in relative short and overall debt load may occur. Alternative means of financing remain assured.

        Prime-3 - Issuers in the Commercial Paper market rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earning and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Commercial Paper Ratings by Standard & Poor's Corporation

        A - Issuers assigned this highest rating are regarded as having the greatest capacity for timely payment. Issuers in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety.

        A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

        A-2 - Capacity for timely payment for issuers with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

        A-3 - Issuers carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.

                                     PART C

                                OTHER INFORMATION

Item 22. Financial Statements, and amendments thereto, are incorporated by reference to Registrant's annual reports on N-30D filed on February 27, 2003, File No. 811-03364, Accession Nos. 0000356476-03-000003 to 0000356576-03-000011
and 0000356476-03-000013 to 0000356476-03-000027; on February 28, 2003, File No.
811-03364, Accession Nos. 0000356476-03-000028 to 0000356476-03-000030; on March
6, 2003, File No. 811-03364,  Accession No.  0000356476-01-000033;  and on March
10, 2003, File No. 811-03364, Accession No. 0000356476-03-000034.

Item 23.       Exhibits


(a) Articles of Incorporation are incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 67 to its Registration Statement filed on February 28, 2000, Post-Effective Amendment No. 72 filed April 27, 2001, Post-Effective Amendment No. 73 filed December 31, 2001, File No. 002-75503, Post-Effective Amendment No. 74 filed March 1, 2002, Post-Effective Amendment No. 77, filed February 14, 2003, and Post-Effective Amendment No. 78, filed April 14, 2003, File No. 002-75503.


(b) Bylaws are incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 67 to its Registration Statement filed on February 28, 2000, File No. 002-75503.

        (c) Not Applicable.


(d)(1) Investment Advisory Agreement and all amendments thereto are incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 64 to the Registration Statement filed on July 22, 1999, File No. 002-75503, Post-Effective Amendment No. 76 filed on April 26, 2002, and Post-Effective Amendment No. 78, filed April 14, 2003, File No. 002-75503.

(d)(2) Sub-Advisory Agreement on behalf of Maxim Ariel MidCap Value Portfolio is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, and Post-Effective Amendment No. 78, filed April 14, 2003, File No. 002-75503.

(d)(3) Sub-Advisory Agreement on behalf of Maxim Ariel Small-Cap Value Portfolio and all amendments thereto are incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, and Post-Effective Amendment No. 78, filed April 14, 2003, File No. 002-75503.

(d)(4) Sub-Advisory Agreement on behalf of Maxim Stock Index, Maxim Index 600, Maxim Index 400, Maxim Growth Index, Maxim Value Index, Maxim Index European and Maxim Index Pacific Portfolios is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 78, filed April 14, 2003, File No. 002-75503. An amendment to this Sub-Advisory Agreement to include the Maxim S&P 500 Index(R) Portfolio to be filed by amendment.

(d)(5) Sub-Advisory Agreement on behalf of Maxim Founders Growth & Income Portfolio and all amendments thereto are incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 55 to the Registration Statement filed on April 30, 1998 and Post-Effective Amendment No. 72 filed on April 27, 2001, File No. 002-75503.

(d)(6) Sub-Advisory Agreements on behalf of Maxim INVESCO ADR, Maxim INVESCO Balanced and Maxim INVESCO Small-Cap Growth Portfolios and all amendments thereto are incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, and Post-Effective Amendment No. 78, filed April 14, 2003, File No. 002-75503.


(d)(7) Sub-Advisory Agreement on behalf of Maxim Loomis Sayles Bond and Maxim Loomis Sayles Small-Cap Value Portfolios is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 70 to the Registration Statement filed on March 1, 2001, File No. 002-75503.


(d)(8) Sub-Advisory Agreement on behalf of Maxim Global Bond Portfolio and all amendments thereto are incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 64 to the Registration Statement filed on July 22, 1999, and Post-Effective Amendment No. 77 filed on February 14, 2003, File No. 002-75503.

(d)(9) Sub-Advisory Agreement on behalf of Maxim Templeton(R) International Equity Portfolio and all amendments thereto are incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, File No. 002-75503.

(d)(10) Sub-Advisory Agreement on behalf of Maxim T. Rowe Price Equity-Income Portfolio and all amendments thereto are incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, File No. 002-75503.

(d)(11) Sub-Advisory Agreement on behalf of Maxim T. Rowe Price MidCap Growth Portfolio and all amendments thereto are incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 55 to the Registration Statement filed on April 30, 1998, Post-Effective Amendment No. 72 filed on April 27, 2001, and Post-Effective Amendment No. 78, filed April 14, 2003, File No. 002-75503.

(d)(12) Sub-Advisory Agreement on behalf of Maxim MFS(R) International Growth Portfolio is filed herewith as Exhibit 23(d)(12).


(d)(13) Sub-Advisory Agreement on behalf of Maxim Federated Bond Portfolio to be filed by amendment.


(d)(14) Sub-Advisory Agreement on behalf of Maxim Janus Large Cap Growth and Maxim Janus High Yield Bond Portfolios is filed herewith as Exhibit 23(d)(14).


(e) Principal Underwriting Agreement is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 76 to the Registration Statement filed on April 26, 2002, File No. 002-75503.

(f) Not Applicable.


(g) Custody Agreements with The Bank of New York and JPMorgan Chase Bank are incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, File No. 002-75503.


(h) (1) Transfer Agency Agreement is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, File No. 002-75503.

(h)(2) Securities Lending Agreement with The Bank of New York is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 74 filed on March 1, 2002, File No. 002-75503.

(i) Legal Opinion of Helliwell, Melrose & DeWolfe, P.A.. is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 67 to its Registration Statement dated February 28, 2000, File No. 002-75503.


(j) Written Consent of Deloitte & Touche LLP, Independent Auditors is filed herewith as Exhibit 23(j).


(k) Not Applicable.

(l) Not Applicable.

(m) Not Applicable.

(n) Not Applicable

(o) Not Applicable.


(p)(1) Code of Ethics for the Fund and GW Capital Management, LLC and Code of Ethics for the Fund's principal underwriter are incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 78 to the Registration Statement, filed April 14, 2003, File No 002-75503.


(p)(2) Code of Ethics for Ariel Capital Management, Inc. is incorporated by reference to the exhibits to Post-Effective Amendment No. 24 to Ariel Growth Fund's Registration Statement filed on January 30, 2001, File No. 033-07699.

(p)(3) Code of Ethics for BNY Investment Advisors is incorporated by reference to the exhibits to Post-Effective Amendment no. 15 to Orchard Series Fund's Registration Statement filed on March 26, 2003.

(p)(4) Code of Ethics for Founders Asset Management, LLC is incorporated by reference to the exhibits to Post-Effective Amendment No. 68 to Dreyfus Founders Funds, Inc.'s Registration Statement filed on February 28, 2001, File No. 002-17531.

(p)(5) Code of Ethics for INVESCO Funds Group, Inc. and INVESCO Global Asset Management (N.A.), Inc. is incorporated by reference to the exhibits to Post-Effective Amendment No. 13 to INVESCO International Funds, Inc.'s Registration Statement filed on October 12, 2000, File No. 033-63498.

(p)(6) Code of Ethics for Loomis, Sayles & Company, L.P. is incorporated by reference to the exhibits to Post-Effective Amendment No. 30 to the Loomis Sayles Funds' Registration Statement filed on November 27, 2002, File No. 033-39133.

(p)(7) Code of Ethics for Pareto Partners is incorporated by reference to Registrant's Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, File No. 002-75503.

(p)(8) Code of Ethics for T. Rowe Price Associates, Inc. is incorporated by reference to the exhibits to Post-Effective Amendment No. 8 to T. Rowe Price
Corporate Income Fund, Inc.'s Registration Statement filed on September 27, 2002, File No. 033-62275.

(p)(9) Code of Ethics for Templeton Investment Counsel, Inc. is incorporated by reference to the exhibits to Post-Effective Amendment No. 36 to Templeton Funds, Inc.'s Registration Statement filed on December 27, 2002, File No. 002-60067.


(p)(10) Code of Ethics for Massachusetts Financial Services Company is incorporated by reference to the exhibits to Post-Effective Amendment No. 40 to MFS Series Trust IX's Registration Statement filed on August 28, 2000, File No. 002-50409.


(p)(11) Code of Ethics for Federated Investment Management Company is incorporated by reference to the exhibits to Post-Effective Amendment No. 14 to Federated Managed Allocation Portfolios' Registration Statement filed on January 25, 2001, File No. 33-51247.

(p)(12) Code of Ethics for Janus Capital Corporation is incorporated by reference to the exhibits to Post-Effective Amendment No. 95 to Janus Investment Fund's Registration Statement filed on September 13, 2000, File No. 2-34393.

Item 24.       Persons Controlled by or under Common Control with Registrant.
               -------------------------------------------------------------

        (State/Country of Organization) - Nature of Business

Power Corporation of Canada (Canada) - Holding and Management Company
   100.0%  - 2795957 Canada Inc. (Canada) - Holding Company
       100.0%  - 171263 Canada Inc. (Canada) - Holding Company
           67.4%  - Power Financial Corporation (Canada) - Holding Company
               81.03%  - Great-West Lifeco Inc. (Canada) - Holding Company
                   100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company
                       100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                           100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                             100.0%  - Great-West Life & Annuity Capital I (Delaware) - Business Trust
                             100.0% - Great-West Life & Annuity Insurance Company (Colorado) -
                                      Life and Health Insurance Company
                                100.0% - First Great-West Life & Annuity Insurance Company (New York) -
                                Life and Health Insurance Company
                                100.0% - Advised Assets Group, LLC (Colorado) - Investment Adviser
                                100.0% - Alta Health & Life Insurance Company (Indiana) - Life and
                                         Health Insurance Company
                                         100.0%  - Alta Agency, Inc. (New York) - Insurance Agency
                                100.0% - BenefitsCorp, Inc. (Delaware) - Insurance Agency
                                         100.0%  - BenefitsCorp Equities, Inc. (Delaware) - Securities
                                         Broker/Dealer
                                         100.0% - BCC Corp of Wyoming, Inc. (Wyoming) - Insurance Agency
                                100.0% - National Plan Coordinators of Delaware, Inc. (Delaware) -
                                         Third Party Administrator
                                         100.0%  - NPC Securities, Inc. (California) - Securities
                                         Broker/Dealer
                                         100.0%  - National Plan Coordinators of Washington, Inc.
                                         (Washington) - Third Party Administrator
                                         100.0%  - P.C. Enrollment Services & Insurance Brokerage, Inc.
                                         (Massachusetts) - Insurance Agency
                               100.0% - One Benefits, Inc. (Colorado) - Holding Company
                                        100.0%  - One Health Plan of Alaska, Inc. (Alaska) - Preferred
                                        Provider Organization
                                        100.0%  - One Health Plan of Arizona, Inc. (Arizona) - Health
                                        Maintenance Organization
                                        100.0%  - One of Arizona, Inc. (Arizona) - Preferred Provider
                                        Organization
                                        100.0% - One Health Plan of California, Inc.
                                        (California) - Health Maintenance Organization
                                        100.0% - One Health Plan of Colorado, Inc.
                                        (Colorado) - Health Maintenance Organization
                                        100.0% - One Health Plan of Florida, Inc. (Florida) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Georgia, Inc. (Georgia) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Illinois, Inc. (Illinois) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Indiana, Inc. (Indiana) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Kansas/Missouri, Inc. (Kansas) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Maine, Inc. (Maine) - Preferred
                                        Provider Organization
                                        100.0% - One Health Plan of Massachusetts, Inc. (Massachusetts) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Michigan, Inc. (Michigan) -
                                        Preferred Provider Organization
                                        100.0% - One Health Plan of Minnesota, Inc. (Minnesota) -
                                        Preferred Provider Organization
                                        100.0% - One Health Plan of Nevada, Inc. (Nevada) -
                                        Preferred Provider Organization
                                        100.0% - One Health Plan of New Hampshire, Inc. (New Hampshire) -
                                        Preferred Provider Organization
                                        100.0% - One Health Plan of New Jersey, Inc. (New Jersey) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of New York, Inc. (New York) -
                                        Preferred Provider Organization
                                        100.0% - One Health Plan of North Carolina, Inc. (North Carolina) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Ohio, Inc. (Ohio) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Oregon, Inc. (Oregon) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Pennsylvania, Inc. (Pennsylvania) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of South Carolina, Inc. (South Carolina) -
                                        Preferred Provider Organization
                                        100.0% - One Health Plan of Tennessee, Inc. (Tennessee) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Texas, Inc. (Texas) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan, Inc. (Vermont) -
                                        Preferred Provider Organization
                                        100.0%  - One Health Plan of Virginia, Inc. (Virginia) -
                                        Preferred Provider Organization
                                        100.0%  - One Health Plan of Washington, Inc. (Washington) -
                                        Health Maintenance Organization
                                        100.0%  - One Health Plan of Wisconsin, Inc. (Wisconsin) -
                                        Preferred Provider Organization
                                        100.0%  - One Health Plan of Wyoming, Inc. (Wyoming) -
                                        Preferred Provider Organization
                                        100.0%  - One Orchard Equities, Inc. (Colorado) - Securities
                                        Broker/Dealer
                              100.0%  - Financial Administrative Services Corporation (Colorado) -
                                        Third Party Administrator
                              100.0%  - GWL Properties, Inc. (Colorado) - Real Property Corporation
                               50.0%  - Westkin Properties Ltd. (California) - Real Property
                                        Corporation
                              100.0%  - Great-West Benefit Services, Inc. (Delaware) - Leasing
                                        Company
                               92.1%  - Maxim Series Fund, Inc. (Maryland) - Investment Company
                              100.0%  - GW Capital Management, LLC (Colorado) - Investment Adviser
                                        100.0% - Orchard Capital Management, LLC (Colorado) - Investment Adviser
                                        100.0% - Greenwood Investments, LLC (Colorado) - Securities Broker/Dealer
                               86.8%  - Orchard Series Fund (Delaware) - Investment Company
                                        100.0%  - Orchard Trust Company (Colorado) - Trust Company


Item 25.       Indemnification.

               Item 4, Part II, of Registrant's Pre-Effective Amendment No. 1 to its Registration Statement is herein incorporated by reference.

Item 26.       Business and Other Connections of Investment Adviser.
               ----------------------------------------------------

               Registrant's investment adviser, GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), which is a wholly-owned subsidiary of The Great-West Life Assurance Company. MCM provides investment advisory services to various unregistered separate accounts of GWL&A and to Great-West Variable Annuity Account A and Orchard Series Fund, which are registered investment companies. The directors and officers of MCM have held, during the past two fiscal years, the following positions of a substantial nature.

Name                         Position(s)

S. Mark Corbett              Manager and Senior Vice  President,  MCM;  Senior Vice President,
                             Investments,   GWL&A,  The  Great-West  Life  Assurance   Company
                             ("Great-West"),  Orchard Trust Company,  First  Great-West Life &
                             Annuity  Insurance  Company  ("First  GWL&A")  and Alta  Health &
                             Life  Insurance  Company  ("AH&L");   Manager,   Orchard  Capital
                             Management, LLC.

Mitchell T.G. Graye          Manager;  Executive  Vice President and Chief  Financial  Officer
                             of GWL&A,  GWL&A Financial Inc., First GWL&A and AH&L;  Executive
                             Vice  President  and  Chief  Financial  Officer,   United  States
                             Operations,   Great-West;  Executive  Vice  President  and  Chief
                             Operating Officer,  One Benefits,  Inc.; Trustee,  Orchard Series
                             Fund;  Director,  Maxim  Series  Fund,  Inc.,  Committee  Member,
                             Great-West  Variable  Annuity  Account A,  Manager and  Chairman,
                             Orchard  Capital  Management,  LLC;  Director and Executive  Vice
                             President, Orchard Trust Company.

Wayne Hoffmann               Manager and Senior Vice President, MCM; Senior Vice President,
                             Investments, GWL&A, Great-West, Orchard Trust Company, First GWL&A
                             and AH&L; Manager, Orchard Capital Management, LLC.

D.L. Wooden                  Manager and Chairman,  MCM;  Executive Vice President,  Financial
                             Services,   GWL&A,   Great-West   and  First   GWL&A;   Director,
                             Chairman,  President and Chief Executive  Officer,  Orchard Trust
                             Company;    Director,    Chairman   and   President,    Financial
                             Administrative  Services  Corporation,   Director,  BenefitsCorp,
                             Inc. and Manager, Orchard Capital Management, LLC

Graham McDonald              Treasurer,  MCM;  Treasurer,  Maxim  Series Fund,  Inc.,  Orchard
                             Series Fund,  Great-West  Variable  Annuity Account A and Orchard
                             Capital  Management,  LLC; Vice President,  Corporate Finance and
                             Investment  Operations,  GWL&A;  President,   Great-West  Benefit
                             Services, Inc. and Greenwood Investments, LLC.

Beverly A. Byrne             Secretary,   MCM;   Vice   President,   Counsel   and   Associate
                             Secretary,  GWL&A;  Vice  President and Counsel,  Great-West  and
                             Orchard Trust  Company;  Vice  President,  Counsel and Secretary,
                             Financial   Administrative   Services   Corporation;   Secretary,
                             Orchard  Capital  Management,  LLC,  Advised Assets Group,  Inc.,
                             One  Orchard  Equities,   Inc.,   Greenwood   Investments,   LLC,
                             BenefitsCorp   Equities,   Inc.,   Great-West   Variable  Annuity
                             Account A, Maxim  Series  Fund,  Inc.,  Orchard  Series  Fund and
                             BenefitsCorp, Inc.

Item 27.       Principal Underwriter

              (a) Greenwood Investments, LLC serves as the principal underwriter for the Fund and Orchard Series Fund.


              (b) The principal business address of the directors and officers of Greenwood Investments, LLC named below is 8515 East Orchard Road, Greenwood Village, Colorado 80111.

                                    Positions and Offices               Positions and Officers
               Name                 with Underwriter                    with Registrant
               ------               ---------------------               --------------------
               D.G. McLeod          Manager                             None
               G.R. McDonald        Manager and President               Treasurer
               B.A. Byrne           Secretary                           Secretary
               D.T. Buhler          Manager and Chief Compliance        Assistant Secretary
                                    Officer                             and Legal Compliance Officer


Item 28.       Location of Accounts and Records

               All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained in the physical possession of: Maxim Series Fund, Inc., 8515 East Orchard Road, Greenwood Village, Colorado 80111; or GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Item 29.       Management Services

               Not applicable.

Item 30.       Undertakings

               Not applicable.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 79 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Greenwood Village in the State of Colorado on the 16th day of April, 2003.

                                            MAXIM SERIES FUND, INC.
                                                    (Registrant)


                                            By:/s/ W.T. McCallum
                                               ---------------------------------
                                               President (W.T. McCallum)

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 79 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title                Date

 /s/ W.T. McCallum                          President            April 16, 2003
------------------------------------
W.T. McCallum                               and Director


/s/ M.T.G. Graye                            Director             April 16, 2003
------------------------------------
M.T.G. Graye

/s/ R.P. Koeppe*                            Director             April 16, 2003
------------------------------------
R.P. Koeppe*


/s/ R. Jennings*                            Director              April 16, 2003
-----------------------------------
R. Jennings*


/s/ S. Zisman*                              Director             April 16, 2003
------------------------------------
S. Zisman*


/s/ G.R. McDonald                           Treasurer            April 16, 2003
------------------------------------
G.R. McDonald

*By: /s/ B.A. Byrne
    -----------------------------------------------
     B.A. Byrne

Attorney-in-fact pursuant to Powers of Attorney filed under Post-Effective Amendment No. 52 to this Registration Statement.